UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08004
                                                    ----------------------------

                                 ABN AMRO FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             161 North Clark Street
                                CHICAGO, IL 60601
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                 ABN AMRO Funds
                             161 North Clark Street
                                CHICAGO, IL 60601
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 884-2139
                                                          ---------------

                   Date of fiscal year end: OCTOBER 31, 2004
                                           -----------------

                     Date of reporting period: JULY 31, 2004
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

ABN AMRO FUNDS
--------------

GROWTH FUND                                                        JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                         MARKET
    SHARES                                                VALUE
  ----------                                             --------

COMMON STOCKS - 99.54%

               ADVERTISING - 2.73%
     480,437   Omnicom Group                          $  34,601,073
                                                      -------------
               CAPITAL GOODS - 6.84%
   1,078,400   Dover                                     42,790,912
     482,748   Illinois Tool Works                       43,698,349
                                                      -------------
                                                         86,489,261
                                                      -------------
               CHEMICALS - 2.62%
     840,054   Praxair                                   33,140,130
                                                      -------------
               COMMERCIAL SERVICES - 8.34%
     966,133   Cintas                                    40,538,941
   1,084,194   Ecolab                                    33,067,917
     647,800   H&R Block                                 31,826,414
                                                      -------------
                                                        105,433,272
                                                      -------------
               CONSUMER CYCLICALS - 7.52%
   1,027,590   Harley-Davidson                           61,521,813
     594,132   Johnson Controls                          33,538,752
                                                      -------------
                                                         95,060,565
                                                      -------------
               ELECTRICAL - 1.52%
     579,739   General Electric                          19,276,322
                                                      -------------
               FINANCE - 9.61%
     676,000   Fifth Third Bancorp                       33,367,360
   1,848,664   MBNA                                      45,643,514
   1,371,581   Schwab (Charles)                          12,042,481
     803,300   SLM                                       30,461,136
                                                      -------------
                                                        121,514,491
                                                      -------------
               FOOD AND BEVERAGES - 2.77%
   1,018,346   Sysco                                     35,082,020
                                                      -------------
               HEALTH CARE SERVICES - 2.93%
     832,542   Cardinal Health                           37,048,119
                                                      -------------
               INSURANCE - 6.28%
     905,936   AFLAC                                     35,911,303
     616,686   American International Group              43,568,866
                                                      -------------
                                                         79,480,169
                                                      -------------
               MEDICAL PRODUCTS AND SUPPLIES - 4.78%
     869,400   Medtronic                                 43,183,098
     225,900   Zimmer Holdings*                          17,238,429
                                                      -------------
                                                         60,421,527
                                                      -------------
               PHARMACEUTICALS - 3.45%
   1,364,287   Pfizer                                    43,602,612
                                                      -------------
               RETAIL - 13.34%
     518,600   Home Depot (The)                          17,487,192
     896,996   Kohl's*                                   41,046,537
   1,070,200   Starbucks*                                50,256,592
   1,393,400   TJX                                       32,703,098
     746,995   Walgreen                                  27,190,618
                                                     --------------
                                                        168,684,037
                                                     --------------


                                                         MARKET
    SHARES                                                VALUE
  ----------                                             --------
               TECHNOLOGY - 21.22%

   2,168,506   Cisco Systems*                         $  45,235,035
   1,272,412   Dell*                                     45,132,454
     945,300   EMC*                                      10,369,941
     288,300   IBM                                       25,102,281
   1,751,500   Intel                                     42,701,570
   1,133,988   Microsoft                                 32,273,298
   2,938,200   Oracle*                                   30,880,482
   1,721,500   Texas Instruments                         36,719,595
                                                     --------------
                                                        268,414,656
                                                     --------------
               TELECOMMUNICATIONS EQUIPMENT - 2.87%
     524,900   QUALCOMM                                  36,260,092
                                                     --------------
               TRANSPORTATION - 2.72%
   2,378,900   Southwest Airlines                        34,422,683
                                                     --------------

               TOTAL COMMON STOCKS
                (Cost $1,116,634,197)                 1,258,931,029
                                                     --------------

INVESTMENT COMPANY - 0.51%

   6,472,925   BlackRock Provident Institutional
               TempCash Portfolio                         6,472,925
                                                     --------------

               TOTAL INVESTMENT COMPANY
                (Cost $6,472,925)                         6,472,925
                                                     --------------

TOTAL INVESTMENTS - 100.05%
  (Cost $1,123,107,122)**                             1,265,403,954
                                                     --------------
NET OTHER ASSETS AND LIABILITIES - (0.05)%                 (643,815)
                                                     --------------
NET ASSETS - 100.00%                                 $1,264,760,139
                                                     ==============
 -----------------------------------
*        Non-income producing security.
         Aggregate cost for Federal income tax purposes is
**       $1,123,107,122.

         Gross unrealized appreciation                $ 201,057,702
         Gross unrealized depreciation                  (58,760,870)
                                                      -------------
         Net unrealized appreciation                  $ 142,296,832
                                                      =============

ABN AMRO FUNDS

MONTAG & CALDWELL GROWTH FUND                                      JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                          MARKET
    SHARES                                                VALUE
 ----------                                              --------

COMMON STOCKS - 96.12%

               ADVERTISING - 1.62%
     733,000   Omnicom Group                          $  52,790,660
                                                      -------------
               BIOTECHNOLOGY - 3.88%

     624,400   Amgen*                                    35,515,872
   1,867,900   Genentech*                                90,929,372
                                                      -------------
                                                        126,445,244
                                                      -------------
               CAPITAL GOODS - 7.10%
     880,000   Caterpillar                               64,671,200
     785,800   Illinois Tool Works                       71,130,616
   1,160,900   3M                                        95,611,724
                                                      -------------
                                                        231,413,540
                                                      -------------
               COMMERCIAL SERVICES - 4.02%
     832,300   Apollo Group, Class A*                    69,538,665
   2,000,000   Paychex                                   61,420,000
                                                      -------------
                                                        130,958,665
                                                      -------------
               COMMUNICATIONS - 2.92%
     568,400   eBay*                                     44,522,772
     610,000   Gannett                                   50,715,400
                                                     --------------
                                                         95,238,172
                                                     --------------
               CONSUMER CYCLICALS - 1.53%
   1,019,600   Marriott International, Class A           49,756,480
                                                     --------------
               CONSUMER STAPLES - 11.99%
   1,526,700   Colgate-Palmolive                         81,220,440
   3,800,000   Gillette                                 148,124,000
   3,100,000   Procter & Gamble                         161,665,000
                                                     --------------
                                                        391,009,440
                                                     --------------
               ELECTRICAL - 2.31%
   2,266,900   General Electric                          75,374,425
                                                     --------------
               ENTERTAINMENT AND LEISURE - 1.99%
   2,806,300   Disney, Walt                              64,797,467
                                                     --------------
               FINANCE - 5.08%
   1,409,000   American Express                          70,802,250
   2,150,000   Citigroup                                 94,793,500
                                                     --------------
                                                        165,595,750
                                                     --------------
               FOOD AND BEVERAGES - 6.34%
   2,204,600   Coca-Cola                                 96,693,756
   2,200,000   PepsiCo                                  110,000,000
                                                     --------------
                                                        206,693,756
                                                     --------------
               INSURANCE - 4.06%
   1,875,000   American International Group             132,468,750
                                                     --------------
               MEDICAL PRODUCTS AND SUPPLIES - 10.40%
   2,780,800   Boston Scientific*                       106,393,408
   2,321,600   Johnson & Johnson                        128,314,832
   2,102,700   Medtronic                                104,441,109
                                                     --------------
                                                        339,149,349
                                                     --------------


                                                          MARKET
    SHARES                                                VALUE
 ----------                                              --------
               OIL AND GAS EXTRACTION - 5.08%
   2,572,100   Schlumberger                           $ 165,437,472
                                                     --------------
               PHARMACEUTICALS - 6.40%

   1,769,000   Eli Lilly                                112,720,680
   2,998,000   Pfizer                                    95,816,080
                                                     --------------
                                                        208,536,760
                                                     --------------
               RESTAURANTS - 2.67%
   3,161,400   McDonald's                                86,938,500
                                                     --------------
               RETAIL - 4.21%
   1,864,600   Bed Bath & Beyond*                        65,988,194
   1,557,800   Kohl's*                                   71,284,928
                                                     --------------
                                                        137,273,122
                                                     --------------
               TECHNOLOGY - 5.94%
   2,250,000   Cisco Systems*                            46,935,000
     805,600   Electronic Arts*                          40,384,728
   2,208,200   Maxim Integrated Products                106,214,420
                                                     --------------
                                                        193,534,148
                                                     --------------
               TELECOMMUNICATIONS EQUIPMENT - 4.65%
   2,195,300   QUALCOMM                                 151,651,324
                                                     --------------
               TRANSPORTATION - 3.93%
   1,780,000   United Parcel Service, Class B           128,088,800
                                                     --------------

               TOTAL COMMON STOCKS
                (Cost $2,877,478,346)                 3,133,151,824
                                                     --------------

INVESTMENT COMPANY - 3.47%

  113,185,978  BlackRock Provident Institutional
               TempCash Portfolio                       113,185,978
                                                     --------------

               TOTAL INVESTMENT COMPANY
                (Cost $113,185,978)                     113,185,978
                                                     --------------

TOTAL INVESTMENTS - 99.59%
  (Cost $2,990,664,324)**                             3,246,337,802
                                                     --------------
NET OTHER ASSETS AND LIABILITIES - 0.41%                 13,443,901
                                                     --------------
NET ASSETS - 100.00%                                 $3,259,781,703
                                                     ==============
 -----------------------------------
*        Non-income producing security.
         Aggregate cost for Federal income tax purposes is
**       $2,990,664,324.

         Gross unrealized appreciation                $ 347,093,918
         Gross unrealized depreciation                  (91,420,440)
                                                     --------------
         Net unrealized appreciation                  $ 255,673,478
                                                     ==============

ABN AMRO FUNDS
--------------

TAMRO LARGE CAP VALUE FUND                                         JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     --------

COMMON STOCKS - 94.33%

               BIOTECHNOLOGY - 1.92%
      10,520   MedImmune*                                     $     242,381
                                                              -------------
               CAPITAL GOODS - 6.30%
       2,856   General Dynamics                                     282,230
       7,780   Masco                                                235,267
       8,220   Raytheon                                             275,781
                                                              -------------
                                                                    793,278
                                                              -------------
               CHEMICALS - 2.22%
       6,511   duPont (E. I.) de Nemours                            279,127
                                                              -------------
               COMMUNICATIONS - 9.47%
       7,955   Comcast, Class A*                                    217,967
       1,180   Liberty Media International, Class A*                 36,792
         236   Liberty Media International, Class A, RTS*
               (Exercise Price: $25, expires 08/16/04)                1,418
      23,614   Liberty Media, Class A*                              200,247
      15,081   Time Warner*                                         251,099
       6,190   Viacom, Class B                                      207,922
      12,782   Vodafone Group, SP ADR                               277,753
                                                              -------------
                                                                  1,193,198
                                                              -------------
               CONSUMER CYCLICALS - 2.08%
       7,559   SONY, SP ADR                                         261,919
                                                              -------------
               CONSUMER STAPLES - 3.98%
       4,271   Kimberly-Clark                                       273,643
      10,564   Newell Rubbermaid                                    228,182
                                                              -------------
                                                                    501,825
                                                              -------------
               FINANCE - 10.20%
           2   Berkshire Hathaway, Class A*                         174,500
          52   Berkshire Hathaway, Class B*                         150,488
       4,585   Citigroup                                            202,153
       4,342   JPMorgan Chase                                       162,087
       7,363   MBNA                                                 181,792
       3,807   Wachovia                                             168,688
       6,311   Washington Mutual                                    244,867
                                                              -------------
                                                                  1,284,575
                                                              -------------
               FOOD AND BEVERAGES - 8.48%
       4,536   Coca-Cola                                            198,949
       6,467   ConAgra Foods                                        168,142
       6,615   Kraft Foods, Class A                                 202,088
      17,820   Kroger*                                              281,556
       4,350   PepsiCo                                              217,500
                                                              -------------
                                                                  1,068,235
                                                              -------------
               HEALTH CARE SERVICES - 1.76%
       5,735   HCA                                                  221,658
                                                              -------------
               INSURANCE - 5.85%
       6,151   Cincinnati Financial                                 245,302
       4,759   Loews                                                269,502
       4,760   Prudential Financial                                 221,626
                                                              -------------
                                                                    736,430
                                                              -------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     --------
               OIL AND GAS EXTRACTION - 10.91%
       4,470   Anadarko Petroleum                             $     267,261
       4,551   BP, SP ADR*                                          256,494
       2,627   ChevronTexaco                                        251,273
       3,829   Exxon Mobil                                          177,283
       5,280   Royal Dutch Petroleum                                265,584
       2,437   Schlumberger                                         156,748
                                                              -------------
                                                                  1,374,643
                                                              -------------
               PHARMACEUTICALS - 7.45%
       9,766   Bristol-Myers Squibb                                 223,641
       3,070   Eli Lilly                                            195,620
       8,430   Medco Health Solutions*                              255,429
       5,830   Merck                                                264,391
                                                              -------------
                                                                    939,081
                                                              -------------
               RESTAURANTS - 2.35%
      10,779   McDonald's                                           296,422
                                                              -------------
               RETAIL - 9.39%
       4,470   Costco Wholesale                                     181,750
       8,890   Home Depot (The)                                     299,771
       6,080   Kohl's*                                              278,221
       7,007   May Department Stores (The)                          185,896
      14,470   Office Depot*                                        237,308
                                                              -------------
                                                                  1,182,946
                                                              -------------
               TECHNOLOGY - 8.62%
      16,280   Applied Materials*                                   276,272
       6,090   CANON, SP ADR                                        298,410
      11,396   Hewlett-Packard                                      229,629
       9,900   Microsoft                                            281,754
                                                              -------------
                                                                  1,086,065
                                                              -------------
               TELECOMMUNICATIONS EQUIPMENT - 1.30%
      14,150   Nokia, SP ADR                                        164,423
                                                              -------------
               TRANSPORTATION - 2.05%
      17,840   Southwest Airlines                                   258,145
                                                              -------------

               TOTAL COMMON STOCKS
                (Cost $11,161,006)                               11,884,351
                                                              -------------

INVESTMENT COMPANY - 4.95%

     623,794   BlackRock Provident Institutional
               TempCash Portfolio                                   623,794
                                                              -------------

               TOTAL INVESTMENT COMPANY
                (Cost $623,794)                                     623,794
                                                              -------------

TOTAL INVESTMENTS - 99.28%
  (Cost $11,784,800)**                                           12,508,145
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - 0.72%                             91,095
                                                              -------------
NET ASSETS - 100.00%                                          $  12,599,240
                                                              =============
 -----------------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $11,784,800.

         Gross unrealized appreciation                        $   1,080,103
         Gross unrealized depreciation                             (356,758)
                                                              -------------
         Net unrealized appreciation                          $     723,345
                                                              =============

RTS      Rights
SP ADR   Sponsored American Depositary Receipt

ABN AMRO FUNDS
--------------

VALUE FUND                                                         JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
   --------                                                     --------

COMMON STOCKS - 96.27%

               BASIC MATERIALS - 8.55%
      46,300   Air Products & Chemicals                       $   2,396,025
      21,300   Bowater                                              794,490
      50,900   Dow Chemical                                       2,030,401
      80,900   duPont (E. I.) de Nemours                          3,468,183
      72,200   International Paper                                3,121,206
      57,500   PPG Industries                                     3,389,625
      18,200   Praxair                                              717,990
      52,000   Smurfit-Stone Container*                             967,720
      99,500   Syngenta, ADR                                      1,651,700
                                                              -------------
                                                                 18,537,340
                                                              -------------
               CAPITAL GOODS - 7.79%
     204,600   Archer-Daniels-Midland                             3,156,978
      13,600   Cooper Industries                                    773,432
      24,300   Deere                                              1,526,283
      44,400   Emerson Electric                                   2,695,080
      78,200   Lockheed Martin                                    4,143,818
      52,400   Masco                                              1,584,576
      57,200   Northrop Grumman                                   3,008,720
                                                              -------------
                                                                 16,888,887
                                                              -------------
               COMMUNICATIONS - 8.10%
     112,300   Comcast, Special Class A,
               Non-Voting*                                        3,009,640
      39,700   Cox Communications, Class A*                       1,094,926
      53,100   SBC Communications                                 1,345,554
     186,600   Sprint                                             3,485,688
      62,600   Time Warner*                                       1,042,290
     129,500   Verizon Communications                             4,990,930
     119,800   Vodafone Group, SP ADR                             2,603,254
                                                              -------------
                                                                 17,572,282
                                                              -------------
               CONSUMER CYCLICALS - 1.46%
      26,800   Hasbro                                               486,956
      63,000   Tribune                                            2,674,350
                                                              -------------
                                                                  3,161,306
                                                              -------------
               CONSUMER STAPLES - 7.47%
      51,300   Accenture, Class A*                                1,263,519
      95,800   Altria Group                                       4,560,080
      23,200   Disney, Walt                                         535,688
      65,000   Kimberly-Clark                                     4,164,550
      53,100   Monsanto                                           1,925,406
     111,600   Viacom, Class B                                    3,748,644
                                                              -------------
                                                                 16,197,887
                                                              -------------
               FINANCE - 22.81%
      52,500   American Express                                   2,638,125
     119,886   Bank of America                                   10,191,509
     181,900   Citigroup                                          8,019,971
      73,600   Fannie Mae                                         5,222,656
      11,100   Franklin Resources                                   535,575
      53,200   Goldman Sachs Group                                4,691,708
      74,004   JPMorgan Chase                                     2,762,569
      34,400   MBNA                                                 849,336
     156,400   Mellon Financial                                   4,297,872
      54,810   Merrill Lynch                                      2,725,153
      56,200   Reed Elsevier, SP ADR                              2,010,836
      14,100   SouthTrust                                           546,939

                                                                   MARKET
    SHARES                                                         VALUE
  ---------                                                       --------
               FINANCE (CONTINUED)
      75,500   SunTrust Banks                                 $   4,979,225
                                                              -------------
                                                                 49,471,474
                                                              -------------
               FOOD AND BEVERAGES - 3.92%
      19,300   Diageo, SP ADR                                       969,246
      50,900   Heinz (H.J.)                                       1,877,701
      87,800   Kellogg                                            3,657,748
       8,400   PepsiCo                                              420,000
      71,800   Sara Lee                                           1,576,728
                                                              -------------
                                                                  8,501,423
                                                              -------------
               INSURANCE - 6.20%
      19,100   AFLAC                                                757,124
      62,200   Allstate                                           2,928,376
      14,900   Chubb (The)                                        1,024,822
      31,000   Hartford Financial Services Group                  2,018,100
      11,400   Marsh & McLennan                                     505,932
     110,180   MetLife                                            3,930,121
      61,900   St. Paul Travelers (The)                           2,294,651
                                                              -------------
                                                                 13,459,126
                                                              -------------
               MEDICAL PRODUCTS AND SUPPLIES - 2.66%
      22,300   Baxter International                                 670,561
       7,700   Guidant                                              425,964
      84,700   Johnson & Johnson                                  4,681,369
                                                              -------------
                                                                  5,777,894
                                                              -------------
               OIL AND GAS EXTRACTION - 11.35%
      80,500   BP, SP ADR*                                        4,536,980
      60,200   ConocoPhilips                                      4,741,954
      14,400   Devon Energy                                       1,000,656
      17,200   EOG Resources                                      1,093,060
      90,000   Exxon Mobil                                        4,167,000
      17,400   GlobalSantaFe                                        476,760
      47,600   Noble Drilling*                                    1,843,072
      18,100   Schlumberger                                       1,164,192
      26,600   Total, SP ADR                                      2,589,510
      77,600   Unocal                                             3,007,776
                                                              -------------
                                                                 24,620,960
                                                              -------------
               PHARMACEUTICALS - 5.34%
      65,100   Abbott Laboratories                                2,561,685
      10,400   Eli Lilly                                            662,688
      23,400   Merck                                              1,061,190
      38,900   Novartis, ADR                                      1,737,274
      57,900   Pfizer                                             1,850,484
      23,300   Roche Holdings, SP ADR                             2,303,864
      39,900   Wyeth                                              1,412,460
                                                              -------------
                                                                 11,589,645
                                                              -------------
               RESTAURANTS - 0.61%
      48,200   McDonald's                                         1,325,500
                                                              -------------
               RETAIL - 1.38%
      55,500   Gap (The)                                          1,259,850
      73,500   TJX                                                1,725,045
                                                              -------------
                                                                  2,984,895
                                                              -------------

ABN AMRO FUNDS
--------------

VALUE FUND                                                         JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
  ----------                                                     --------
               TECHNOLOGY - 1.08%
      29,200   Hewlett-Packard                                $     588,380
      12,900   IBM                                                1,123,203
      23,800   Novellus Systems*                                    642,600
                                                              -------------
                                                                  2,354,183
                                                              -------------
               TRANSPORTATION - 1.59%
      53,800   Burlington Northern Santa Fe                       1,908,824
      27,500   Union Pacific                                      1,549,350
                                                              -------------
                                                                  3,458,174
                                                              -------------
               UTILITIES - 5.96%
      12,710   Ameren                                               568,010
      31,400   Cinergy                                            1,201,050
      42,100   Dominion Resources                                 2,671,666
      51,300   Energy East                                        1,249,668
      23,800   Entergy                                            1,368,500
      16,400   Exelon                                               572,360
      14,360   FirstEnergy                                          561,476
      21,100   KeySpan                                              759,389
      25,400   National Fuel Gas                                    648,716
       8,300   NSTAR                                                388,440
      22,200   PPL                                                1,028,970
      48,200   TXU                                                1,911,612
                                                              -------------
                                                                 12,929,857
                                                              -------------
               TOTAL COMMON STOCKS
                (Cost $185,986,667)                             208,830,833
                                                              -------------

INVESTMENT COMPANY - 3.54%

   7,685,350   BlackRock Provident Institutional
               TempCash Portfolio                                 7,685,350
                                                              -------------

               TOTAL INVESTMENT COMPANY
                (Cost $7,685,350)                                 7,685,350
                                                              -------------

TOTAL INVESTMENTS - 99.81%
  (Cost $193,672,017)**                                         216,516,183
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - 0.19%                            409,204
                                                              -------------
NET ASSETS - 100.00%                                          $ 216,925,387
                                                              =============
 -----------------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $193,672,017.

         Gross unrealized appreciation                        $  25,836,491
         Gross unrealized depreciation                           (2,992,325)
                                                              -------------
         Net unrealized appreciation                          $  22,844,166
                                                              =============

ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

ABN AMRO FUNDS
--------------

VEREDUS SELECT GROWTH FUND                                         JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
  ---------                                                       --------

COMMON STOCKS - 99.31%

               AUTOMOBILE - 4.58%
       2,000   PACCAR                                         $     119,920
                                                              -------------
               BASIC MATERIALS - 19.63%
       1,800   International Paper                                   77,814
       4,300   International Steel Group*                           140,739
       1,000   Nucor                                                 83,650
       1,400   Phelps Dodge*                                        109,116
       2,700   United States Steel                                  102,978
                                                              -------------
                                                                    514,297
                                                              -------------
               BIOTECHNOLOGY - 3.13%
       1,600   Genzyme*                                              82,048
                                                              -------------
               BUILDING - 0.04%
          25   Cavco Industries*                                        987
                                                              -------------
               CAPITAL GOODS - 19.96%
       1,300   Caterpillar                                           95,537
       6,000   Celestica*                                           102,900
       2,000   Danaher                                              101,300
       2,000   Deere                                                125,620
       1,700   Parker Hannifin                                       97,546
                                                              -------------
                                                                    522,903
                                                              -------------
               CHEMICALS - 3.51%
       1,600   Sigma-Aldrich                                         91,904
                                                              -------------
               COMMERCIAL SERVICES - 4.89%
       4,600   Robert Half International                            127,972
                                                              -------------
               COMMUNICATIONS - 2.45%
       2,800   Juniper Networks*                                     64,288
                                                              -------------
               ENTERTAINMENT AND LEISURE - 9.42%
       2,100   Brunswick                                             81,963
       3,700   Disney, Walt                                          85,433
       1,800   MGM Mirage*                                           79,470
                                                              -------------
                                                                    246,866
                                                              -------------
               FINANCE - 16.69%
         600   Chicago Mercantile Exchange                           75,300
       6,700   E*TRADE Financial*                                    74,169
       1,100   Goldman Sachs Group                                   97,009
       1,300   Lehman Brothers Holdings                              91,130
       2,000   Merrill Lynch                                         99,440
                                                              -------------
                                                                    437,048
                                                              -------------
               OIL AND GAS EXTRACTION - 2.42%
       1,700   Chesapeake Energy                                     26,095
         800   Nabors Industries*                                    37,200
                                                              -------------
                                                                     63,295
                                                              -------------
               RETAIL - 3.51%
       4,500   Limited Brands                                        91,980
                                                              -------------
               TECHNOLOGY - 1.61%
       1,000   Adobe Systems                                         42,180
                                                              -------------

                                                                   MARKET
    SHARES                                                         VALUE
  ---------                                                       --------

               TELECOMMUNICATIONS EQUIPMENT - 7.47%
       3,900   Comverse Technology*                           $      66,534
       8,100   Motorola                                             129,033
                                                              -------------
                                                                    195,567
                                                              -------------
               TOTAL COMMON STOCKS
                (Cost $2,622,889)                                 2,601,255
                                                              -------------

INVESTMENT COMPANY - 3.15%
      82,435   BlackRock Provident Institutional
               TempCash Portfolio                                    82,435
                                                              -------------

               TOTAL INVESTMENT COMPANY
                (Cost $82,435)                                       82,435
                                                              -------------

TOTAL INVESTMENTS - 102.46%
  (Cost $2,705,324)**                                             2,683,690
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - (2.46)%                          (64,460)
                                                              -------------
NET ASSETS - 100.00%                                          $   2,619,230
                                                              =============
 -----------------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $2,705,324.

         Gross unrealized appreciation                        $      77,912
         Gross unrealized depreciation                              (99,546)
                                                              -------------
         Net unrealized depreciation                          $     (21,634)
                                                              =============

ABN AMRO FUNDS
--------------

MID CAP FUND                                                       JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
  ----------                                                     --------

COMMON STOCKS - 93.17%

               AGRICULTURE - 3.97%
     208,800   Bunge                                          $   8,379,144
     182,400   Monsanto                                           6,613,824
                                                              -------------
                                                                 14,992,968
                                                              -------------
               AUTOMOTIVE - 5.15%
     180,000   BorgWarner                                         8,494,200
     135,800   Magna International, Class A                      10,931,900
                                                              -------------
                                                                 19,426,100
                                                              -------------
               CAPITAL GOODS - 6.07%
     332,000   Chicago Bridge & Iron                              9,691,080
     187,500   York International                                 6,671,250
      79,000   Zebra Technologies*                                6,527,770
                                                              -------------
                                                                 22,890,100
                                                              -------------
               CHEMICALS - 1.99%
     170,500   FMC*                                               7,493,475
                                                              -------------
               COMMERCIAL SERVICES - 0.15%
      10,000   Dun & Bradstreet*                                    561,400
                                                              -------------
               COMMUNICATIONS - 3.13%
     675,000   Interpublic Group*                                 8,633,250
      90,000   Reuters Group, SP ADR                              3,183,300
                                                              -------------
                                                                 11,816,550
                                                              -------------
               CONSUMER CYCLICALS - 3.85%
     828,500   Mattel                                            14,515,320
                                                              -------------
               ELECTRONICS - 6.48%
     763,700   American Power Conversion                         11,531,870
     164,500   Paxar*                                             3,171,560
     743,300   Symbol Technologies                                9,729,797
                                                              -------------
                                                                 24,433,227
                                                              -------------
               ENTERTAINMENT AND LEISURE - 4.16%
     461,400   Hearst-Argyle Television                          10,441,482
     432,900   Metro-Goldwyn-Mayer*                               5,251,076
                                                              -------------
                                                                 15,692,558
                                                              -------------
               INSURANCE - 3.44%
     325,950   Cincinnati Financial                              12,998,886
                                                              -------------
               MEDICAL PRODUCTS AND SUPPLIES - 3.87%
     324,100   Edwards Lifesciences*                             11,398,597
     181,900   PerkinElmer                                        3,197,802
                                                              -------------
                                                                 14,596,399
                                                              -------------
               OIL AND GAS EXTRACTION - 6.53%
     517,273   FMC Technologies*                                 15,518,190
     370,800   Veritas DGC*                                       9,132,804
                                                              -------------
                                                                 24,650,994
                                                              -------------
               OTHER - 2.38%
      85,000   Midcap SPDR Trust Series 1                         8,999,800
                                                              -------------

                                                                   MARKET
    SHARES                                                         VALUE
  ----------                                                     --------

               PHARMACEUTICALS - 5.12%
     318,500   Alpharma, Class A                              $   5,236,140
     627,300   King Pharmaceuticals*                              7,082,217
     263,000   Shire Pharmaceuticals Group, ADR*                  6,990,540
                                                              -------------
                                                                 19,308,897
                                                              -------------
               PRINTING AND PUBLISHING - 14.22%
     419,200   Belo, Class A                                      9,800,896
   1,139,200   Pearson, SP ADR                                   12,986,880
   1,384,600   Reader's Digest Association, Class
               A                                                 19,772,088
     402,600   Scholastic*                                       11,075,526
                                                              -------------
                                                                 53,635,390
                                                              -------------
               TECHNOLOGY - 12.85%
      65,632   Apple Computer*                                    2,122,539
     198,200   Diebold                                            9,137,020
     957,400   Mentor Graphics*                                  11,297,320
     393,707   Progress Software*                                 8,122,176
   1,738,000   Unisys*                                           17,797,120
                                                              -------------
                                                                 48,476,175
                                                              -------------
               TELECOMMUNICATIONS EQUIPMENT - 4.78%
     947,680   Andrew*                                           10,282,328
     163,100   Harris                                             7,743,988
                                                              -------------
                                                                 18,026,316
                                                              -------------
               TRANSPORTATION - 5.03%
     243,900   CNF                                               10,063,314
     250,800   USF                                                8,903,400
                                                              -------------
                                                                 18,966,714
                                                              -------------

               TOTAL COMMON STOCKS
                (Cost $327,610,418)                             351,481,269
                                                              -------------

INVESTMENT COMPANIES - 7.26%

  19,026,720   BlackRock Provident Institutional
               TempCash Portfolio                                19,026,720
   8,352,105   BlackRock Provident Institutional
               TempFund Portfolio                                 8,352,105
                                                              -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $27,378,825)                               27,378,825
                                                              -------------

TOTAL INVESTMENTS - 100.43%
  (Cost $354,989,243)**                                         378,860,094
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - (0.43)%                       (1,610,275)
                                                              -------------
NET ASSETS - 100.00%                                          $ 377,249,819
                                                              =============
 -----------------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $354,989,243.

         Gross unrealized appreciation                        $  38,297,417
         Gross unrealized depreciation                          (14,426,566)
                                                              -------------
         Net unrealized appreciation                          $  23,870,851
                                                              =============

ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt
SPDR     Standard & Poor's Depositary Receipts

ABN AMRO FUNDS
--------------

TAMRO SMALL CAP FUND                                               JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
    SHARES                                                          VALUE
  ---------                                                        --------

COMMON STOCKS - 94.42%

               BIOTECHNOLOGY - 2.49%
     100,290   Human Genome Sciences*                         $   1,005,407
     184,450   Incyte*                                            1,134,368
                                                              -------------
                                                                  2,139,775
                                                              -------------
               CAPITAL GOODS - 12.49%
      43,430   Analogic                                           1,804,082
     309,615   General Cable*                                     2,947,535
      67,380   Manitowoc (The)                                    2,284,856
      35,610   Martin Marietta Materials                          1,557,937
      48,420   Teleflex                                           2,152,269
                                                              -------------
                                                                 10,746,679
                                                              -------------
               CHEMICALS - 2.37%
      98,920   Sensient Technologies                              2,041,709
                                                              -------------
               COMMERCIAL SERVICES - 5.86%
      97,400   Central Parking                                    1,551,582
     348,490   Hooper Holmes                                      1,613,509
      71,780   Watson Wyatt & Co. Holdings                        1,876,329
                                                              -------------
                                                                  5,041,420
                                                              -------------
               COMMUNICATIONS - 9.72%
     297,140   DoubleClick*                                       1,536,214
      72,530   Emmis Communications, Class A*                     1,430,291
     144,190   Internet Security Systems*                         2,208,991
     344,975   3Com*                                              1,700,727
     211,170   TIBCO Software*                                    1,492,972
                                                              -------------
                                                                  8,369,195
                                                              -------------
               CONSUMER CYCLICALS - 3.72%
     108,400   Natuzzi, SP ADR                                    1,104,596
     107,530   Vail Resorts*                                      2,097,910
                                                              -------------
                                                                  3,202,506
                                                              -------------
               CONSUMER STAPLES - 2.03%
      67,210   Andrx*                                             1,743,428
                                                              -------------
               FINANCE - 6.13%
     156,780   FelCor Lodging Trust, REIT*                        1,787,292
     208,195   Innkeepers USA Trust, REIT                         2,183,965
      46,630   Post Properties, REIT                              1,305,174
                                                              -------------
                                                                  5,276,431
                                                              -------------
               FOOD AND BEVERAGES - 9.71%
      83,340   American Italian Pasta, Class A                    2,451,029
     142,120   Hain Celestial Group*                              2,349,244
      65,630   Performance Food Group*                            1,626,311
     305,000   Winn-Dixie Stores                                  1,927,600
                                                              -------------
                                                                  8,354,184
                                                              -------------
               HEALTH CARE SERVICES - 4.69%
      49,530   Accredo Health*                                    1,604,772
      44,710   Community Health Systems*                          1,100,313
     103,980   Select Medical                                     1,335,103
                                                              -------------
                                                                  4,040,188
                                                              -------------

                                                                  MARKET
    SHARES                                                        VALUE
  ---------                                                      --------

               INSURANCE - 1.77%
      64,310   FPIC Insurance Group*                          $   1,524,147
                                                              -------------
               OIL AND GAS EXTRACTION - 3.19%
      55,370   National-Oilwell*                                  1,852,127
      42,660   Plains Exploration & Production*                     889,461
                                                              -------------
                                                                  2,741,588
                                                              -------------
               PHARMACEUTICALS - 4.80%
      95,980   Perrigo                                            1,599,027
      72,220   Pharmaceutical Product Development*                2,532,033
                                                              -------------
                                                                  4,131,060
                                                              -------------
               RESTAURANTS - 5.61%
     104,830   California Pizza Kitchen*                          2,085,069
     155,810   O' Charley's*                                      2,739,140
                                                              -------------
                                                                  4,824,209
                                                              -------------
               RETAIL - 12.44%
      83,580   Charlotte Russe Holding*                           1,716,733
     118,540   CSK Auto*                                          1,641,779
     104,890   Genesco*                                           2,250,939
      78,280   Guess ?*                                           1,268,136
      95,890   Longs Drug Stores                                  2,013,690
     126,620   99 Cents Only Stores*                              1,814,465
                                                              -------------
                                                                 10,705,742
                                                              -------------
               TECHNOLOGY - 5.76%
     241,500   CIBER*                                             1,811,250
      75,380   Digimarc*                                            680,682
     164,420   Eclipsys*                                          2,467,944
                                                              -------------
                                                                  4,959,876
                                                              -------------
               TRANSPORTATION - 1.64%
     156,660   Continental Airlines,  Class B*                    1,408,373
                                                              -------------

               TOTAL COMMON STOCKS
                (Cost $79,449,146)                               81,250,510
                                                              -------------

INVESTMENT COMPANY - 4.83%

   4,160,550   BlackRock Provident Institutional
               TempCash Portfolio                                 4,160,550
                                                              -------------

               TOTAL INVESTMENT COMPANY
                (Cost $4,160,550)                                 4,160,550
                                                              -------------

TOTAL INVESTMENTS - 99.25%
  (Cost $83,609,696)**                                           85,411,060
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - 0.75%                            646,006
                                                              -------------
NET ASSETS - 100.00%                                          $  86,057,066
                                                              =============
 -----------------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $83,609,696.

         Gross unrealized appreciation                        $   7,533,986
         Gross unrealized depreciation                           (5,732,622)
                                                              --------------
         Net unrealized appreciation                          $   1,801,364
                                                              ==============

REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

ABN AMRO FUNDS
--------------

VEREDUS AGGRESSIVE GROWTH FUND                                     JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
  ---------                                                      --------

COMMON STOCKS - 94.37%

               BASIC MATERIALS - 11.01%
     284,150   Airgas                                         $   6,180,262
   1,244,200   AK Steel Holding*                                  8,249,046
     168,800   Century Aluminum*                                  3,975,240
     204,050   Cleveland-Cliffs*                                 13,373,437
      39,600   Gibraltar Steel                                    1,277,100
     257,800   OM Group*                                          8,254,756
     332,650   RTI International Metals*                          4,986,424
     374,700   Schnitzer Steel  Industries                       11,589,471
     281,300   Steel Dynamics                                     9,212,575
                                                              -------------
                                                                 67,098,311
                                                              -------------
               BIOTECHNOLOGY - 2.70%
     347,200   Martek Biosciences*                               16,429,504
                                                              -------------
               BUILDING - 8.24%
     111,400   Hovanian Enterprises, Class A*                     3,456,742
     146,788   M.D.C. Holdings                                    9,856,814
     169,250   Standard-Pacific                                   7,854,892
     508,900   Toll Brothers*                                    20,223,686
     408,750   WCI Communities*                                   8,800,388
                                                              -------------
                                                                 50,192,522
                                                              -------------
               CAPITAL GOODS - 12.08%
     139,700   Bucyrus International, Class A*                    3,352,800
     290,350   Coherent*                                          7,640,560
     373,100   Commercial Metals                                 12,920,453
     258,400   Electro Scientific Industries*                     6,653,800
   1,074,800   GrafTech International*                           11,855,044
     285,900   GSI Lumonics*                                      3,819,624
      38,700   II-VI*                                             1,146,681
     385,900   Joy Global                                        11,457,371
     177,300   Nordson                                            7,423,551
     290,700   Rofin-Sinar Technologies*                          6,165,747
      24,350   Silgan Holdings                                    1,171,479
                                                              -------------
                                                                 73,607,110
                                                              -------------
               COMMERCIAL SERVICES - 1.55%
     280,800   Navigant Consulting*                               5,882,760
      91,300   Resources Connection*                              3,540,614
                                                              -------------
                                                                  9,423,374
                                                              -------------
               COMMUNICATIONS - 9.85%
     864,800   Akamai Technologies*                              12,911,464
     136,900   F5 Networks*                                       3,585,411
     800,000   iVillage*                                          4,136,000
     590,300   Polycom*                                          11,380,984
     596,800   RSA Security*                                     11,112,416
     487,800   SafeNet*                                          14,175,468
     304,600   SupportSoft*                                       2,683,526
                                                              -------------
                                                                 59,985,269
                                                              -------------
               ENTERTAINMENT AND LEISURE - 1.52%
     104,800   Choice Hotels International                        5,512,480
     662,600   TiVo*                                              3,743,690
                                                              -------------
                                                                  9,256,170
                                                              -------------

                                                                   MARKET
    SHARES                                                         VALUE
  ---------                                                      --------

               FINANCE - 8.35%
     350,850   Accredited Home Lenders Holding*               $  10,990,376
     136,800   Chicago Mercantile Exchange                       17,168,400
     720,800   Knight Trading Group*                              6,134,008
     454,300   Portfolio Recovery Associates*                    12,025,321
     195,000   Raymond James Financial                            4,557,150
                                                              -------------
                                                                 50,875,255
                                                              -------------
               HEALTH CARE SERVICES - 2.40%
     374,750   Centene*                                          14,615,250
                                                              -------------
               MEDICAL PRODUCTS AND SUPPLIES - 7.43%
     323,700   ArthroCare*                                        8,620,131
   1,084,400   Cytyc*                                            26,209,948
     376,450   Wright Medical Group*                             10,401,314
                                                              -------------
                                                                 45,231,393
                                                              -------------
               OIL AND GAS EXTRACTION - 5.59%
     461,500   Chesapeake Energy                                  7,084,025
     574,400   Comstock Resources*                               12,085,376
     816,200   Patterson-UTI Energy                              14,879,326
                                                              -------------
                                                                 34,048,727
                                                              -------------
               RETAIL - 6.19%
     271,950   Aeropostale*                                       8,289,036
     106,150   Big 5 Sporting Goods*                              2,268,425
      85,575   Coldwater Creek*                                   1,610,521
     275,350   Gander Mountain*                                   5,906,258
     197,350   Genesco*                                           4,235,131
     338,100   J. Jill Group*                                     6,278,517
     296,450   Jos. A. Bank Clothiers*                            9,109,909
                                                              -------------
                                                                 37,697,797
                                                              -------------
               TECHNOLOGY - 6.83%
     303,100   Credence Systems*                                  2,715,776
     787,700   PalmOne*                                          31,681,294
     261,200   Silicon Image*                                     3,131,788
   1,004,600   TriQuint Semiconductor*                            4,068,630
                                                              -------------
                                                                 41,597,488
                                                              -------------
               TELECOMMUNICATIONS EQUIPMENT - 7.50%
   4,544,200   CIENA*                                            12,814,644
     695,900   Sierra Wireless*                                  21,899,973
     566,300   Tekelec*                                          11,003,209
                                                              -------------
                                                                 45,717,826
                                                              -------------
               TRANSPORTATION - 3.13%
     698,400   AirTran Holdings*                                  7,787,160
      24,500   Arkansas Best                                        856,765
     349,400   Overnite                                          10,443,566
                                                              -------------
                                                                 19,087,491
                                                              -------------

               TOTAL COMMON STOCKS
                (Cost $520,249,479)                             574,863,487
                                                              -------------

ABN AMRO FUNDS
--------------

VEREDUS AGGRESSIVE GROWTH FUND                                     JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
  ---------                                                      --------

INVESTMENT COMPANY - 4.81%

  29,296,587   BlackRock Provident Institutional
               TempCash Portfolio                             $  29,296,587
                                                              -------------

               TOTAL INVESTMENT COMPANY
                (Cost $29,296,587)                               29,296,587
                                                              -------------

TOTAL INVESTMENTS - 99.18%
  (Cost $549,546,066)**                                         604,160,074
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - 0.82%                          4,979,575
                                                              -------------
NET ASSETS - 100.00%                                          $ 609,139,649
                                                              =============
 -----------------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $549,546,066.

         Gross unrealized appreciation                        $  87,055,310
         Gross unrealized depreciation                          (32,441,302)
                                                              -------------
         Net unrealized appreciation                          $  54,614,008
                                                              =============

ABN AMRO FUNDS
--------------

REAL ESTATE FUND                                                   JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
    SHARES                                                         VALUE
  ---------                                                      --------

COMMON STOCKS - 93.78%

               DIVERSIFIED - 4.35%
      44,600   Vornado Realty Trust                           $   2,590,814
                                                              -------------
               HEALTH CARE - 2.67%
      63,700   Health Care Property Investors                     1,589,952
                                                              -------------
               HOTELS - 2.96%
     114,000   Lodgian*                                           1,117,200
      42,200   Orient Express Hotels                                644,394
                                                              -------------
                                                                  1,761,594
                                                              -------------
               INDUSTRIAL - 16.23%
      39,485   AMB Property                                       1,387,503
      34,876   Catellus Development                                 871,900
      46,000   CenterPoint Properties                             1,765,480
      63,480   Duke Realty                                        1,952,645
      32,000   Liberty Property Trust                             1,228,800
      71,900   ProLogis Trust                                     2,447,476
                                                              -------------
                                                                  9,653,804
                                                              -------------
               NET LEASE - 0.93%
      19,000   Capital Automotive                                   550,810
                                                              -------------
               OFFICE PROPERTIES - 16.60%
      28,875   Alexandria Real Estate Equities                    1,735,099
      28,585   Boston Properties                                  1,512,146
      41,400   Brookfield Properties                              1,268,910
      55,700   Corporate Office Properties Trust                  1,410,881
     110,484   Equity Office Properties Trust                     2,867,060
      22,100   SL Green Realty                                    1,085,110
                                                              -------------
                                                                  9,879,206
                                                              -------------
               RESIDENTIAL - 15.63%
      96,100   Archstone-Smith Trust                              2,828,223
      39,924   AvalonBay Communities                              2,323,577
      40,100   Equity Residential Properties Trust                1,184,955
      23,300   Essex Property Trust                               1,535,470
      43,200   Gables Residential Trust                           1,427,760
                                                              -------------
                                                                  9,299,985
                                                              -------------
               RETAIL - 30.74%
      24,600   CBL & Associates Properties                        1,355,460
      21,800   Cedar Shopping Centers                               269,666
      17,600   Chelsea Property Group                             1,146,112
      63,300   Developers Diversified Realty                      2,271,204
      77,700   General Growth Properties                          2,337,216
      51,350   Kimco Realty                                       2,469,935
      55,525   Mills                                              2,531,940
      26,200   Pan Pacific Retail Properties                      1,325,720
      40,100   Regency Centers                                    1,704,250
      55,800   Simon Property Group                               2,879,838
                                                              -------------
                                                                 18,291,341
                                                              -------------
               STORAGE - 3.67%
      46,300   Public Storage                                     2,182,119
                                                              -------------

               TOTAL COMMON STOCKS
                (Cost $44,981,898)                               55,799,625
                                                              -------------

                                                                  MARKET
    SHARES                                                        VALUE
  ---------                                                      --------

FOREIGN COMMON STOCKS - 5.07%

               CANADA - 5.07%
     175,500   Boardwalk Real Estate Investment
               Trust                                          $   2,114,187
      75,600   RioCan Real Estate Investment Trust                  902,763
                                                              -------------

               TOTAL FOREIGN COMMON STOCKS
                (Cost $2,488,168)                                 3,016,950
                                                              -------------

INVESTMENT COMPANY - 0.25%

     147,149   BlackRock Provident Institutional
               TempCash Portfolio                                   147,149
                                                              -------------

               TOTAL INVESTMENT COMPANY
                (Cost $147,149)                                     147,149
                                                              -------------

TOTAL INVESTMENTS - 99.10%
  (Cost $47,617,215)**                                           58,963,724
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - 0.90%                            532,751
                                                              -------------
NET ASSETS - 100.00%                                          $  59,496,475
                                                              =============
 -----------------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $47,617,215.

         Gross unrealized appreciation                        $  12,023,939
         Gross unrealized depreciation                             (677,430)
                                                              -------------
         Net unrealized appreciation                          $  11,346,509
                                                              =============

ABN AMRO FUNDS
--------------

VEREDUS SCITECH FUND                                               JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
  ---------                                                       --------

COMMON STOCKS - 89.78%

               BIOTECHNOLOGY - 10.19%
       3,800   Biogen Idec*                                   $     228,000
       5,500   Genzyme*                                             282,040
       6,400   Martek Biosciences*                                  302,848
                                                              -------------
                                                                    812,888
                                                              -------------
               CHEMICALS - 3.09%
       4,300   Sigma-Aldrich                                        246,992
                                                              -------------
               COMMUNICATIONS - 13.70%
      20,700   Akamai Technologies*                                 309,051
       3,600   F5 Networks*                                          94,284
      11,100   iVillage*                                             57,387
      13,700   Juniper Networks*                                    314,552
      15,500   RSA Security*                                        288,610
       3,300   SupportSoft*                                          29,073
                                                              -------------
                                                                  1,092,957
                                                              -------------
               COMPUTER SOFTWARE - 1.80%
       3,400   Adobe Systems                                        143,412
                                                              -------------
               COMPUTERS - 8.47%
      16,800   PalmOne*                                             675,696
                                                              -------------
               ELECTRONICS - 10.05%
      17,300   Celestica*                                           296,695
       4,800   Coherent*                                            126,312
       7,400   Electro Scientific Industries*                       190,550
       1,000   II-VI                                                 29,630
       7,500   Rofin-Sinar Technologies*                            159,075
                                                              -------------
                                                                    802,262
                                                              -------------
               ENTERTAINMENT AND LEISURE - 0.61%
       8,700   TiVo*                                                 49,155
                                                              -------------
               INDUSTRIAL - 5.52%
      20,000   Core Molding Technologies*                            62,200
      25,800   GrafTech International*                              284,574
       7,000   GSI Lumonics*                                         93,520
                                                              -------------
                                                                    440,294
                                                              -------------
               MEDICAL PRODUCTS AND SUPPLIES - 10.29%
       8,200   ArthroCare*                                          218,366
      14,300   Cytyc*                                               345,631
       9,300   Wright Medical Group*                                256,959
                                                              -------------
                                                                    820,956
                                                              -------------
               SEMICONDUCTORS - 2.55%
       4,700   Credence Systems*                                     42,112
       3,400   Silicon Image*                                        40,766
      29,700   TriQuint Semiconductor*                              120,285
                                                              -------------
                                                                    203,163
                                                              -------------

                                                                 MARKET
    SHARES                                                       VALUE
  ---------                                                     --------
               TELECOMMUNICATIONS EQUIPMENT - 23.51%
      59,000   CIENA*                                         $     166,380
      12,700   Comverse Technology*                                 216,662
      23,400   Motorola                                             372,762
       6,900   Polycom*                                             133,032
      10,100   SafeNet*                                             293,506
      12,900   Sierra Wireless*                                     405,963
      14,800   Tekelec*                                             287,564
                                                              -------------
                                                                  1,875,869
                                                              -------------

               TOTAL COMMON STOCKS
                (Cost $6,974,526)                                 7,163,644
                                                              -------------

INVESTMENT COMPANIES - 10.46%

     417,426   BlackRock Provident Institutional
               TempCash Portfolio                                   417,426
     417,426   BlackRock Provident Institutional
               TempFund Portfolio                                   417,426
                                                              -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $834,852)                                     834,852
                                                              -------------

TOTAL INVESTMENTS - 100.24%
  (Cost $7,809,378)**                                             7,998,496
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - (0.24)%                          (19,288)
                                                              -------------
NET ASSETS - 100.00%                                          $   7,979,208
                                                              =============
-----------------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $7,809,378.

         Gross unrealized appreciation                        $     764,418
         Gross unrealized depreciation                             (575,300)
                                                              -------------
         Net unrealized appreciation                          $     189,118
                                                              =============

ABN AMRO FUNDS

EQUITY PLUS FUND                                                   JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
  ---------                                                       -------

COMMON STOCKS - 95.79%

               AUTOMOBILE - 0.86%
      17,100   Ford Motor                                     $     251,712
       5,300   General Motors                                       228,642
                                                              -------------
                                                                    480,354
                                                              -------------
               BASIC MATERIALS - 1.14%
       8,100   Alcoa                                                259,443
         800   Allegheny Technologies                                16,040
         800   Boise Cascade                                         25,800
       4,500   International Paper                                  194,535
       2,300   Weyerhaeuser                                         142,600
                                                              -------------
                                                                    638,418
                                                              -------------
               BIOTECHNOLOGY - 1.21%
      11,900   Amgen*                                               676,872
                                                              -------------
               CAPITAL GOODS - 5.11%
         700   Black & Decker                                        48,937
       7,900   Boeing                                               400,925
       2,700   Eastman Kodak                                         71,523
       1,900   General Dynamics                                     187,758
       8,000   Honeywell International                              300,880
       4,200   Raytheon                                             140,910
       1,700   Rockwell Automation                                   63,597
       7,300   3M                                                   601,228
      18,800   Tyco International                                   582,800
       4,800   United Technologies                                  448,800
                                                              -------------
                                                                  2,847,358
                                                              -------------
               CHEMICALS - 1.35%
       8,800   Dow Chemical                                         351,032
       9,400   duPont (E. I.) de Nemours                            402,978
                                                              -------------
                                                                    754,010
                                                              -------------
               COMMUNICATIONS - 3.82%
       7,400   AT&T                                                 111,740
      10,400   Nextel Communications , Class A*                     236,704
      31,000   SBC Communications                                   785,540
      25,900   Verizon Communications                               998,186
                                                              -------------
                                                                  2,132,170
                                                              -------------
               CONSUMER STAPLES - 5.37%
      19,200   Altria Group                                         913,920
       4,400   Avon Products                                        189,244
       5,000   Colgate-Palmolive                                    266,000
       9,400   Gillette                                             366,412
      24,100   Procter & Gamble                                   1,256,815
                                                              -------------
                                                                  2,992,391
                                                              -------------
               ELECTRICAL - 5.89%
      98,800   General Electric                                   3,285,100
                                                              -------------
               ENERGY - 0.65%
       3,100   Baker Hughes                                         124,930
       6,000   El Paso                                               47,340
       4,100   Halliburton                                          130,175
       4,900   Williams                                              59,535
                                                              -------------
                                                                    361,980
                                                              -------------


                                                                   MARKET
    SHARES                                                         VALUE
  ---------                                                       -------


               ENTERTAINMENT AND LEISURE - 0.89%
      19,200   Disney, Walt                                   $     443,328
       1,100   Harrah's Entertainment                                51,139
                                                              -------------
                                                                    494,467
                                                              -------------
               FINANCE - 15.34%
      12,000   American Express                                     603,000
      19,100   Bank of America                                    1,623,691
      48,400   Citigroup                                          2,133,956
       4,500   Goldman Sachs Group                                  396,855
      33,400   JPMorgan Chase                                     1,246,822
       2,600   Lehman Brothers Holdings                             182,260
       9,000   Merrill Lynch                                        447,480
      10,300   Morgan Stanley                                       508,099
      17,700   U.S. Bancorp                                         500,910
      15,800   Wells Fargo                                          907,078
                                                              -------------
                                                                  8,550,151
                                                              -------------
               FOOD AND BEVERAGES - 4.61%
       7,500   Anheuser-Busch                                       389,250
       3,800   Campbell Soup                                         97,242
      22,800   Coca-Cola                                          1,000,008
       3,300   Heinz (H.J.)                                         121,737
      16,000   PepsiCo                                              800,000
       7,400   Sara Lee                                             162,504
                                                              -------------
                                                                  2,570,741
                                                              -------------
               HEALTH CARE SERVICES - 0.31%
       4,500   HCA                                                  173,925
                                                              -------------
               INSURANCE - 4.00%
       6,600   Allstate                                             310,728
      23,500   American International Group                       1,660,275
       1,300   CIGNA                                                 80,613
       2,700   Hartford Financial Services Group                    175,770
                                                              -------------
                                                                  2,227,386
                                                              -------------
               MEDIA - 2.62%
       5,700   Clear Channel Communications                         203,490
      42,700   Time Warner*                                         710,955
      16,200   Viacom, Class B                                      544,158
                                                              -------------
                                                                  1,458,603
                                                              -------------
               MEDICAL PRODUCTS AND SUPPLIES - 4.07%
       5,700   Baxter International                                 171,399
      27,800   Johnson & Johnson                                  1,536,506
      11,300   Medtronic                                            561,271
                                                              -------------
                                                                  2,269,176
                                                              -------------
               OIL AND GAS EXTRACTION - 5.72%
      61,200   Exxon Mobil                                        2,833,560
       5,500   Schlumberger                                         353,760
                                                              -------------
                                                                  3,187,320
                                                              -------------
               PHARMACEUTICALS - 6.63%
      18,200   Bristol-Myers Squibb                                 416,780
       2,300   MedImmune*                                            52,992
      20,800   Merck                                                943,280

ABN AMRO FUNDS
--------------

EQUITY PLUS FUND                                                   JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
  ---------                                                       -------


               PHARMACEUTICALS (CONTINUED)
      71,400   Pfizer                                         $   2,281,944
                                                              -------------
                                                                  3,694,996
                                                              -------------
               RESTAURANTS - 0.58%
      11,800   McDonald's                                           324,500
                                                              -------------
               RETAIL - 5.63%
      20,800   Home Depot (The)                                     701,376
       4,400   Limited Brands                                        89,936
       2,700   May Department Stores (The)                           71,631
       1,500   RadioShack                                            41,925
       2,000   Sears, Roebuck                                        73,360
       2,000   Toys "R" Us*                                          32,920
      40,100   Wal-Mart Stores                                    2,125,701
                                                              -------------
                                                                  3,136,849
                                                              -------------
               TECHNOLOGY - 17.66%
      63,300   Cisco Systems*                                     1,320,438
       1,800   Computer Sciences*                                    85,050
      23,600   Dell*                                                837,092
      22,900   EMC*                                                 251,213
      28,500   Hewlett-Packard                                      574,275
      15,800   IBM                                                1,375,706
      60,500   Intel                                              1,474,990
     101,000   Microsoft                                          2,874,460
       3,400   National Semiconductor*                               58,310
      48,600   Oracle*                                              510,786
      16,200   Texas Instruments                                    345,546
       3,100   Unisys*                                               31,744
       7,500   Xerox*                                               103,950
                                                              -------------
                                                                  9,843,560
                                                              -------------
               TELECOMMUNICATIONS EQUIPMENT - 0.22%
      40,100   Lucent Technologies*                                 122,305
                                                              -------------
               TRANSPORTATION - 0.82%
       3,500   Burlington Northern Santa Fe                         124,180
       1,200   Delta Airlines                                         6,228
       2,800   FedEx                                                229,264
       3,700   Norfolk Southern                                      98,753
                                                              -------------
                                                                    458,425
                                                              -------------
               UTILITIES - 1.29%
       6,000   AES*                                                  57,900
       3,700   American Electric Power                              115,107
       2,200   Entergy                                              126,500
       6,200   Exelon                                               216,380
       6,900   Southern                                             202,032
                                                              -------------
                                                                    717,919
                                                              -------------

               TOTAL COMMON STOCKS
                (Cost $39,639,065)                               53,398,976
                                                              -------------

                                                                   MARKET
    SHARES                                                         VALUE
  ---------                                                       -------

INVESTMENT COMPANY - 4.12%

   2,295,665   BlackRock Provident Institutional
               TempCash Portfolio                             $   2,295,665
                                                              -------------

               TOTAL INVESTMENT COMPANY
                (Cost $2,295,665)                                 2,295,665
                                                              -------------

TOTAL INVESTMENTS - 99.91%
  (Cost $41,934,730)**                                           55,694,641
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - 0.09%                             51,353
                                                              -------------
NET ASSETS - 100.00%                                          $  55,745,994
                                                              =============
 -----------------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $41,934,730.

         Gross unrealized appreciation                        $  20,732,193
         Gross unrealized depreciation                           (6,972,282)
                                                              -------------
         Net unrealized appreciation                          $  13,759,911
                                                              =============

ABN AMRO FUNDS
--------------

BALANCED FUND                                                      JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
  ----------                                                      --------

COMMON STOCKS - 65.41%

               ADVERTISING - 1.80%
      58,300   Omnicom Group                                  $   4,198,766
                                                              -------------
               CAPITAL GOODS - 4.52%
     131,200   Dover                                              5,206,016
      58,900   Illinois Tool Works                                5,331,628
                                                              -------------
                                                                 10,537,644
                                                              -------------
               CHEMICALS - 1.71%
     101,300   Praxair                                            3,996,285
                                                              -------------
               COMMERCIAL SERVICES - 5.49%
     117,400   Cintas                                             4,926,104
     131,700   Ecolab                                             4,016,850
      78,700   H&R Block                                          3,866,531
                                                              -------------
                                                                 12,809,485
                                                              -------------
               CONSUMER CYCLICALS - 4.93%
     124,500   Harley-Davidson                                    7,453,815
      71,800   Johnson Controls                                   4,053,110
                                                              -------------
                                                                 11,506,925
                                                              -------------
               ELECTRICAL - 1.01%
      70,600   General Electric                                   2,347,450
                                                              -------------
               FINANCE - 6.33%
      81,900   Fifth Third Bancorp                                4,042,584
     224,450   MBNA                                               5,541,670
     166,700   Schwab (Charles)                                   1,463,626
      97,800   SLM                                                3,708,576
                                                              -------------
                                                                 14,756,456
                                                              -------------
               FOOD AND BEVERAGES - 1.83%
     123,800   Sysco                                              4,264,910
                                                              -------------
               HEALTH CARE SERVICES - 1.93%
     101,000   Cardinal Health                                    4,494,500
                                                              -------------
               INSURANCE - 4.13%
     109,600   AFLAC                                              4,344,544
      74,700   American International Group                       5,277,555
                                                              -------------
                                                                  9,622,099
                                                              -------------
               MEDICAL PRODUCTS AND SUPPLIES - 3.15%
     105,700   Medtronic                                          5,250,119
      27,600   Zimmer Holdings*                                   2,106,156
                                                              -------------
                                                                  7,356,275
                                                              -------------
               PHARMACEUTICALS - 2.26%
     165,300   Pfizer                                             5,282,988
                                                              -------------
               RETAIL - 8.72%
      62,900   Home Depot (The)                                   2,120,988
     107,800   Kohl's*                                            4,932,928
     128,600   Starbucks*                                         6,039,056
     169,400   TJX                                                3,975,818
      90,100   Walgreen                                           3,279,640
                                                              -------------
                                                                 20,348,430
                                                              -------------

                                                                   MARKET
    SHARES                                                         VALUE
  ----------                                                      --------

               TECHNOLOGY - 13.93%
     261,900   Cisco Systems*                                 $   5,463,234
     154,587   Dell*                                              5,483,201
     115,200   EMC*                                               1,263,744
      34,800   IBM                                                3,030,036
     210,700   Intel                                              5,136,866
     137,700   Microsoft                                          3,918,942
     356,200   Oracle*                                            3,743,662
     208,300   Texas Instruments                                  4,443,039
                                                              -------------
                                                                 32,482,724
                                                              -------------
               TELECOMMUNICATIONS EQUIPMENT - 1.88%
      63,500   QUALCOMM                                           4,386,580
                                                              -------------
               TRANSPORTATION - 1.79%
     287,800   Southwest Airlines                                 4,164,466
                                                              -------------

               TOTAL COMMON STOCKS
                (Cost $127,356,414)                             152,555,983
                                                              -------------

  PAR VALUE
 ----------

CORPORATE NOTES AND BONDS - 15.23%

               AUTOMOBILE - 0.18%
$    365,000   Lear, Series B
                 8.110%, 05/15/09                                   418,286
                                                              -------------
               BASIC MATERIALS - 0.74%
     225,000   Abitibi-Consolidated, Yankee Bond
                 8.550%, 08/01/10                                   239,622
     240,000   Cascades, Senior Notes
                 7.250%, 02/15/13                                   246,000
     535,000   Packaging of America
                 4.375%, 08/01/08                                   532,289
     640,000   Weyerhaeuser, Debentures
                 7.375%, 03/15/32                                   708,596
                                                              -------------
                                                                  1,726,507
                                                              -------------
               CAPITAL GOODS - 0.94%
     475,000   Ball
                 7.750%, 08/01/06                                   508,250
     230,000   Norampac, Senior Notes
                 6.750%, 06/01/13                                   232,300
     300,000   Owens-Brockway Glass Container
                 7.750%, 05/15/11                                   319,500
     240,000   SPX, Senior Notes
                 6.250%, 06/15/11                                   235,200
     850,000   Tyco International Group, Yankee
                 Bond
                 6.875%, 01/15/29                                   906,640
                                                              -------------
                                                                  2,201,890
                                                              -------------
               COMMERCIAL SERVICES - 0.17%
     370,000   Hertz, Senior Notes
                 7.625%, 06/01/12                                   392,054
                                                              -------------
               COMMUNICATIONS - 1.59%
     675,000   AT&T
                 6.000%, 03/15/09                                   643,205

ABN AMRO FUNDS
--------------

BALANCED FUND                                                      JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
 ----------                                                       --------

               COMMUNICATIONS (CONTINUED)
$    835,000   British Sky Broadcasting
                 6.875%, 02/23/09                             $     916,296
     175,000   Nextel Communications, Senior Notes
                 6.875%, 10/31/13                                   178,500
     285,000   PanAmSat
                 6.375%, 01/15/08                                   288,919
               Sprint Capital
     450,000     6.000%, 01/15/07                                   473,551
     500,000     6.875%, 11/15/28                                   499,050
     725,000   Telecom Italia Capital
                 6.375%, 11/15/33 (a)                               715,914
                                                              -------------
                                                                  3,715,435
                                                              -------------
               CONSUMER CYCLICALS - 0.40%
     275,000   D.R. Horton, Senior Notes
                 6.875%, 05/01/13                                   288,750
     275,000   NVR, Senior Notes
                 5.000%, 06/15/10                                   265,375
     385,000   Standard Pacific, Senior Notes
                 6.875%, 05/15/11                                   388,850
                                                              -------------
                                                                    942,975
                                                              -------------
               ELECTRONICS - 0.52%
     825,000   Arrow Electronics
                 6.875%, 07/01/13                                   864,055
     330,000   L-3 Communications
                 7.625%, 06/15/12                                   353,925
                                                              -------------
                                                                  1,217,980
                                                              -------------
               ENTERTAINMENT AND LEISURE - 0.28%
     250,000   Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07                                   274,687
     350,000   MGM Mirage
                 9.750%, 06/01/07                                   386,313
                                                              -------------
                                                                    661,000
                                                              -------------
               FINANCE - 3.31%
     375,000   American General Finance, MTN,
                 Series G
                 5.750%, 03/15/07                                   396,813
     250,000   Beaver Valley Funding, Debentures
                 9.000%, 06/01/17                                   286,171
     475,000   Boeing Capital
                 5.800%, 01/15/13                                   496,053
     475,000   Corporacion Andina de Fomento
                 5.200%, 05/21/13                                   465,579
     825,000   Ford Motor Credit
                 5.625%, 10/01/08                                   840,402
     325,000   Fresenius Medical Capital Trust II
                 7.875%, 02/01/08                                   344,500
               General Motors Acceptance
     500,000     6.750%, 01/15/06                                   523,788
     225,000     8.000%, 11/01/31                                   229,111
     450,000   Goldman Sachs Group
                 4.125%, 01/15/08                                   454,011
     460,000   Household Finance, Senior
               Unsubordinated Notes
                 6.400%, 06/17/08                                   498,295
     900,000   Hutchison Whampoa
                 5.450%, 11/24/10 (a)                               895,612

                                                                   MARKET
  PAR VALUE                                                        VALUE
 ----------                                                       --------

               FINANCE (CONTINUED)
$    630,000   International Lease Finance
                 Senior Notes
                 5.625%, 06/01/07                             $     662,854
     725,000   SLM, MTN, Series A
                 5.625%, 04/10/07                                   763,670
     850,000   Westpac Capital Trust III
                 5.819%, 09/30/13 (a)(d)                            857,968
                                                              -------------
                                                                  7,714,827
                                                              -------------
               FOOD AND BEVERAGES - 1.53%
     990,000   Albertson's, Debentures
                 7.450%, 08/01/29                                 1,085,224
     195,000   Constellation Brands, Series B
                 8.000%, 02/15/08                                   212,550
     425,000   Delhaize America
                 8.125%, 04/15/11                                   473,338
     775,000   General Mills
                 5.125%, 02/15/07                                   807,114
     470,000   Kellogg, Series B
                 6.000%, 04/01/06                                   493,374
     465,000   Kraft Foods
                 5.250%, 06/01/07                                   485,332
                                                              -------------
                                                                  3,556,932
                                                              -------------
               HEALTH CARE SERVICES - 0.25%
     315,000   HCA
                 6.300%, 10/01/12                                   318,667
     275,000   Omnicare, Senior Subordinated Notes
                 6.125%, 06/01/13                                   262,625
                                                              -------------
                                                                    581,292
                                                              -------------
               INSURANCE - 0.99%
     875,000   CNA Financial
                 6.500%, 04/15/05                                   896,346
     960,000   Leucadia National, Senior Notes
                 7.000%, 08/15/13                                   945,600
     475,000   Loews, Subordinated Notes,
                 Convertible
                 3.125%, 09/15/07                                   461,937
                                                              -------------
                                                                  2,303,883
                                                              -------------
               OIL AND GAS EXTRACTION - 1.39%
     425,000   Amerada Hess
                 7.875%, 10/01/29                                   469,463
     240,000   Chesapeake Energy
                 7.000%, 08/15/14 (a)                               243,600
     450,000   Consolidated Natural Gas
                 7.250%, 10/01/04                                   453,739
     230,000   Duke Capital, Senior Notes
                 7.250%, 10/01/04                                   231,837
     200,000   Grant Prideco, Series B
                 9.625%, 12/01/07                                   223,000
     155,000   Key Energy Services, Senior Notes
                 6.375%, 05/01/13                                   147,250
     550,000   Pioneer Natural Resources
                 6.500%, 01/15/08                                   592,749
     100,000   Pride International, Senior Notes
                 7.375%, 07/15/14 (a)                               103,625
     275,000   Tesoro Petroleum
                 8.000%, 04/15/08                                   298,375

ABN AMRO FUNDS
--------------

BALANCED FUND                                                      JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                  MARKET
  PAR VALUE                                                        VALUE
 ----------                                                       -------

               OIL AND GAS EXTRACTION (CONTINUED)
$    210,000   Western Oil Sands
                 8.375%, 05/01/12                             $     230,738
     250,000   Williams Companies
                 Debentures, Series A
                 7.500%, 01/15/31                                   236,250
                                                              -------------
                                                                  3,230,626
                                                              -------------
               PHARMACEUTICALS - 0.36%
     870,000   Wyeth
                 5.500%, 03/15/13                                   846,986
                                                              -------------
               RESTAURANTS - 0.19%
     390,000   Yum! Brands, Senior Notes
                 7.650%, 05/15/08                                   437,835
                                                              -------------
               TECHNOLOGY - 0.48%
     725,000   Sungard Data Systems
                 4.875%, 01/15/14                                   695,804
     405,000   Unisys, Senior Notes
                 8.125%, 06/01/06                                   428,288
                                                              -------------
                                                                  1,124,092
                                                              -------------
               TRANSPORTATION - 0.51%
     193,569   Delta Air Lines Equipment Trust
                 Series 1992-A
                 8.540%, 01/02/07                                    99,688
     435,000   FedEx
                 2.650%, 04/01/07 (a)                               424,536
     650,000   Union Pacific, Debentures
                 6.625%, 02/01/29                                   672,901
                                                              -------------
                                                                  1,197,125
                                                              -------------
               UTILITIES - 1.23%
     500,000   CILCORP, Senior Notes
                 8.700%, 10/15/09                                   587,718
     325,000   Kansas Gas & Electric, First
                 Mortgage
                 6.500%, 08/01/05                                   337,521
     235,000   Nevada Power, Second Mortgage
                 9.000%, 08/15/13                                   263,200
     515,000   NiSource Finance, Senior Notes
                 6.150%, 03/01/13                                   541,263
     525,000   PG&E
                 6.875%, 07/15/08 (a)                               559,781
     250,000   Southern California Edison, First
                 Refunding Mortgage
                 8.000%, 02/15/07                                   276,720
     300,000   Virginia Electric and Power
                 4.500%, 12/15/10                                   296,214
                                                              -------------
                                                                  2,862,417
                                                              -------------
               WASTE MANAGEMENT - 0.17%
     390,000   Waste Management, Senior Notes
                 7.000%, 10/01/04                                   392,806
                                                              -------------
               TOTAL CORPORATE NOTES AND BONDS
                (Cost $35,226,422)                               35,524,948
                                                              -------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
 ----------                                                       -------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.41%

               FEDERAL HOME LOAN BANK - 0.78%
$  1,700,000   6.500%, 11/15/06, Series TD06                  $   1,826,890
                                                              -------------
               FEDERAL HOME LOAN MORTGAGE - 4.22%
     117,541   7.000%, 01/01/15, Gold Pool # E79764                 124,619
   2,268,066   5.500%, 06/01/19, Gold Pool # G11575               2,332,671
     165,035   6.500%, 06/01/29, Gold Pool # C00785                 172,824
     499,677   6.000%, 11/01/31, Gold Pool # C01258                 513,558
     380,877   6.000%, 12/01/31, Gold Pool # C01272                 391,458
   1,125,000   6.250%, 07/15/32                                   1,211,777
   1,114,522   6.000%, 03/01/33, Gold Pool # C77186               1,144,746
   1,637,835   5.000%, 07/01/33, Gold Pool # C01585               1,601,038
     879,244   5.000%, 09/01/33, Gold Pool # A13890                 859,491
   1,474,329   5.500%, 11/01/33, Gold Pool # C01674               1,482,929
                                                              -------------
                                                                  9,835,111
                                                              -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.89%
   1,200,000   2.625%, 01/19/07                                   1,185,486
   1,300,000   5.250%, 01/15/09                                   1,368,657
     118,509   7.000%, 03/01/13, Pool # 251572                      125,709
     236,003   6.000%, 08/01/13, Pool # 323250                      247,023
     975,000   4.125%, 04/15/14                                     911,892
     132,803   6.500%, 06/01/16, Pool # 582645                      140,535
     356,826   7.000%, 08/01/16, Pool # 545154                      378,688
     489,772   5.500%, 02/01/17, Pool # 631364                      504,446
     944,547   5.500%, 12/01/17, Pool # 254546                      972,767
     663,060   5.000%, 01/01/18, Pool # 681373                      669,595
     140,402   6.500%, 12/01/27, Pool # 402846                      147,064
      38,126   6.500%, 05/01/28, Pool # 436779                       39,935
     168,102   7.000%, 08/01/28, Pool # 437140                      178,272
     173,617   6.500%, 09/01/28, Pool # 430877                      181,701
     213,864   6.500%, 03/01/29, Pool # 489367                      223,663
     123,463   6.500%, 06/01/29, Pool # 501319                      129,121
      39,588   6.500%, 09/01/31, Pool # 253949                       41,376
     218,811   7.000%, 03/01/32, Pool # 639703                      231,638
   1,423,875   6.500%, 08/01/32, Pool # 545819                    1,488,175
   1,429,555   5.500%, 02/01/33, Pool # 689115                    1,437,024
     318,041   4.184%, 03/01/33, Pool # 681846, ARM (c)             319,658
   1,278,474   6.000%, 04/01/33, Pool # 555528                    1,313,442
     888,855   4.500%, 08/01/33, Pool # 733675                      840,788
     667,298   3.074%, 07/01/34, Pool # 784039, ARM (c)             660,863
                                                              -------------
                                                                 13,737,518
                                                              -------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.99%
     330,576   7.000%, 12/15/11, Pool # 781011                      352,284
     189,649   7.000%, 09/15/23, Pool # 361807                      202,554
     129,842   7.000%, 10/15/23, Pool # 370850                      138,677
      73,425   7.500%, 06/15/27, Pool # 447652                       79,133
     134,839   6.500%, 08/15/27, Pool # 780615                      141,590
     648,353   6.000%, 01/15/29, Pool # 457858                      668,875
     336,738   7.000%, 03/15/29, Pool # 505567                      358,196
     172,155   7.000%, 03/15/31, Pool # 547577                      183,035
     428,851   7.000%, 07/15/31, Pool # 781324                      455,955
     337,403   7.000%, 02/20/32, Pool # 003202                      358,088
     354,218   6.500%, 03/15/32, Pool # 569214                      371,178
   1,290,706   6.000%, 01/15/33, Pool # 781547                    1,329,725
                                                              -------------
                                                                  4,639,290
                                                              -------------

ABN AMRO FUNDS
--------------

BALANCED FUND                                                      JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                  MARKET
  PAR VALUE                                                        VALUE
 ----------                                                       -------

               U.S. TREASURY BOND - 0.32%
$    600,000   7.500%, 11/15/16                               $     748,126
                                                              -------------
               U.S. TREASURY INFLATION INDEX NOTE - 0.21%
     433,864   3.500%, 01/15/11                                     484,064
                                                              -------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $31,018,977)                               31,270,999
                                                              -------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.28%
  1,000,000    CS First Boston Mortgage
                 Securities,
                 Series 1998-C2, Class A2
                 6.300%, 11/11/30                                 1,079,311
    875,000    General Electric Capital
                 Commercial Mortgage
                 Series 2001-1, Class A2
                 6.531%, 05/15/33                                   960,534
               GMAC Commercial Mortgage Securities
     850,000     Series 2000-C3, Class A2
                 6.957%, 09/15/35                                   949,533
     975,000     Series 2003-C3, Class A4
                 5.023%, 04/10/40                                   967,148
     850,000   JPMorgan Commercial
                 Mortgage Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (b)                               924,147
     404,830   Nomura Asset Securities,
                 Series 1998-D6, Class A1A
                 6.280%, 03/15/30                                   424,455
                                                              -------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                SECURITIES
                (Cost $5,245,518)                                 5,305,128
                                                              -------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 1.75%
     979,057   Bear Stearns Asset Backed
                 Securities
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33                                   982,556
     782,175   Chase Mortgage Finance
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (b)                               797,746
     502,582   CS First Boston Mortgage
                 Securities,
                 Series 2002-34, Class 1A1
                 7.500%, 12/25/32                                   527,502
   1,818,551   Wells Fargo Mortgage Backed
                 Securities Trust, Class 1A2,
                 CMO, ARM
                 Series 2003K
                 4.518%, 11/25/33 (b)(c)                          1,769,917
                                                              -------------

               TOTAL NON-AGENCY MORTGAGE-BACKED
                SECURITIES
                (Cost $4,100,692)                                 4,077,721
                                                              -------------

                                                                  MARKET
  PAR VALUE                                                        VALUE
 ----------                                                       -------

ASSET-BACKED SECURITIES - 1.63%

$    900,000   Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09                             $     939,073
     800,000   Capital One Multi-Asset Execution
                 Trust
                 Series 2004-C1, Class C1
                 3.400%, 11/16/09                                   789,875
     606,298   DVI Receivables
                 Series 2002-1, Class A3B
                 4.570%, 06/11/10 (e)                               442,976
   1,065,000   Residential Asset Mortgage Products
                 Series 2003-RZ4, Class A5
                 4.660%, 02/25/32                                 1,061,241
     575,000   WFS Financial Owner Trust
                 Series 2004-1, Class C
                 2.490%, 08/22/11                                   570,190
                                                              -------------
               TOTAL ASSET-BACKED SECURIES
                (Cost $3,923,710)                                 3,803,355
                                                              -------------

FOREIGN GOVERNMENT BONDS - 0.51%
     475,000   Republic of Philippines
                 8.250%, 01/15/14                                   466,688
     725,000   United Mexican States
                 Series A, MTN
                 7.500%, 04/08/33                                   725,725
                                                              -------------

               TOTAL FOREIGN GOVERNMENT BONDS
                (Cost $1,227,109)                                 1,192,413
                                                              -------------

MUNICIPAL SECURITY - 0.21%

               CALIFORNIA - 0.21%
     450,000   California State Economic
                 Recovery, Series A, GO
                 5.250%, 07/01/14                                   496,013
                                                              -------------

               TOTAL MUNICIPAL SECURITY
                (Cost $487,606)                                     496,013
                                                              -------------

ABN AMRO FUNDS
--------------

BALANCED FUND                                                      JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                          VALUE
 ----------                                                       -------

INVESTMENT COMPANY - 1.15%

   2,677,769   BlackRock Provident Institutional
               TempCash Portfolio                             $   2,677,769
                                                              -------------

               TOTAL INVESTMENT COMPANY
                (Cost $2,677,769)                                 2,677,769
                                                              -------------

TOTAL INVESTMENTS - 101.58%
  (Cost $211,264,217)**                                         236,904,329
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - (1.58)%                       (3,687,940)
                                                              -------------
NET ASSETS - 100.00%                                          $ 233,216,389
                                                              =============
 -----------------------------------
*        Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $211,264,217.

         Gross unrealized appreciation                        $  33,566,741
         Gross unrealized depreciation                           (7,926,629)
                                                              -------------
         Net unrealized appreciation                          $  25,640,112
                                                              =============


(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2004, these securities amounted to $3,801,036 or 1.63% of net assets. These securities have been determined by the Adviser to be liquied securities.
(b) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(c) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at July 31, 2004.
(d) Variable rate security. Bond will pay an intial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable thereafter. The maturity date shown is the next scheduled reset date.
(e) This security has been determined by the Adviser to be an illiquid security. At July 31, 2004, this security amounted to $442,976 or 0.19% of net assets.


ARM      Adjustable Rate Mortgage
CMO      Collateralized Mortgage Obligation
GO       General Obligation
MTN      Medium Term Note

         PORTFOLIO COMPOSITION
         Common Stocks...........................................     64%
         Investment Company......................................      1%
         U.S. Government Obligations.............................      1%
         U.S. Government Agency
         Obligations.............................................     13%
         Corporate Notes and Bonds (Moody's
         Ratings):
         Aaa.....................................................      5%
         Aa......................................................      1%
         A.......................................................      4%
         Baa.....................................................      7%
         Ba......................................................      4%
                                                                   -----
                                                                     100%
                                                                   =====

ABN AMRO FUNDS
--------------

MONTAG & CALDWELL BALANCED FUND                                    JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
    SHARES                                                         VALUE
  ----------                                                      --------

COMMON STOCKS - 64.60%

               ADVERTISING - 1.00%
      30,300   Omnicom Group                                  $   2,182,206
                                                              -------------
               BIOTECHNOLOGY - 2.41%
      25,900   Amgen*                                             1,473,192
      77,300   Genentech*                                         3,762,964
                                                              -------------
                                                                  5,236,156
                                                              -------------
               CAPITAL GOODS - 4.75%
      41,300   Caterpillar                                        3,035,137
      33,000   Illinois Tool Works                                2,987,160
      52,400   3M                                                 4,315,664
                                                              -------------
                                                                 10,337,961
                                                              -------------
               COMMERCIAL SERVICES - 2.68%
      34,000   Apollo Group, Class A*                             2,840,700
      97,000   Paychex                                            2,978,870
                                                              -------------
                                                                  5,819,570
                                                              -------------
               COMMUNICATIONS - 1.92%
      24,800   eBay*                                              1,942,584
      27,000   Gannett                                            2,244,780
                                                              -------------
                                                                  4,187,364
                                                              -------------
               CONSUMER CYCLICALS - 0.95%
      42,160   Marriott International, Class A                    2,057,408
                                                              -------------
               CONSUMER STAPLES - 8.96%
      66,650   Colgate-Palmolive                                  3,545,780
     194,200   Gillette                                           7,569,916
     160,800   Procter & Gamble                                   8,385,720
                                                              -------------
                                                                 19,501,416
                                                              -------------
               ELECTRICAL - 1.52%
      99,400   General Electric                                   3,305,050
                                                              -------------
               ENTERTAINMENT AND LEISURE - 1.30%
     122,840   Disney, Walt                                       2,836,375
                                                              -------------
               FINANCE - 3.33%
      61,800   American Express                                   3,105,450
      93,700   Citigroup                                          4,131,233
                                                              -------------
                                                                  7,236,683
                                                              -------------
               FOOD AND BEVERAGES - 3.95%
      88,100   Coca-Cola                                          3,864,066
      94,470   PepsiCo                                            4,723,500
                                                              -------------
                                                                  8,587,566
                                                              -------------
               INSURANCE - 3.86%
     118,700   American International Group                       8,386,155
                                                              -------------
               MEDICAL PRODUCTS AND SUPPLIES - 6.53%
     109,500   Boston Scientific*                                 4,189,470
     103,220   Johnson & Johnson                                  5,704,969
      86,880   Medtronic                                          4,315,330
                                                              -------------
                                                                 14,209,769
                                                              -------------

                                                                  MARKET
    SHARES                                                        VALUE
  ----------                                                     --------
               OIL AND GAS EXTRACTION - 3.19%
     107,800   Schlumberger                                   $   6,933,696
                                                              -------------
               PHARMACEUTICALS - 4.15%
      79,600   Eli Lilly                                          5,072,112
     124,080   Pfizer                                             3,965,597
                                                              -------------
                                                                  9,037,709
                                                              -------------
               RESTAURANTS - 1.56%
     123,700   McDonald's                                         3,401,750
                                                              -------------
               RETAIL - 2.82%
      85,100   Bed Bath & Beyond*                                 3,011,689
      68,300   Kohl's*                                            3,125,408
                                                              -------------
                                                                  6,137,097
                                                              -------------
               TECHNOLOGY - 3.96%
     112,500   Cisco Systems*                                     2,346,750
      32,200   Electronic Arts*                                   1,614,186
      96,700   Maxim Integrated Products                          4,651,270
                                                              -------------
                                                                  8,612,206
                                                              -------------
               TELECOMMUNICATIONS EQUIPMENT - 2.79%
      87,800   QUALCOMM                                           6,065,224
                                                              -------------
               TRANSPORTATION - 2.97%
      89,700   United Parcel Service, Class B                     6,454,812
                                                              -------------

               TOTAL COMMON STOCKS
                (Cost $126,625,477)                             140,526,173
                                                              -------------

  PAR VALUE
  ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.20%

               FEDERAL HOME LOAN MORTGAGE - 2.28%
$   144,101    7.500%, 03/15/07, CMO, Class J                       146,440
  1,400,000    5.125%, 10/15/08                                   1,467,915
  3,000,000    6.625%, 09/15/09                                   3,344,661
                                                              -------------
                                                                  4,959,016
                                                              -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.80%
  2,200,000    7.000%, 07/15/05                                   2,297,713
  2,800,000    2.875%, 10/15/05                                   2,818,043
  2,900,000    6.000%, 05/15/11                                   3,144,891
                                                              -------------
                                                                  8,260,647
                                                              -------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
        492    9.000%, 09/15/08, Pool # 27056                           532
                                                              -------------
               U.S. TREASURY BONDS - 6.01%
  3,050,000    7.250%, 05/15/16                                   3,728,149
  2,600,000    8.000%, 11/15/21                                   3,448,354
  1,800,000    6.875%, 08/15/25                                   2,168,649
  3,350,000    6.125%, 08/15/29                                   3,736,952
                                                              -------------
                                                                 13,082,104
                                                              -------------

ABN AMRO FUNDS
--------------

MONTAG & CALDWELL BALANCED FUND                                    JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)-CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
  ----------                                                      --------
               U.S. TREASURY NOTES - 2.11%
$ 2,550,000    6.500%, 10/15/06                               $   2,751,113
  1,800,000    3.500%, 11/15/06                                   1,827,002
                                                              -------------
                                                                  4,578,115
                                                              -------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $29,863,940)                               30,880,414
                                                              -------------

CORPORATE NOTES AND BONDS - 14.02%

               COMMUNICATIONS - 1.13%
  2,150,000    BellSouth Capital Funding
                 7.750%, 02/15/10                                 2,466,405
                                                              -------------
               FINANCE - 6.35%
  2,500,000    American Express Credit
                 3.000%, 05/16/08                                 2,421,122
  2,250,000    General Electric Capital, MTN,
                 Series A
                 5.875%, 02/15/12                                 2,389,300
  2,250,000    Goldman Sachs Group
                 5.150%, 01/15/14                                 2,197,908
  2,000,000    National Rural Utilities
                 Cooperative
                 Finance, Collateral Trust
                 6.200%, 02/01/08                                 2,151,100
  2,000,000    NationsBank, Subordinated Notes
                 6.875%, 02/15/05                                 2,048,100
  2,500,000    Wachovia
                 4.950%, 11/01/06                                 2,594,780
                                                              -------------
                                                                 13,802,310
                                                              -------------
               INDUSTRIAL - 1.06%
  2,000,000    Honeywell International
                 7.500%, 03/01/10                                 2,301,052
                                                              -------------
               OIL AND GAS EXTRACTION - 1.08%
  2,250,000    Conoco Funding
                 5.450%, 10/15/06                                 2,359,593
                                                              -------------
               PHARMACEUTICALS - 2.25%
  2,500,000    Abbott Laboratories
                 4.350%, 03/15/14                                 2,374,295
  2,500,000    Merck, Series E, MTN
                 4.125%, 01/18/05                                 2,526,415
                                                              -------------
                                                                  4,900,710
                                                              -------------
               RETAIL - 1.05%
  2,250,000    Wal-Mart Stores, Senior Notes
                 4.150%, 06/15/05                                 2,283,572
                                                              -------------
               TECHNOLOGY - 1.10%
  2,290,000    Hewlett-Packard
                 7.150%, 06/15/05                                 2,383,645
                                                              -------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $29,847,879)                               30,497,287
                                                              -------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
  ----------                                                      --------

ASSET-BACKED SECURITY - 0.97%

$ 2,000,000    PECO Energy Transition Trust
                 Series 1999-A, Class A-6
                 6.050%, 03/01/09                             $   2,110,391
                                                              -------------

               TOTAL ASSET-BACKED SECURITY
                (Cost $1,950,861)                                 2,110,391
                                                              -------------

    SHARES
  ----------

INVESTMENT COMPANIES - 5.15%

  10,893,849   BlackRock Provident Institutional
               TempCash Portfolio                                10,893,849
     302,628   BlackRock Provident Institutional
               TempFund Portfolio                                   302,628
                                                              -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $11,196,477)                               11,196,477
                                                              -------------

TOTAL INVESTMENTS - 98.94%
  (Cost $199,484,634)**                                         215,210,742
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - 1.06%                          2,314,009
                                                              -------------
NET ASSETS - 100.00%                                          $ 217,524,751
                                                              =============
 -----------------------------------

 *       Non-income producing security.
**       Aggregate cost for Federal income tax purposes is $199,484,634.

         Gross unrealized appreciation                        $  20,129,774
         Gross unrealized depreciation                           (4,403,666)
                                                              -------------
         Net unrealized appreciation                          $  15,726,108
                                                              =============

CMO      Collateralized Mortgage Obligation
MTN      Medium Term Note

         PORTFOLIO COMPOSITION
         Common Stocks......................................  66%
         Investment Companies...............................   5%
         U.S. Government Obligations........................   8%
         U.S. Government Agency
         Obligations........................................   6%
         Corporate Notes and Bonds (Moody's
         Ratings):
         Aaa................................................   3%
         Aa.................................................   5%
         A..................................................   7%
                                                             ---
                                                             100%
                                                             ===

ABN AMRO FUNDS
--------------

GLOBAL EMERGING MARKETS FUND                                       JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
    SHARES                                                        VALUE
  ---------                                                      --------

FOREIGN COMMON STOCKS - 90.24%

               AUSTRIA - 1.90%
       2,460   Erste Bank der oesterreichischen
               Sparkassen                                     $      95,515
                                                              -------------
               BRAZIL - 3.46%
       3,500   Natura Cosmeticos*                                    60,139
       4,000   Petroleo Brasileiro, ADR                             113,120
                                                              -------------
                                                                    173,259
                                                              -------------
               CHINA - 4.52%
      13,000   China Mobile (Hong Kong)                              37,751
     260,000   CNOOC                                                125,002
      80,000   Huaneng Power International                           64,104
                                                              -------------
                                                                    226,857
                                                              -------------
               HUNGARY - 0.99%
         500   Gedeon Richter                                        49,388
                                                              -------------
               INDIA - 6.81%
       2,200   Dr. Reddy's Laboratories, ADR                         37,268
       3,500   ICICI Bank, SP ADR *                                  45,570
       2,000   ITC, SP GDR *                                         44,400
       2,800   Reliance Industries, SP GDR
                (a)                                                  60,900
       2,500   Satyam Computer Services, ADR                         49,125
       2,000   State Bank of India, GDR                              45,360
       6,500   Tata Motors, SP GDR                                   59,020
                                                              -------------
                                                                    341,643
                                                              -------------
               INDONESIA - 2.71%
     160,000   PT Indonesian Satellite                               72,249
      75,000   PT Telekomunikasi Indonesia                           63,629
                                                              -------------
                                                                    135,878
                                                              -------------
               ISRAEL - 2.72%
       1,350   Check Point Software Technologies*                    26,852
       3,700   Teva Pharmaceutical Industries, SP
               ADR                                                  109,520
                                                              -------------
                                                                    136,372
                                                              -------------
               MALAYSIA - 3.68%
       4,600   British American Tobacco Malaysia                     61,737
      25,000   Malayan Banking                                       70,394
      22,000   Resorts World                                         52,395
                                                              -------------
                                                                    184,526
                                                              -------------
               MEXICO - 8.80%
       4,000   America Movil, Series L, ADR                         142,920
       1,461   Cemex, SP ADR                                         41,171
      26,000   Consorcio ARA*                                        70,615
      16,500   Grupo Financiero Banorte                              60,700
       2,100   Telefonos de Mexico, Series L, SP
               ADR                                                   64,848
      20,000   Wal-Mart de Mexico, Series V                          60,908
                                                              -------------
                                                                    441,162
                                                              -------------
               PERU - 1.37%
       3,200   Compania de Minas Buenaventura, ADR                   68,896
                                                              -------------
               PHILIPPINES - 1.62%
       3,630   Philippine Long Distance
               Telephone, SP ADR*                                    81,348
                                                              -------------

                                                                 MARKET
    SHARES                                                       VALUE
  ---------                                                     --------

               POLAND - 0.96%
      12,000   Telekomunikacja Polska                         $      47,951
                                                              -------------
               RUSSIA - 8.62%
       1,100   AO VimpelCom, SP ADR*                                 96,195
       3,500   Gazprom, ADR                                         104,125
         950   LUKOIL, SP ADR                                       103,313
         900   Mining and Metallurgical Norilsk
               Nickel or GMK  Norilsk Nickel, ADR                    46,350
         600   Mobile Telesystems, SP ADR                            70,230
         820   YUKOS, ADR                                            11,972
                                                              -------------
                                                                    432,185
                                                              -------------
               SOUTH AFRICA - 12.67%
       8,758   Anglo American                                       186,130
      45,400   FirstRand                                             72,727
       5,580   Gold Fields                                           57,523
         900   Impala Platinum Holdings                              71,210
       6,800   JD Group                                              48,107
      17,000   Standard Bank Group                                  116,362
       6,500   Telkom South Africa                                   83,227
                                                              -------------
                                                                    635,286
                                                              -------------
               SOUTH KOREA - 14.01%
         510   Hankuk Electric Glass                                 18,948
       1,900   Kookmin Bank*                                         52,231
       3,500   KT&G                                                  84,096
         150   Nong Shim                                             29,564
         420   POSCO                                                 57,281
       3,221   Power Logics*                                         31,811
         740   Samsung Electronics                                  263,856
         900   SK Telecom                                           122,360
       2,400   SK Telecom, ADR                                       42,384
                                                              -------------
                                                                    702,531
                                                              -------------
               SWEDEN - 1.46%
       2,200   Oriflame Cosmetics, SDR*                              73,105
                                                              -------------
               TAIWAN - 8.02%
      50,000   Chinatrust Financial Holding                          51,044
       3,000   Chunghwa Telecom, ADR                                 48,240
      59,850   Delta Electronics                                     73,778
      26,000   Radiant Opto-Electronics                              44,366
      65,000   Taishin Financial Holdings                            49,721
      69,592   Taiwan Semiconductor Manufacturing                    87,835
      57,000   Yang Ming Marine Transport                            47,458
                                                              -------------
                                                                    402,442
                                                              -------------
               THAILAND - 3.61%
      30,000   Advanced Info Service Public,
               Foreign Registered                                    69,700
      16,000   PTT Public, Foreign Registered                        59,245
      47,500   Siam Commercial Bank Public,
               Foreign Registered                                    52,305
                                                              -------------
                                                                    181,250
                                                              -------------
               TURKEY - 1.28%
  12,000,000   Arcelik*                                              64,224
                                                              -------------
               UNITED KINGDOM - 1.03%
       2,000   Cairn Energy*                                         51,462
                                                              -------------

               TOTAL FOREIGN COMMON STOCKS
                (Cost $4,551,840)                                 4,525,280
                                                              -------------

ABN AMRO FUNDS
--------------

GLOBAL EMERGING MARKETS FUND                                       JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                  MARKET
    SHARES                                                        VALUE
  ---------                                                      --------

FOREIGN PREFERRED STOCKS - 6.52%

               BRAZIL - 6.52%
       1,750   Aracruz Celulose, SP ADR                       $      60,550
       1,700   Banco Bradesco                                        79,239
     150,000   Caemi Mineracao e Metalurgica*                        66,049
       2,300   Companhia de Bebidas das Americas,
               ADR                                                   47,288
       2,070   Votorantim Celulose e Papel, SP ADR                   74,023
                                                              -------------

               TOTAL FOREIGN PREFERRED STOCKS
                (Cost $285,950)                                     327,149
                                                              -------------

INVESTMENT COMPANY - 3.03%

     152,077   BlackRock Provident Institutional
               TempCash Portfolio                                   152,077
                                                              -------------

               TOTAL INVESTMENT COMPANY
                (Cost $152,077)                                     152,077
                                                              -------------

TOTAL INVESTMENTS - 99.79%
  (Cost $4,989,867)**                                             5,004,506
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - 0.21%                             10,458
                                                              -------------
NET ASSETS - 100.00%                                          $   5,014,964
                                                              =============
 -----------------------------------
*        Non-income producing security.
         Aggregate cost for Federal income tax purposes is
**       $4,989,867.

         Gross unrealized appreciation                        $     354,025
         Gross unrealized depreciation                             (339,386)
                                                              -------------
         Net unrealized appreciation                          $      14,639
                                                              =============
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2004, this security amounted to $60,900 or 1.21% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR      American Depositary Receipt
GDR      Global Depositary Receipt
SDR      Swedish Depositary Receipt
SP ADR   Sponsored American Depositary Receipt
SP GDR   Sponsored Global Depositary Receipt

FOREIGN CURRENCY CONTRACTS PURCHASED:

  CURRENCY         CONTRACTS       SETTLEMENT      CONTRACTS        UNREALIZED
   VALUE           TO DELIVER         DATES         AT VALUE       DEPRECIATION
   -----          ------------        -----         --------       ------------
 108,501,307        IDR           08/02/2004        $11,897          $  (20)
                                                    -------          ------

FOREIGN CURRENCY CONTRACTS SOLD:

                                                                   UNREALIZED
  CURRENCY         CONTRACTS       SETTLEMENT      CONTRACTS      APPRECIATION
   VALUE           TO DELIVER         DATES         AT VALUE     (DEPRECIATION)
   -----          ------------        -----         --------     -------------
   5,700            TWD           08/06/2004        $   170          $    2
   3,643            ZAR           08/02/2004            580              (1)
 16,.366            ZAR           08/03/2004          2,578             (33)
                                                    -------          ------
                                                      3,328             (32)
                                                    -------          ------
                                                      Total          $  (52)
                                                                     ======

IDR      Indonesian Rupiah
TWD      Taiwan Dollar
ZAR      South African Rand

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Communications............................................... 21.33%
Finance...................................................... 14.20%
Basic Materials.............................................. 11.76%
Energy....................................................... 11.33%
Capital Goods................................................  8.44%
Consumer Cyclicals...........................................  7.26%
Preferred Stocks.............................................  6.52%
Consumer Staples.............................................  5.58%
Technology...................................................  4.20%
Health Care..................................................  3.91%
Utilities....................................................  1.28%
Transportation...............................................  0.95%
Investment Company...........................................  3.03%
Net Other Assets and
Liabilities..................................................  0.21%
                                                             ------
Total                                                        100.00%
                                                             ======

ABN AMRO FUNDS
--------------

BOND FUND                                                          JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                         MARKET
  PAR VALUE                                              VALUE
 ----------                                             --------

CORPORATE NOTES AND BONDS - 42.13%

               AUTOMOBILE - 0.52%
$ 1,900,000    Lear, Series B
                 8.110%, 05/15/09                    $    2,177,377
                                                     --------------
               BASIC MATERIALS - 1.93%
  1,100,000    Abitibi-Consolidated, Yankee Bond
                 8.550%, 08/01/10                         1,171,485
  1,100,000    Cascades, Senior Notes
                 7.250%, 02/15/13                         1,127,500
  2,435,000    Packaging of America
                 4.375%, 08/01/08                         2,422,664
  3,000,000    Weyerhaeuser, Debentures
                 7.375%, 03/15/32                         3,321,543
                                                     --------------
                                                          8,043,192
                                                     --------------
               CAPITAL GOODS - 2.58%
  2,600,000    Ball
                 7.750%, 08/01/06                         2,782,000
  1,100,000    Norampac, Senior Notes
                 6.750%, 06/01/13                         1,111,000
  1,300,000    Owens-Brockway Glass Container
                 7.750%, 05/15/11                         1,384,500
  1,070,000    SPX, Senior Notes
                 6.250%, 06/15/11                         1,048,600
  4,150,000    Tyco International Group, Yankee
                 Bond
                 6.875%, 01/15/29                         4,426,535
                                                     --------------
                                                         10,752,635
                                                     --------------
               COMMERCIAL SERVICES - 0.34%
  1,350,000    Hertz, Senior Notes
                 7.625%, 06/01/12                         1,430,465
                                                     --------------
               COMMUNICATIONS - 4.13%
  3,225,000    AT&T
                 6.000%, 03/15/09                         3,073,090
  3,765,000    British Sky Broadcasting
                 6.875%, 02/23/09                         4,131,564
    800,000    Nextel Communications, Senior Notes
                 6.875%, 10/31/13                           816,000
  1,325,000    PanAmSat
                 6.375%, 01/15/08                         1,343,219
               Sprint Capital
  2,200,000      6.000%, 01/15/07                         2,315,137
  2,250,000      6.875%, 11/15/28                         2,245,725
  3,300,000    Telecom Italia Capital
                 6.375%, 11/15/33 (a)                     3,258,644
                                                     --------------
                                                         17,183,379
                                                     --------------
               CONSUMER CYCLICALS - 1.19%
  1,650,000    D.R. Horton, Senior Notes
                 6.875%, 05/01/13                         1,732,500
  1,550,000    NVR, Senior Notes
                 5.000%, 06/15/10                         1,495,750
  1,700,000    Standard Pacific, Senior Notes
                 6.875%, 05/15/11                         1,717,000
                                                     --------------
                                                          4,945,250
                                                     --------------


                                                         MARKET
  PAR VALUE                                              VALUE
 ----------                                             --------
               ELECTRONICS - 1.34%
$ 3,750,000    Arrow Electronics
                 6.875%, 07/01/13                    $    3,927,521
  1,550,000    L-3 Communications
                 7.625%, 06/15/12                         1,662,375
                                                     --------------
                                                          5,589,896
                                                     --------------
               ENTERTAINMENT AND LEISURE - 0.73%
  1,125,000    Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07                         1,236,094
  1,650,000    MGM Mirage
                 9.750%, 06/01/07                         1,821,187
                                                     --------------
                                                          3,057,281
                                                     --------------
               FINANCE - 8.46%
  1,100,000    Beaver Valley Funding, Debentures
                 9.000%, 06/01/17                         1,259,154
    500,000    Boeing Capital
                 5.800%, 01/15/13                           522,161
  2,225,000    Corporacion Andina de Fomento
                 5.200%, 05/21/13                         2,180,872
  3,715,000    Ford Motor Credit
                 5.625%, 10/01/08                         3,784,355
  1,560,000    Fresenius Medical Capital Trust II
                 7.875%, 02/01/08                         1,653,600
               General Motors Acceptance
  2,750,000      6.750%, 01/15/06                         2,880,834
  1,050,000      8.000%, 11/01/31                         1,069,186
  2,650,000    Goldman Sachs Group
                 4.125%, 01/15/08                         2,673,619
  2,675,000    Household Finance, Senior
                 Unsubordinated Notes
                 6.400%, 06/17/08                         2,897,696
  4,000,000    Hutchison Whampoa
                 5.450%, 11/24/10 (a)                     3,980,496
  3,725,000    International Lease Finance
                 Senior Notes
                 5.625%, 06/01/07                         3,919,255
  4,000,000    SLM, MTN, Series A
                 5.625%, 04/10/07                         4,213,352
  4,125,000    Westpac Capital Trust III
                 5.819%, 09/30/13 (a)(e)                  4,163,668
                                                     --------------
                                                         35,198,248
                                                     --------------
               FOOD AND BEVERAGES - 4.42%
  4,485,000    Albertson's, Debentures
                 7.450%, 08/01/29                         4,916,394
    840,000    Constellation Brands, Series B
                 8.000%, 02/15/08                           915,600
  2,000,000    Delhaize America
                 8.125%, 04/15/11                         2,227,472
  4,200,000    General Mills
                 5.125%, 02/15/07                         4,374,035
  2,875,000    Kellogg, Series B
                 6.000%, 04/01/06                         3,017,980
  2,800,000    Kraft Foods
                 5.250%, 06/01/07                         2,922,433
                                                     --------------
                                                         18,373,914
                                                     --------------

ABN AMRO FUNDS
--------------

BOND FUND                                                          JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                         MARKET
  PAR VALUE                                              VALUE
 ----------                                             --------
               HEALTH CARE SERVICES - 0.70%
$ 1,440,000    HCA
                 6.300%, 10/01/12                    $    1,456,765
  1,520,000    Omnicare, Senior Subordinated Notes
                 6.125%, 06/01/13                         1,451,600
                                                     --------------
                                                          2,908,365
                                                     --------------
               INSURANCE - 3.50%
  5,000,000    CNA Financial
                 6.500%, 04/15/05                         5,121,975
  4,435,000    Leucadia National, Senior Notes
                 7.000%, 08/15/13                         4,368,475
  2,239,000    Loews, Subordinated Notes,
                 Convertible
                 3.125%, 09/15/07                         2,177,428
  3,000,000    New York Life Insurance
                 5.875%, 05/15/33 (a)                     2,902,902
                                                     --------------
                                                         14,570,780
                                                     --------------
               OIL AND GAS EXTRACTION - 3.45%
  2,100,000    Amerada Hess
                 7.875%, 10/01/29                         2,319,702
  1,100,000    Chesapeake Energy
                 7.000%, 08/15/14 (a)                     1,116,500
  1,400,000    Duke Capital, Senior Notes
                 7.250%, 10/01/04                         1,411,179
    830,000    Grant Prideco, Series B
                 9.625%, 12/01/07                           925,450
    790,000    Key Energy Services, Senior Notes
                 6.375%, 05/01/13                           750,500
  3,725,000    Pioneer Natural Resources
                 6.500%, 01/15/08                         4,014,529
    400,000    Pride International, Senior Notes
                 7.375%, 07/15/14 (a)                       414,500
  1,625,000    Tesoro Petroleum
                 8.000%, 04/15/08                         1,763,125
  1,005,000    Western Oil Sands
                 8.375%, 05/01/12                         1,104,244
    550,000    Williams Companies
                 Debentures, Series A
                 7.500%, 01/15/31                           519,750
                                                     --------------
                                                         14,339,479
                                                     --------------
               PHARMACEUTICALS - 0.97%
  4,150,000    Wyeth
                 5.500%, 03/15/13                         4,040,220
                                                     --------------
               RESTAURANTS - 0.58%
  2,135,000    Yum! Brands, Senior Notes
                 7.650%, 05/15/08                         2,396,866
                                                     --------------
               TECHNOLOGY - 1.59%
  3,350,000    Sungard Data Systems
                 4.875%, 01/15/14                         3,215,095
  3,215,000    Unisys, Senior Notes
                 8.125%, 06/01/06                         3,399,863
                                                     --------------
                                                          6,614,958
                                                     --------------
               TRANSPORTATION - 1.29%
  2,050,000    FedEx
                 2.650%, 04/01/07 (a)                     2,000,685

                                                         MARKET
  PAR VALUE                                              VALUE
 ----------                                             --------
               TRANSPORTATION (CONTINUED)
$ 3,250,000    Union Pacific, Debentures
                 6.625%, 02/01/29                    $    3,364,508
                                                     --------------
                                                          5,365,193
                                                     --------------
               UTILITIES - 3.84%
  3,000,000    CILCORP, Senior Notes
                 8.700%, 10/15/09                         3,526,308
  2,100,000    Kansas Gas & Electric, First
                 Mortgage
                 6.500%, 08/01/05                         2,180,902
  1,260,000    Nevada Power, Second Mortgage
                 9.000%, 08/15/13                         1,411,200
  3,150,000    NiSource Finance, Senior Notes
                 6.150%, 03/01/13                         3,310,637
  2,430,000    PG&E
                 6.875%, 07/15/08 (a)                     2,590,988
  1,450,000    Southern California Edison, First
                 Refunding Mortgage
                 8.000%, 02/15/07                         1,604,975
  1,350,000    Virginia Electric and Power
                 4.500%, 12/15/10                         1,332,964
                                                     --------------
                                                         15,957,974
                                                     --------------
               WASTE MANAGEMENT - 0.57%
  2,351,000    Waste Management, Senior Notes
                 7.000%, 10/01/04                         2,367,915
                                                     --------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $174,003,370)                     175,313,387
                                                     --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 36.52%

               FEDERAL HOME LOAN BANK - 1.31%
  5,075,000    6.500%, 11/15/06, Series TD06              5,453,803
                                                     --------------
               FEDERAL HOME LOAN MORTGAGE - 10.83%
    522,404    7.000%, 01/01/15, Gold Pool #
                 E79764                                     553,863
  8,381,984    5.500%, 06/01/19, Gold Pool #
                 G11575                                   8,620,740
    610,716    6.000%, 11/01/31, Gold Pool #
                 C01258                                     627,682
  1,233,927    6.000%, 12/01/31, Gold Pool #
                 C01272                                   1,268,207
  1,871,669    6.000%, 01/01/32, Gold Pool #
                 C01286                                   1,923,666
  6,300,000    6.250%, 07/15/32                           6,785,950
  3,862,790    6.500%, 08/01/32, Gold Pool #
                 C01385                                   4,043,074
  5,903,953    6.000%, 03/01/33, Gold Pool #
                 C77186                                   6,064,058
  9,099,080    5.000%, 07/01/33, Gold Pool #
                 C01585                                   8,894,657
  6,254,728    5.500%, 11/01/33, Gold Pool #
                 C01674                                   6,291,214
                                                     --------------
                                                         45,073,111
                                                     --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.60%
 10,000,000    2.625%, 01/19/07                           9,879,050
  8,500,000    5.250%, 01/15/09                           8,948,910
    552,991    6.000%, 06/01/13, Pool # 429584              578,814
  4,500,000    4.125%, 04/15/14                           4,208,733
  3,856,068    5.500%, 04/01/17, Pool # 254259            3,971,272
  4,722,737    5.500%, 12/01/17, Pool # 254546            4,863,833
  3,978,361    5.000%, 01/01/18, Pool # 681373            4,017,569
  7,185,957    5.000%, 02/01/18, Pool # 681347            7,251,082
  3,640,469    5.000%, 03/01/18, Pool # 675713            3,673,461
     95,872    7.500%, 07/01/23, Pool # 226065              103,291
    303,558    6.500%, 05/01/28, Pool # 436779              317,962
    277,788    6.500%, 09/01/28, Pool # 430877              290,722
    269,076    6.500%, 10/01/28, Pool # 442329              281,605

ABN AMRO FUNDS
--------------

BOND FUND                                                          JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                         MARKET
  PAR VALUE                                              VALUE
 ----------                                             --------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   195,930    6.500%, 06/01/29, Pool # 501319        $     204,908
    527,976    6.500%, 06/01/29, Pool # 504545              552,168
  1,330,153    6.500%, 09/01/31, Pool # 253949            1,390,221
  3,559,687    6.500%, 08/01/32, Pool # 545819            3,720,438
  8,943,180    5.500%, 01/01/33, Pool # 680930            8,989,905
  8,430,707    5.500%, 02/01/33, Pool # 689115            8,474,754
  7,632,998    4.184%, 03/01/33, Pool # 681846,
                 ARM (d)                                  7,671,806
  6,392,368    6.000%, 04/01/33, Pool # 555528            6,567,211
  3,954,359    3.074%, 07/01/34, Pool # 784039,
                 ARM (d)                                  3,916,225
                                                     --------------
                                                         89,873,940
                                                     --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.66%
    351,218    7.000%, 12/15/23, Pool # 366646              375,117
    138,852    7.000%, 06/15/27, Pool # 780584              147,952
    460,164    7.000%, 09/15/28, Pool # 458926              489,814
    746,113    6.000%, 01/15/29, Pool # 457858              769,730
    296,052    7.000%, 05/15/29, Pool # 487221              314,917
    309,879    7.000%, 03/15/31, Pool # 547577              329,463
  1,071,256    7.000%, 02/20/32, Pool # 003202            1,136,931
  3,226,764    6.000%, 01/15/33, Pool # 781547            3,324,312
                                                     --------------
                                                          6,888,236
                                                     --------------
               U.S. TREASURY BOND - 0.60%
  2,000,000    7.500%, 11/15/16                           2,493,752
                                                     --------------
               U.S. TREASURY INFLATION INDEX NOTE - 0.52%
  1,952,028    3.500%, 01/15/11                           2,177,886
                                                     --------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $152,291,239)                     151,960,728
                                                     --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 6.88%
  6,912,143    Bear Stearns Asset Backed
                 Securities
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33                         6,936,847
  6,371,945    Chase Mortgage Finance
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (c)                     6,498,797
  3,512,213    CS First Boston Mortgage
                 Securities,
                 Series 2002-34, Class 1A1
                 7.500%, 12/25/32                         3,686,364
  11,820,584   Wells Fargo Mortgage Backed
                 Securities Trust, Class 1A2,
                 CMO, ARM
                 Series 2003K
                 4.509%, 11/25/33 (c)(d)                 11,504,457
                                                     --------------

               TOTAL NON-AGENCY MORTGAGE-BACKED
                SECURITIES
                (Cost $28,778,599)                       28,626,465
                                                     --------------






                                                         MARKET
  PAR VALUE                                              VALUE
 ----------                                             --------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.18%
$ 4,000,000    CS First Boston Mortgage
                 Securities,
                 Series 1998-C2, Class A2
                 6.300%, 11/11/30                    $    4,317,244
  4,225,000    General Electric Capital
                 Commercial Mortgage
                 Series 2001-1, Class A2
                 6.531%, 05/15/33                         4,638,009
               GMAC Commercial Mortgage Securities
  3,125,000             Series 2000-C3, Class A2
                 6.957%, 09/15/35                         3,490,930
  4,400,000             Series 2003-C3, Class A4
                 5.023%, 04/10/40                         4,364,564
  1,250,000    JPMorgan Commercial
                 Mortgage Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (c)                     1,359,039
  3,500,000    Morgan Stanley Capital I, CMO,
                 Series 2004-HQ3, Class A3
                 4.490%, 01/13/41                         3,405,306
                                                     --------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                SECURITIES
                (Cost $21,694,868)                       21,575,092
                                                     --------------

ASSET-BACKED SECURITIES - 4.86%
  180,253      Amresco Securitized Net Interest
                 Trust, Series 1997-1, Class A
                 7.545%, 09/26/27 (b)(f)                     63,089
  7,500,000    Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09                         7,825,606
  3,600,000    Capital One Multi-Asset Execution
                 Trust
                 Series 2004-C1, Class C1
                 3.400%, 11/16/09                         3,554,436
  4,000,000    CIT Equipment Collateral
                 Series 2002-VT1, Class A4
                 4.670%, 12/21/09                         4,078,041
  2,792,646    DVI Receivables
                 Series 2002-1, Class A3B
                 4.570%, 06/11/10 (f)                     2,040,377
  2,700,000    WFS Financial Owner Trust
                 Series 2004-1, Class C
                 2.490%, 08/22/11                         2,677,416
                                                     --------------
               TOTAL ASSET-BACKED SECURITIES
                (Cost $21,020,604)                       20,238,965
                                                     --------------

FOREIGN GOVERNMENT BONDS - 1.33%
  2,200,000    Republic of Philippines
                 8.250%, 01/15/14                         2,161,500
  3,350,000    United Mexican States
                 Series A, MTN
                 7.500%, 04/08/33                         3,353,350
                                                     --------------

               TOTAL FOREIGN GOVERNMENT BONDS
                (Cost $5,680,903)                         5,514,850
                                                     --------------

ABN AMRO FUNDS
--------------

BOND FUND                                                          JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                         MARKET
  PAR VALUE                                              VALUE
 ----------                                             --------

MUNICIPAL SECURITY - 0.57%
               CALIFORNIA - 0.57%
$ 2,135,000    California State Economic
                 Recovery, Series A, GO
                 5.250%, 07/01/14                    $    2,353,304
                                                     --------------

               TOTAL MUNICIPAL SECURITY
                (Cost $2,313,420)                         2,353,304
                                                     --------------

    SHARES
 ----------

INVESTMENT COMPANY - 2.15%
  8,954,269    BlackRock Provident Institutional
               TempCash Portfolio                         8,954,269
                                                     --------------

               TOTAL INVESTMENT COMPANY
                (Cost $8,954,269)                         8,954,269
                                                     --------------

TOTAL INVESTMENTS - 99.62%
  (Cost $414,737,272)*                                  414,537,060
                                                     --------------

NET OTHER ASSETS AND LIABILITIES - 0.38%                  1,585,561
                                                     --------------
NET ASSETS - 100.00%                                 $  416,122,621
                                                     ==============
 -----------------------------------
* Aggregate cost for Federal income tax purposes is $414,737,272.

         Gross unrealized appreciation               $    4,873,276
         Gross unrealized depreciation                   (5,073,488)
                                                     --------------
         Net unrealized depreciation                 $     (200,212)
                                                     ==============
(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2004, these securities amounted to $20,428,383 or 4.91% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2004, this security amounted to $63,089 or 0.02% of net assets.
(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(d) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at July 31, 2004.
(e) Variable rate security. Bond will pay an initial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable there after.
         The maturity date shown is the next scheduled reset date.
(f) These securities have been determined by the Adviser to be illiquid. At July 31, 2004, these securities amounted to $2,103,466 or 0.51% of net assets.


ARM      Adjustable Rate Mortgage
CMO      Collateralized Mortgage Obligation
GO       General Obligation
MTN      Medium Term Note





         PORTFOLIO COMPOSITION
         Investment Company.......................................2%
         U.S. Government Obligations..............................1%
         U.S. Government Agency
         Obligations.............................................36%
         Municipal Security.......................................1%
         Corporate Notes and Bonds (Moody's Ratings):
         Aaa.....................................................10%
         Aa.......................................................1%
         A........................................................9%
         Baa.....................................................20%
         Ba......................................................13%
         B........................................................1%
         Caa......................................................1%
         NR.......................................................5%
                                                               -----
                                                                100%
                                                               =====

ABN AMRO FUNDS
--------------

INVESTMENT GRADE BOND FUND                                         JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------



                                                                    MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 41.15%

               FEDERAL HOME LOAN BANK - 1.65%
$   550,000    5.875%, 11/15/07                                 $      589,506
    100,000    6.500%, 08/14/09                                        110,877
                                                                --------------
                                                                       700,383
                                                                --------------
               FEDERAL HOME LOAN MORTGAGE - 13.42%
    600,000    2.875%, 09/15/05                                        603,356
    500,000    2.125%, 11/15/05                                        498,023
    225,000    2.750%, 03/15/08                                        217,853
    141,618    5.500%, 08/01/17, Gold Pool #E90954                     145,718
    920,559    5.000%, 09/01/18, Gold Pool #E99582                     928,491
    283,249    6.500%, 08/01/32, Gold Pool #C01385                     296,469
  1,321,373    5.000%, 11/01/33, Gold Pool #A15349                   1,291,686
  1,220,955    5.500%, 11/01/33, Gold Pool #A15901                   1,228,078
    496,788    5.500%, 05/01/34, Gold Pool #C01840                     499,045
                                                                --------------
                                                                     5,708,719
                                                                --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.84%
  1,125,000    2.375%, 02/15/07                                      1,103,659
    150,000    4.375%, 03/15/13                                        145,203
    202,414    6.000%, 10/01/16, Pool # 611322                         211,614
    159,286    5.500%, 01/01/17, Pool # 623107                         164,058
    385,607    5.500%, 04/01/17, Pool # 254259                         397,127
    324,660    6.000%, 06/01/17, Pool # 254342                         339,326
    632,586    5.500%, 11/01/17, Pool # 659589                         651,486
    853,397    5.000%, 05/01/18, Pool # 697050                         861,131
    883,080    5.000%, 06/01/19, Pool # 255274                         891,122
    213,240    6.500%, 03/01/32, Pool # 254239                         222,875
    186,864    7.000%, 04/01/32, Pool # 545556                         197,874
    296,899    6.500%, 10/01/32, Pool # 254479                         310,313
    649,605    4.778%, 02/01/33, Pool # 682778, ARM (a)                653,089
    636,083    4.184%, 03/01/33, Pool # 681846, ARM (a)                639,317
    575,313    6.000%, 04/01/33, Pool # 555528                         591,049
    931,957    3.774%, 05/01/33, Pool # 703979, ARM (a)                925,571
    943,606    5.000%, 10/01/33, Pool # 749179                         923,097
    919,112    3.124%, 07/01/34, Pool # 786027                         910,898
                                                                --------------
                                                                    10,138,809
                                                                --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.67%
    508,102    3.130%, 04/16/16, Series 2003-16
                  Class A, CMO                                         502,104
    197,033    6.500%, 05/15/32, Pool # 584389                         206,467
                                                                --------------
                                                                       708,571
                                                                --------------
               U.S. TREASURY INFLATION INDEX NOTE - 0.57%
    217,178    3.500%, 01/15/11                                        242,306
                                                                --------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $17,529,880)                                  17,498,788
                                                                --------------

CORPORATE NOTES AND BONDS - 35.00%
               BASIC MATERIALS - 1.25%
    235,000    International Paper
                 5.850%, 10/30/12                                      241,699

                                                                    MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------
               BASIC MATERIALS (CONTINUED)
$   275,000    Weyerhaeuser
                 6.000%, 08/01/06                               $      289,539
                                                                --------------
                                                                       531,238
                                                                --------------
               COMMUNICATIONS - 0.54%
    210,000    British Sky Broadcasting
                 6.875%, 02/23/09                                      230,446
                                                                --------------
               CONSUMER CYCLICALS - 0.89%
    380,000    Newell Rubbermaid
                 4.625%, 12/15/09                                      378,436
                                                                --------------
               ELECTRONICS - 1.13%
    485,000    Thermo Electron, Convertible
                 3.250%, 11/01/07                                      478,937
                                                                --------------
               FINANCE - 14.17%
    490,000    American General Finance, MTN,
                 Series G
                 5.750%, 03/15/07                                      518,502
    500,000    AmSouth Bank, Subordinated Notes
                 4.850%, 04/01/13                                      487,603
    350,000    CIT Group
                 3.375%, 04/01/09                                      335,315
    310,000    Corporacion Andina de Fomento
                 5.200%, 05/21/13                                      303,852
    475,000    Countrywide Home Loan, MTN, Series L
                 4.000%, 03/22/11                                      448,570
    225,000    Credit Suisse First Boston USA
                 5.750%, 04/15/07                                      237,910
    465,000    Ford Motor Credit
                 5.625%, 10/01/08                                      473,681
    460,000    General Electric Capital, Series A, MTN
                 5.000%, 06/15/07                                      479,174
    250,000    General Motors Acceptance
                 6.750%, 01/15/06                                      261,894
    250,000    Household Finance
                 4.625%, 01/15/08                                      255,974
    400,000    Hutchison Whampoa
                 5.450%, 11/24/10 (b)                                  398,050
    500,000    JP Morgan Chase, Senior Notes
                 5.350%, 03/01/07                                      528,711
    410,000    Marshall & Ilsley Bank
                 5.250%, 09/04/12                                      423,088
    240,000    SLM, MTN, Series A
                 5.625%, 04/10/07                                      252,801
    250,000    State Auto Financial, Senior Notes
                 6.250%, 11/15/13                                      249,015
    350,000    Textron Financial
                 5.875%, 06/01/07                                      372,616
                                                                --------------
                                                                     6,026,756
                                                                --------------
               FOOD AND BEVERAGES - 4.75%
    460,000    Albertson's, Senior Notes
                 6.950%, 08/01/09                                      505,023
    500,000    Conagra Foods
                 6.000%, 09/15/06                                      527,029
    500,000    General Mills
                 6.000%, 02/15/12                                      527,678
    450,000    Kraft Foods
                 4.625%, 11/01/06                                      461,662
                                                                --------------
                                                                     2,021,392
                                                                --------------

ABN AMRO FUNDS
--------------

INVESTMENT GRADE BOND FUND                                         JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------



                                                                    MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------
               INSURANCE - 0.65%
$   285,000    Berkshire Hathaway
                 4.625%, 10/15/13                               $      276,376
                                                                --------------
               MEDICAL PRODUCTS AND SUPPLIES - 0.74%
    300,000    Guidant
                 6.150%, 02/15/06                                      314,250
                                                                --------------
               OIL AND GAS EXTRACTION - 2.86%
    350,000    Consolidated Natural Gas, Senior Notes
                 Series C
                 6.250%, 11/01/11                                      375,155
    275,000    Marathon Oil
                 5.375%, 06/01/07                                      288,007
    550,000    Occidental Petroleum
                 4.000%, 11/30/07                                      553,511
                                                                --------------
                                                                     1,216,673
                                                                --------------
               PHARMACEUTICALS - 0.77%
    335,000    Wyeth
                 5.500%, 03/15/13                                      326,138
                                                                --------------
               RETAIL - 0.98%
    425,000    Wal-Mart Stores
                 4.125%, 02/15/11                                      414,789
                                                                --------------
               TECHNOLOGY - 2.25%
    500,000    First Data
                 3.375%, 08/01/08                                      489,717
    485,000    Sungard Data Systems
                 4.875%, 01/15/14                                      465,469
                                                                --------------
                                                                       955,186
                                                                --------------
               TRANSPORTATION - 1.22%
    300,000    FedEx
                 2.650%, 04/01/07 (b)                                  292,783
    215,000    Ryder System, Senior Notes, MTN
                 6.460%, 10/18/06                                      227,798
                                                                --------------
                                                                       520,581
                                                                --------------
               UTILITIES - 2.80%
    275,000    CILCORP, Senior Notes
                 8.700%, 10/15/09                                      323,245
    535,000    MidAmerican Energy, MTN
                 5.125%, 01/15/13                                      537,679
    340,000    Pacific Gas and Electric, First
                 Mortgage
                 3.600%, 03/01/09                                      331,222
                                                                --------------
                                                                     1,192,146
                                                                --------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $15,065,770)                                  14,883,344
                                                                --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.98%
               General Electric Capital Commercial Mortgage
    299,726      Series 2001-1, Class A1
                 6.079%, 05/15/33                                      317,816
    425,000      Series 2001-1, Class A2
                 6.531%, 05/15/33                                      466,545
  1,000,000    LB Commercial Conduit Mortgage
                 Trust
                 Series 1999-C1, Class A2
                 6.780%, 06/15/31                                    1,099,223

                                                                    MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------

COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)

$   100,796    Master Asset Securitization Trust
                 Series 2002-8, Class 1A2, CMO
                 5.250%, 12/25/17 (c)                                 $102,219
    324,657    Washington Mutual
                 Series 2002-S8, Class 2A7, CMO
                 5.250%, 01/25/18                                      330,441
    666,986    Wells Fargo Mortgage Backed
                 Securities Trust, Class 1A2,
                 CMO, ARM, Series 2003L
                 4.592%, 11/25/33 (a)                                  652,272
                                                                --------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                SECURITIES
                (Cost $2,969,755)                                    2,968,516
                                                                --------------

ASSET-BACKED SECURITIES - 5.88%
  1,000,000    Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09                                    1,043,414
    475,000    Capital One Multi-Asset Execution
                 Trust
                 Series 2004-C1, Class C1
                 3.400%, 11/16/09                                      468,988
    435,000    Citibank Credit Card Issuance Trust
                 Series 2000-C1, Class C1
                 7.450%, 09/15/07                                      457,734
    522,160    MMCA Automobile Trust
                 Series 2001-4, Class A4
                 4.920%, 08/15/07                                      529,537
                                                                --------------

               TOTAL ASSET-BACKED SECURITIES
                (Cost $2,566,994)                                    2,499,673
                                                                --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 4.18%
    724,502    Bear Stearns Asset Backed
                 Securities
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33                                      727,091
    638,776    Chase Mortgage Finance
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (c)                                  651,493
    409,174    Wells Fargo Mortgage Backed
                 Securities Trust Class 1A2,
                 CMO, ARM, Series 2003K
                 4.509%, 11/25/33 (a)(c)                               398,231
                                                                --------------

               TOTAL NON-AGENCY MORTGAGE-BACKED
                SECURITIES
                (Cost $1,779,235)                                    1,776,815
                                                                --------------

MUNICIPAL SECURITIES - 1.70%
               CALIFORNIA - 0.56%
    215,000    California State Economic Recovery
                 Series A, GO
                 5.250%, 07/01/14                                      236,984
                                                                --------------
               ILLINOIS - 1.14%
    535,000    Illinois State, GO
                 4.350%, 06/01/18                                      486,090
                                                                --------------

               TOTAL MUNICIPAL SECURITIES
                (Cost $767,747)                                        723,074
                                                                --------------

ABN AMRO FUNDS
--------------

INVESTMENT GRADE BOND FUND                                         JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------



                                                                    MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------

FOREIGN GOVERNMENT BOND - 1.10%

$   475,000    Ontario Province
                 2.650%, 12/15/06                               $      468,013
                                                                --------------

               TOTAL FOREIGN GOVERNMENT BOND
                (Cost $476,765)                                        468,013
                                                                --------------

    SHARES
 ----------

INVESTMENT COMPANY - 3.41%

  1,452,191    BlackRock Provident Institutional
               TempCash Portfolio                                    1,452,191
                                                                --------------

               TOTAL INVESTMENT COMPANY
                (Cost $1,452,191)                                    1,452,191
                                                                --------------

TOTAL INVESTMENTS - 99.40%
  (Cost $42,608,337)*                                               42,270,414
                                                                --------------
NET OTHER ASSETS AND LIABILITIES - 0.60%                               255,607
                                                                --------------
NET ASSETS - 100.00%                                            $   42,526,021
                                                                ==============
 -----------------------------------
* Aggregate cost for Federal income tax purposes is $42,608,337.

         Gross unrealized appreciation            $     183,885
         Gross unrealized depreciation                 (521,808)
                                                  --------------
         Net unrealized depreciation              $    (337,923)
                                                  ==============
(a) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at July 31, 2004.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2004, these securities amounted to $690,833 or 1.62% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.


ARM      Adjustable Rate Mortgage
CMO      Collateralized Mortgage Obligation
GO       General Obligation
MTN      Medium Term Note


         PORTFOLIO COMPOSITION
         Investment Company.................................3%
         U.S. Government Obligation.........................1%
         U.S. Government Agency
         Obligations.......................................41%
         Municipal Securities...............................2%
         Corporate Notes and Bonds (Moody's
         Ratings):
         Aaa...............................................13%
         Aa.................................................4%
         A.................................................15%
         Baa...............................................18%
         NR.................................................3%
                                                        -----
                                                          100%
                                                        =====

ABN AMRO FUNDS
--------------

HIGH YIELD BOND FUND                                               JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
  ----------                                                     --------

CORPORATE NOTES AND BONDS - 94.98%

               BASIC MATERIALS - 15.83%
$    225,000   Abitibi-Consolidated, Yankee Bond
                 8.550%, 08/01/10                             $     239,622
     125,000   Ainsworth Lumber, Senior Notes
                 6.750%, 03/15/14 (a)                               120,625
     125,000   Appleton Papers, Senior Notes
                 8.125%, 06/15/11 (a)                               128,750
     250,000   Arch Western Finance, Senior Notes
                 6.750%, 07/01/13 (a)                               255,000
      75,000   Cascades, Senior Notes
                 7.250%, 02/15/13                                    76,875
     200,000   Equistar Chemical Funding
                 10.125%, 09/01/08                                  220,250
     250,000   Ethyl
                 8.875%, 05/01/10                                   268,750
     150,000   FMC
                 10.250%, 11/01/09                                  174,000
     100,000   Georgia-Pacific
                 8.125%, 05/15/11                                   112,750
     150,000   Huntsman International
                 10.125%, 07/01/09                                  153,375
     250,000   IPSCO, Senior Notes
                 8.750%, 06/01/13                                   281,250
     250,000   JSG Funding, Senior Notes
                 9.625%, 10/01/12                                   281,250
     100,000   Methanex, Senior Notes
                 8.750%, 08/15/12                                   113,500
     100,000   Nalco, Senior Notes
                 7.750%, 11/15/11 (a)                               104,500
     250,000   Riverside Forest Products, Senior
                 Notes
                 7.875%, 03/01/14 (a)                               260,000
     250,000   Stone Container, Senior Notes
                 8.375%, 07/01/12                                   268,750
     225,000   Tembec Industries
                 8.500%, 02/01/11                                   234,000
                                                              -------------
                                                                  3,293,247
                                                              -------------
               CAPITAL GOODS - 10.85%
     250,000   Building Materials, Senior Notes,
                 Series B
                 8.000%, 10/15/07                                   253,750
     200,000   Crown European Holdings
                 9.500%, 03/01/11                                   220,000
     150,000   Greif
                 8.875%, 08/01/12                                   164,250
     150,000   Joy Global, Series B
                 8.750%, 03/15/12                                   169,500
     275,000   Koppers
                 9.875%, 10/15/13                                   305,250
     350,000   L-3 Communications
                 7.625%, 06/15/12                                   375,375
     250,000   Owens-Brockway Glass Container
                 8.750%, 11/15/12                                   276,250
     250,000   SPX, Senior Notes
                 6.250%, 06/15/11                                   245,000
     100,000   Trinity Industries, Senior Notes
                 6.500%, 03/15/14 (a)                                95,000
     150,000   Wabtec, Senior Notes
                 6.875%, 07/31/13                                   151,875
                                                              -------------
                                                                  2,256,250
                                                              -------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
  ----------                                                     --------

               CONSUMER CYCLICALS - 2.77%
$    150,000   Couche-Tard US Finance, Senior
                 Subordinated Notes
                 7.500%, 12/15/13                             $     154,125
     100,000   Dana
                 10.125%, 03/15/10                                  114,500
     100,000   Michaels Stores, Senior Notes
                 9.250%, 07/01/09                                   109,625
     165,000   TRW Automotive, Senior
                 Subordinated Notes
                 11.000%, 02/15/13                                  198,825
                                                              -------------
                                                                    577,075
                                                              -------------
               CONSUMER NON-CYCLICALS - 2.28%
     150,000   Constellation Brands, Series B
                 8.125%, 01/15/12                                   162,375
     150,000   Roundy's, Series B
                 8.875%, 06/15/12                                   157,875
     150,000   Stater Brothers Holdings, Senior
                 Notes
                 8.125%, 06/15/12 (a)                               154,125
                                                              -------------
                                                                    474,375
                                                              -------------
               ENERGY - 12.98%
      75,000   Bluewater Finance
                 10.250%, 02/15/12                                   79,125
               Chesapeake Energy, Senior Notes
     150,000    7.500%, 09/15/13                                    160,125
     150,000    7.500%, 06/15/14 (a)                                158,625
     250,000   Ferrellgas Partners Finance,
                 Senior Notes
                 8.750%, 06/15/12                                   270,000
     100,000   Foundation PA Coal, Senior Notes
                 7.250%, 08/01/14 (a)                               101,250
     200,000   Grant Prideco, Series B
                 9.625%, 12/01/07                                   223,000
     150,000   Offshore Logistics
                 6.125%, 06/15/13                                   146,250
     162,000   Parker Drilling, Subordinated
                 Notes, Convertible
                 5.500%, 08/01/04 (c)                               162,000
     175,000   Petroleum Geo-Services, Yankee
                 10.000%, 11/05/10                                  186,375
     150,000   Premcor Refining Group, Senior
                 Notes
                 6.750%, 02/01/11                                   157,125
     125,000   Pride International, Senior Notes
                 7.375%, 07/15/14 (a)                               129,531
     150,000   Southern Natural Gas
                 8.875%, 03/15/10                                   166,125
     150,000   Southern Star Central
                 8.500%, 08/01/10                                   163,500
     250,000   Tesoro Petroleum
                 8.000%, 04/15/08                                   271,250
      50,000    Vintage Petroleum, Senior
                 Subordinated Notes
                 7.875%, 05/15/11                                    52,000
     125,000   Western Oil Sands
                 8.375%, 05/01/12                                   137,344
               Williams Companies
      25,000     Debentures, Series A
                 7.500%, 01/15/31                                    23,625
     100,000     Senior Notes
                 8.625%, 06/01/10                                   112,750
                                                              -------------
                                                                  2,700,000
                                                              -------------

ABN AMRO FUNDS
--------------

HIGH YIELD BOND FUND                                               JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
  ----------                                                     --------

               MEDIA - 9.51%
$    100,000   Cablevision Systems, Senior Notes
                 5.660%, 04/01/09 (a)                         $     102,000
      75,000   Charter Communications Holdings &
                 Charter Communication Holdings
                 Capital, Senior Notes
                 10.750%, 10/01/09                                   60,750
     125,000   Charter Communications Holdings II
                 Senior Notes
                 10.250%, 09/15/10                                  126,562
      50,000   Charter Communications Operating &
                 Charter Communications Operating
                 Capital
                 Senior Notes
                 8.000%, 04/30/12 (a)                                48,500
     200,000   CSC Holdings, Senior Notes
                 7.250%, 07/15/08                                   204,000
     200,000   Dex Media East/Dex Media East
                 Finance
                 12.125%, 11/15/12                                  238,000
     250,000   DirecTV Holdings Finance, Senior
                 Notes
                 8.375%, 03/15/13                                   281,250
     125,000   Houghton Mifflin, Senior
                 Subordinated Notes
                 9.875%, 02/01/13                                   129,062
               PanAmSat
     100,000     6.375%, 01/15/08                                   101,375
     125,000     8.500%, 02/01/12                                   144,844
     100,000     9.000%, 08/15/14 (a)                               100,000
               RH Donnelly Finance
      25,000    10.875%, 12/15/12                                    29,375
     100,000    10.875%, 12/15/12 (a)                               117,500
     175,000   Sinclair Broadcast Group
                 8.000%, 03/15/12                                   181,563
     98,000    Yell Finance, Senior Notes
                 10.750%, 08/01/11                                  113,803
                                                              -------------
                                                                  1,978,584
                                                              -------------
               REAL ESTATE - 1.17%
     150,000   American Real Estate Partners,
                 Senior Notes
                 8.125%, 06/01/12 (a)                               154,500
      81,000   CBRE Escrow, Senior Notes
                 9.750%, 05/15/10                                    89,505
                                                              -------------
                                                                    244,005
                                                              -------------
               SERVICES CYCLICALS - 14.88%
     180,000   AMC Entertainment, Senior
                 Subordinated Notes
                 9.500%, 02/01/11                                   184,500
     125,000   AMERCO
                 9.000%, 03/15/09                                   129,687
     275,000   Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07                                   302,156
     175,000   CHC Helicopter, Senior
                 Subordinated Notes
                 7.375%, 05/01/14 (a)                               175,437
     275,000   Continental Airlines
                 8.000%, 12/15/05                                   242,000
     150,000   D.R. Horton, Senior Notes
                 6.875%, 05/01/13                                   157,500
     50,000    Horseshoe Gaming Holding, Series B
                 8.625%, 05/15/09                                    52,438
     105,000   Iron Mountain
                 8.625%, 04/01/13                                   113,269
     150,000   K. Hovnanian Enterprises
                 7.750%, 05/15/13                                   154,500

                                                                   MARKET
  PAR VALUE                                                        VALUE
  ----------                                                     --------

               SERVICES CYCLICALS (CONTINUED)
$    200,000   Meritage, Senior Notes
                 9.750%, 06/01/11                             $     222,000
     275,000   MGM Mirage
                 9.750%, 06/01/07                                   303,531
     125,000   Petroleum Helicopters, Series B
                 9.375%, 05/01/09                                   133,125
     100,000   Pinnacle Entertainment, Series B
                 9.250%, 02/15/07                                   103,000
     175,000   Resorts International Hotel and
                 Casino
                 11.500%, 03/15/09                                  197,750
     175,000   River Rock Entertainment, Senior
                 Notes
                 9.750%, 11/01/11                                   191,625
     100,000   Seneca Gaming, Senior Notes
                 7.250%, 05/01/12 (a)                               100,250
     175,000   Standard-Pacific, Senior Notes
                 7.750%, 03/15/13                                   180,688
     100,000   Trump Casino Holdings & Trump
                 Casino Funding
                 12.625%, 03/15/10                                  102,750
      50,000   United Rentals, North America
                 6.500%, 02/15/12                                    48,500
                                                              -------------
                                                                  3,094,706
                                                              -------------
               SERVICES NON-CYCLICALS - 6.79%
     100,000   Allied Waste North America, Senior
                 Notes
                 7.875%, 04/15/13                                   105,125
     150,000   Bio-Rad Laboratories, Senior
                 Subordinated Notes
                 7.500%, 08/15/13                                   158,813
     200,000   Coventry Health Care, Senior Notes
                 8.125%, 02/15/12                                   223,000
     350,000   Fresenius Medical Capital Trust II
                 7.875%, 02/01/08                                   371,000
     100,000   HCA
                 8.750%, 09/01/10                                   115,343
     100,000   NeighborCare, Senior Subordinated
                 Notes
                 6.875%, 11/15/13                                   104,000
     107,000   Pacificare Health Systems
                 10.750%, 06/01/09                                  121,980
     100,000   Pharma Services Intermediate
                 Holding, Senior Discount Notes
                 5.690%, 04/01/14 (a)(b)                             57,500
     150,000   Quintiles Transnational, Senior
                 Subordinated Notes
                 10.000%, 10/01/13                                  154,875
                                                              -------------
                                                                  1,411,636
                                                              -------------
               TECHNOLOGY AND ELECTRONICS - 2.03%
               Freescale Semiconductor, Senior
               Notes
      50,000     4.380%, 07/15/09 (a)(d)                             51,437
     100,000     7.125%, 07/15/14 (a)                               102,000
     100,000   PerkinElmer
                 8.875%, 01/15/13                                   110,750
     150,000   Unisys, Senior Notes
                 8.125%, 06/01/06                                   158,625
                                                              -------------
                                                                    422,812
                                                              -------------

ABN AMRO FUNDS
--------------

HIGH YIELD BOND FUND                                               JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
  ----------                                                     --------

               TELECOMMUNICATIONS - 8.33%
$     83,000   Alamosa Delaware
                 11.000%, 07/31/10                            $      91,508
     100,000   Citizens Communications
                 9.250%, 05/15/11                                   107,010
     250,000   eircom
                 8.250%, 08/15/13                                   263,750
               Nextel Communications, Senior Notes
     100,000     9.500%, 02/01/11                                   112,750
     185,000     Convertible
                 5.250%, 01/15/10                                   185,000
     175,000   Nortel Networks
                 6.125%, 02/15/06                                   175,656
     150,000   NTL Cable, Senior Notes
                 8.750%, 04/15/14 (a)                               156,375
      50,000   PTC International Finance II,
                 Yankee
                 11.250%, 12/01/09                                   53,250
     300,000   Qwest Services
                 14.000%, 12/15/14 (a)                              361,500
     200,000   Rogers Wireless
                 9.625%, 05/01/11                                   225,000
                                                              -------------
                                                                  1,731,799
                                                              -------------
               UTILITIES - 7.56%
     200,000   Beaver Valley Funding, Debentures
                 9.000%, 06/01/17                                   228,937
     100,000   Dynegy Holdings
                 10.125%, 07/15/13 (a)                              110,750
     148,500   Homer City Funding
                 8.137%, 10/01/19                                   160,380
     250,000   Illinova, First Mortgage
                 11.500%, 12/15/10                                  298,750
     100,000   MSW Energy Holdings/MSW Energy
                 Finance
                 8.500%, 09/01/10                                   107,500
     200,000   Nevada Power, Second Mortgage
                 9.000%, 08/15/13                                   224,000
     175,000   NRG Energy, Senior Secured Notes
                 8.000%, 12/15/13 (a)                               179,812
     200,000   PG&E
                 6.875%, 07/15/08 (a)                               213,250
      50,000   Sierra Pacific Power
                 General Refunding Mortgage
                 6.250%, 04/15/12 (a)                                49,250
                                                              -------------
                                                                  1,572,629
                                                              -------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $19,457,646)                               19,757,118
                                                              -------------

                                                                   MARKET
    SHARES                                                         VALUE
  ----------                                                     --------

INVESTMENT COMPANY - 3.56%
     740,446   BlackRock Provident Institutional
               TempCash Portfolio                             $     740,446
                                                              -------------

               TOTAL INVESTMENT COMPANY
                (Cost $740,446)                                     740,446
                                                              -------------

TOTAL INVESTMENTS - 98.54%
  (Cost $20,198,092)*                                            20,497,564
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - 1.46%                            303,763
                                                              -------------
NET ASSETS - 100.00%                                          $  20,801,327
                                                              =============
 -----------------------------------
         Aggregate cost for Federal income tax purposes is * $20,198,092.

         Gross unrealized appreciation                        $     411,405
         Gross unrealized depreciation                             (111,933)
                                                              -------------
         Net unrealized appreciation                          $     299,472
                                                              =============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2004, these securities amounted to $3,587,467 or 17.25% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. Interest rate presented represents annualized yield at time of purchase. The coupon rate will be 0.00% until April 2009 and 11.50% thereafter. Interest rate presented represents annualized yield at time of purchase. Standard & Poor's (S&P) credit ratings are used in the
(c) absence of a rating by Moody's Investors, Inc. Variable rate bond. The interest rate shown reflects
(d)      the rate in effect at July 31, 2004.

         PORTFOLIO COMPOSITION
         Investment Company.....................................          4%
         Corporate Notes and Bonds (Moody's
         Ratings):
         Baa....................................................          1%
         Ba.....................................................         43%
         B......................................................         43%
         Caa....................................................          6%
         CCC....................................................          1%
         NR.....................................................          2%
                                                                        ---
                                                                        100%
                                                                        ===

ABN AMRO FUNDS
--------------

MUNICIPAL BOND FUND                                                JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
 ----------                                                       --------

MUNICIPAL SECURITIES - 89.85%

               ALABAMA - 1.88%
$ 1,000,000    Birmingham Industrial Water Board
                 Industrial Water Supply RB,
                 Partially Pre-refunded 01/01/07
                 6.000%, 07/01/07 (a)                         $   1,089,890
                                                              -------------
               ARIZONA - 4.88%
  1,000,000    Arizona State University RB
                 5.000%, 07/01/13
                 Insured: FSA                                     1,090,720
  1,000,000    Glendale Water and Sewer RB
                 Sub Lien
                 5.000%, 07/01/14
                 Insured: AMBAC                                   1,083,640
               Salt River Project, Agricultural
                 Improvement and Power District
                 Electric System RB
    210,000      Pre-refunded, Series A, ETM
                 5.500%, 01/01/05                                   213,690
    240,000      Unrefunded, Series A
                 5.500%, 01/01/05                                   244,118
    200,000    Tucson Water RB
                 5.400%, 07/01/05                                   207,044
                                                              -------------
                                                                  2,839,212
                                                              -------------
               COLORADO - 1.93%
  1,000,000    Colorado Department of Transportation RB,
                 Federal Highway Grant Anticipation Notes,
                 Series A
                 5.500%, 06/15/12
                 Insured: MBIA                                    1,124,700
                                                              -------------
               DISTRICT OF COLUMBIA - 1.21%
     640,000   District of Columbia RB
                 Smithsonian Institute, Series A
                 5.375%, 11/01/15                                   702,061
                                                              -------------
               FLORIDA - 1.29%
     750,000   Palm Beach County
                 Health Facilities Authority RB,
                 Abbey DelRay South Project
                 5.500%, 10/01/11                                   751,762
                                                              -------------
               GEORGIA - 2.46%
     500,000   Cartersville Development Authority
                 Water & Wastewater
                 Facilities RB, Series A,
                 Ansheuser-Busch Cos., AMT
                 7.375%, 05/01/09                                   586,560
     300,000   Fulton County School District, GO
                 6.375%, 05/01/11                                   351,771
               State of Georgia, GO
     250,000     Series A
                 6.100%, 03/01/05                                   256,850
     200,000     Series D
                 6.700%, 08/01/09                                   233,462
                                                              -------------
                                                                  1,428,643
                                                              -------------
               IDAHO - 2.11%
  1,000,000    Idaho Health Facilities Authority RB
                 IHC Hospitals, ETM
                 6.650%, 02/15/21 (a)                             1,225,380
                                                             --------------


                                                                   MARKET
  PAR VALUE                                                        VALUE
 ----------                                                       --------

               ILLINOIS - 8.85%
$    250,000   Chicago Public Building Commission RB
                 School Reform Board, Series B
                 5.250%, 12/01/18
                 Insured: FGIC                                $     278,885
     375,000   DuPage County, Jail Project, GO
                 5.600%, 01/01/21                                   416,070
   1,000,000   Illinois Development Finance Authority RB
                 Lincoln Way Community
                 5.700%, 01/01/18
                 Insured: FGIC                                    1,155,890
   1,000,000   Illinois State, GO, First Series
                 Pre-refunded 04/01/12
                 5.500%, 04/01/13
                 Insured: FSA                                     1,134,010
   1,000,000   Lake County Township High School
                 District No. 113,
                 Highland Park, GO
                 8.800%, 12/01/09                                 1,267,060
     785,000   University of Illinois RB,
                 Auxiliary
                 Facilities Systems, Series B
                 5.500%, 04/01/17
                 Insured: FGIC                                      893,471
                                                              -------------
                                                                  5,145,386
                                                              -------------
               INDIANA - 1.38%
    700,000    Indianapolis Public Improvement RB
                 Series B
                 6.000%, 01/10/20                                   804,860
                                                              -------------
               KANSAS - 6.64%
  1,000,000    Burlington Environmental Improvement RB
                 Kansas City Power & Light Project,
                 Series B,  Mandatory Put 10/01/07
                 4.750%, 09/01/15                                 1,040,670
  1,020,000    Butler & Sedgwick Counties
                 Unified School District No. 385,
                 Andover, GO
                 6.000%, 09/01/14
                 Insured: FSA                                     1,196,082
  1,480,000    Butler County Unified School District No. 394,
                 GO
                 5.250%, 09/01/16
                 Insured: FSA                                     1,624,404
                                                              -------------
                                                                  3,861,156
                                                              -------------
               MASSACHUSETTS - 5.36%
  1,370,000    Massachusetts State Consolidation Loan,
                 Series A, GO, Pre-refunded 02/01/10
                 6.000%, 02/01/13                                 1,577,034
    500,000    Massachusetts State Construction Lien
                 Series C, GO
                 5.250%, 08/01/17                                   546,905
  1,000,000    Massachusetts State Housing  Finance Agency
                 RB, Insured Construction Loan
                 Series A, AMT
                 1.950%, 12/01/05
                 Insured: FSA                                       994,870
                                                              -------------
                                                                  3,118,809
                                                              -------------

ABN AMRO FUNDS
--------------

MUNICIPAL BOND FUND                                                JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
 ----------                                                       --------


               MICHIGAN - 3.60%
$ 1,500,000    Birmingham City School District, GO
                 5.000%, 11/01/14                             $   1,636,815
    400,000    Michigan Municipal Bond Authority RB
                 Drinking Water Revolving Fund
                 5.500%, 10/01/16                                   455,644
                                                              -------------
                                                                  2,092,459
                                                              -------------
               NEVADA - 4.20%
  1,000,000    Clark County PCR, Southern
                 California Edison
                 Series C, Remarketed, AMT
                 3.250%, 06/01/31                                   977,480
    350,000    Clark County, School District, GO
                 Pre-refunded 12/15/04
                 6.400%, 06/15/06
                 Insured: FGIC                                      360,132
  1,010,000    Nevada State Highway Improvement RB
                 Motor Vehicle Fuel Tax
                 5.000%, 12/01/11
                 Insured: MBIA                                    1,106,415
                                                              -------------
                                                                  2,444,027
                                                              -------------
               NEW MEXICO - 1.87%
  1,000,000    New Mexico State Severance Tax,
                 Series A, RB
                 5.000%, 07/01/09                                 1,086,340
                                                              -------------
               NEW YORK - 4.51%
  1,000,000    New York City Transitional Finance Authority RB,
                 Future Tax Secured-Subseries B-3
                 1.080%, 11/01/28
                 Insured: Bank One                                1,000,000
    500,000    New York, GO
                 Series A
                 6.000%, 08/01/05                                   521,860
  1,000,000    Port Authority of New York and New Jersey,
                 Consolidated RB, One Hundred Thirty-Sixth,
                 Series A1, AMT
                 5.000%, 07/15/10
                 Insured: AMBAC                                   1,099,030
                                                              -------------
                                                                  2,620,890
                                                              -------------
               OHIO - 2.75%
  1,500,000    Ohio State Water Development
                 Authority RB
                 5.000%, 12/01/06                                 1,595,700
                                                              -------------
               OKLAHOMA - 4.65%
  1,000,000    Oklahoma City, GO
                 5.500%, 07/01/11                                 1,121,760
    500,000    Oklahoma Housing Development
                 Authority RB, Obligation Lease
                 Purchase Program, Series A
                 5.100%, 11/01/05                                   515,220
  1,000,000    Tulsa Industrial Authority RB
                 St. John's Medical Center
                 Project, Pre-refunded 02/15/06
                 6.250%, 02/15/17                                 1,066,250
                                                              -------------

                                                                  2,703,230
                                                              -------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
 ----------                                                       --------

               RHODE ISLAND - 2.15%
$ 1,175,000    Rhode Island State and Providence
                 Plantations
                 Consolidated Capital Development
                 Loan, Series B, GO
                 5.000%, 11/01/06
                 Insured: FGIC                                $   1,247,075
                                                              -------------
               TENNESSEE - 4.23%
  1,250,000    Montgomery County, GO
                 5.000%, 05/01/14
                 Insured: FGIC                                    1,366,850
  1,000,000    State of Tennessee, Series A, GO
                 5.000%, 05/01/13                                 1,089,270
                                                              -------------
                                                                  2,456,120
                                                              -------------
               TEXAS - 15.06%
  1,090,000    Belton Independent School
                 District, GO
                 5.000%, 02/15/13
                 Guaranteed: PSF                                  1,180,394
  1,000,000    Dallas Waterworks & Sewer System
                 RB  Refunding and Improvement,
                 Series A
                 5.000%, 10/01/12                                 1,091,520
    480,000    Frisco Independent School
                 District, GO
                 7.000%, 08/15/10
                 Guaranteed: PSF                                    574,075
    200,000    Humble Independent School District
                 Refunding
                 Series II, GO
                 5.500%, 02/15/10
                 Guaranteed: PSF                                    222,288
    550,000    Plano Independent School District,
                 GO
                 5.000%, 02/15/09
                 Guaranteed: PSF                                    594,814
  1,250,000    Port of Houston Authority, Harris
                 County Airport Improvement,
                 Series B, GO, AMT
                 5.250%, 10/01/11
                 Insured: FGIC                                    1,365,875
  1,000,000    San Marcos Consolidated
                 Independent School District, GO
                 5.250%, 08/01/19
                 Guaranteed: PSF                                  1,074,820
    210,000    Tarrant County Health Facilities
                 Development
                 Health System RB, Series A
                 5.500%, 02/15/05
                 Insured: MBIA                                      214,353
    500,000    Texas Municipal Power Agency RB
                 Series E
                 5.500%, 09/01/10
                 Insured: MBIA                                      558,340
    715,000    Texas State Turnpike Authority
                 Central Texas Turnpike System RB
                 BAN, Second Tier
                 5.000%, 06/01/08                                   770,849
  1,000,000    University of Texas RB
                 Financing System, Series B
                 5.250%, 08/15/12                                 1,107,560
                                                              -------------
                                                                  8,754,888
                                                              -------------

ABN AMRO FUNDS
--------------

MUNICIPAL BOND FUND                                                JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                        VALUE
 ----------                                                       --------

               UTAH - 2.29%
$   300,000    Intermountain Power Agency
                 Power Supply RB, Series E
                 6.250%, 07/01/07
                 Insured: FSA                                 $     331,272
  1,000,000    University of Utah,  University RB
                 Auxiliary & Campus Facilities,
                 Series A
                 1.090%, 04/01/27                                 1,000,000
                                                              -------------
                                                                  1,331,272
                                                              -------------
               VIRGINIA - 2.31%
  1,000,000    Virginia Commonwealth Transportation Board
                 RB, Federal Highway Reimbursement
                 5.000%, 10/01/08                                 1,086,980
    250,000    Virginia State Housing Development
                 RB Authority, Commonwealth
                 Mortgage, Series H, Sub-Series H2
                 4.750%, 07/01/07                                   258,213
                                                              -------------
                                                                  1,345,193
                                                              -------------
               WASHINGTON - 1.67%
    500,000    Port of Seattle Special Facilities RB
                 Seattle-Tacoma Fuel Facilities, AMT
                 5.000%, 06/01/11
                 Insured: MBIA                                      532,960
    400,000    Thurston County, GO
                 Tumwater School District  No. 033
                 5.000%, 12/01/13
                 Insured: FSA                                       437,700
                                                              -------------
                                                                    970,660
                                                              -------------
               WISCONSIN - 2.57%
  1,345,000    State of Wisconsin, Series 3, GO
                 5.300%, 11/01/12
                 Insured: MBIA-IBC                                1,495,586
                                                              -------------
               TOTAL MUNICIPAL SECURITIES
                (Cost $50,497,552)                               52,235,299
                                                              -------------

    SHARES
  ----------

INVESTMENT COMPANIES - 8.08%

   2,967,081   Blackrock Provident Institutional
               MuniCash Portfolio                                 2,967,081
   1,732,085   Blackrock Provident Institutional
               MuniFund Portfolio                                 1,732,085
                                                              -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $4,699,166)                                 4,699,166
                                                              -------------

TOTAL INVESTMENTS - 97.93%
  (Cost $55,196,718)*                                            56,934,465
                                                              -------------
NET OTHER ASSETS AND LIABILITIES - 2.07%                          1,202,528
                                                              -------------
NET ASSETS - 100.00%                                          $  58,136,993
                                                              =============
 -----------------------------------
*        Aggregate cost for Federal income tax purposes is $55,196,718.

         Gross unrealized appreciation                        $   1,922,581
         Gross unrealized depreciation                             (184,834)
                                                              -------------
         Net unrealized appreciation                          $   1,737,747
                                                              =============

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

AMBAC    American Municipal Bond Assurance Corp.
AMT      Alternative Minimum Tax
BAN      Bond Anticipation Note
ETM      Escrowed to Maturity
FGIC     Financial Guaranty Insurance Co.
FSA      Financial Security Assurance, Inc.
GO       General Obligation
IBC      Insured Bond Certificate
MBIA     MBIA Insurance Corporation
PCR      Pollution Control Revenue
PSF      Permanent School Fund
RB       Revenue Bond

         PORTFOLIO COMPOSITION
         Investment Companies.................................   8%
         Municipal Securities (Moody's Ratings):
         Aaa..................................................  58%
         Aa...................................................  27%
         A....................................................   4%
         Baa..................................................   2%
         Bbb..................................................   1%
                                                               ---
                                                               100%
                                                               ===

 INDUSTRY CONCENTRATION TABLE (% of Total Net Assets)

         Education......................................     27.12%
         General Obligation.............................     26.08%
         Transportation.................................      8.92%
         Utilities......................................      8.86%
         Medical........................................      5.60%
         Pollution......................................      4.43%
         Housing........................................      3.04%
         Water..........................................      3.01%
         Facilities.....................................      1.40%
         Bond Bank......................................      1.39%
         Investment Companies...........................      8.08%
         Net Other Assets and
         Liabilities....................................      2.07%
                                                            ------
         Total                                              100.00%
                                                            ======

ABN AMRO FUNDS
--------------

INVESTOR MONEY MARKET FUND                                         JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     MARKET
  PAR VALUE                                                          VALUE
 ----------                                                         --------

COMMERCIAL PAPER (A) - 56.04%

               AIRLINES - 3.76%
$  8,000,000   International Lease Finance
                 1.260%, 08/03/04                               $    7,999,440
                                                                --------------
               ASSET-BACKED (B) - 29.11%
   8,000,000   Blue Ridge Asset Funding
                 1.310%, 08/12/04                                    7,996,798
               CRC Funding
   3,000,000    1.430%, 09/10/04                                     2,995,233
   4,000,000    1.510%, 10/12/04                                     3,987,920
   3,000,000   FCAR Owner Trust
                 1.170%, 08/03/04                                    2,999,805
   6,000,000   Fountain Square Commercial Funding
                 1.340%, 08/23/04                                    5,995,087
   6,000,000   Giro-Multifunding
                 1.380%, 08/20/04                                    5,995,630
   8,000,000   Jupiter Securitization
                 1.310%, 08/13/04                                    7,996,507
   8,000,000   New Center Asset Trust
                 1.440%, 09/13/04                                    7,986,240
   8,000,000   Sheffield Receivables
                 1.290%, 08/02/04                                    7,999,713
   8,000,000   Yorktown Capital
                 1.340%, 08/16/04                                    7,995,533
                                                                --------------
                                                                    61,948,466
                                                                --------------
               BANKS - 17.54%
  5,000,000    ANZ (DE)
                 1.490%, 10/07/04                                    4,986,135
  1,700,000    Barclays US Funding
                 1.550%, 09/27/04                                    1,695,828
               Depfa Bank
   3,000,000    1.510%, 10/07/04                                     2,991,569
   2,000,000    1.085%, 10/18/04                                     1,995,298
   2,000,000    1.190%, 11/23/04                                     1,992,463
               HBOS Treasury Services
   2,200,000    1.350%, 08/26/04                                     2,197,938
   2,000,000    1.380%, 08/26/04                                     1,998,083
   3,500,000    1.470%, 09/24/04                                     3,492,283
   8,000,000   Marshall & Isley
                 1.340%, 08/18/04                                    7,994,938
   8,000,000   UBS Finance (DE)
                 1.300%, 08/04/04                                    7,999,133
                                                                --------------
                                                                    37,343,668
                                                                --------------
               BROKER/DEALER - 3.76%
   8,000,000   Bear Stearns
                 1.300%, 08/05/04                                    7,998,844
                                                                --------------
               FINANCIAL SERVICES - 0.94%
   2,000,000   General Electric Capital
                 1.120%, 10/05/04                                    1,995,956
                                                                --------------
               INSURANCE - 0.93%
   2,000,000   ING (US) Funding
                 1.730%, 12/03/04                                    1,988,082
                                                                --------------

               TOTAL COMMERCIAL PAPER
                (Cost $119,274,456)                                119,274,456
                                                                --------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------

CERTIFICATES OF DEPOSIT - 14.80%
$  3,000,000   Abbey National Treasury Services
                 1.120%, 09/27/04                               $    3,000,024
   2,000,000   BNP Paribas (NY)
                 1.390%, 08/27/04                                    2,000,269
   5,000,000   Canadian Imperial Bank (NY)
                 1.510%, 10/06/04                                    5,000,182
   8,000,000   Credit Suisse First Boston (NY)
                 1.440%, 09/13/04                                    8,000,190
   2,000,000   Fortis Bank (NY)
                 1.160%, 10/04/04                                    2,000,035
   1,500,000   Lloyds TSB Bank (NY)
                 1.710%, 12/14/04                                    1,499,913
   2,000,000   Regions Bank
                 1.160%, 10/15/04                                    2,000,000
               Royal Bank of Scotland (NY)
   3,000,000    1.120%, 09/07/04                                     2,999,990
   2,000,000    1.390%, 09/07/04                                     2,000,466
   3,000,000   West Deutsche Landensbank
                 1.465%, 09/21/04                                    3,000,021
                                                                --------------

               TOTAL CERTIFICATES OF DEPOSIT
                (Cost $31,501,090)                                  31,501,090
                                                                --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 12.21%
               FEDERAL HOME LOAN BANK - 8.46%
  18,000,000   1.300%, 08/02/04                                     17,999,350
                                                                --------------
               FEDERAL HOME LOAN MORTGAGE - 2.34%
   3,000,000   1.200%, 09/09/04                                      2,996,100
   2,000,000   1.140%, 10/18/04                                      1,995,060
                                                                --------------
                                                                     4,991,160
                                                                --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.41%
   3,000,000   1.200%, 08/20/04                                      2,998,100
                                                                --------------

               TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $25,988,610)                                  25,988,610
                                                                --------------

BANK NOTE - 2.35%

   5,000,000   U.S. Bank
                 1.170%, 11/17/04                                    5,000,290
                                                                --------------

               TOTAL BANK NOTE
                (Cost $5,000,290)                                    5,000,290
                                                                --------------

REPURCHASE AGREEMENT - 14.10%

  30,000,000   JPMorgan Chase, 1.360%, dated
                 07/30/04, matures 08/02/04,
                 repurchase price $30,003,400
                 (collateralized by U.S.
                 Government Agency Instruments,
                 total market value $30,450,793)                    30,000,000
                                                                --------------

               TOTAL REPURCHASE AGREEMENT
                (Cost $30,000,000)                                  30,000,000
                                                                --------------

ABN AMRO FUNDS
--------------

INVESTOR MONEY MARKET FUND                                         JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------
                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                         --------

INVESTMENT COMPANY - 0.47%

     990,376   BlackRock Provident Institutional
                 TempFund Portfolio                             $      990,376
                                                                --------------

               TOTAL INVESTMENT COMPANY
                (Cost $990,376)                                        990,376
                                                                --------------

TOTAL INVESTMENTS - 99.97%
  (Cost $212,754,822)*                                             212,754,822
                                                                --------------
NET OTHER ASSETS AND LIABILITIES - 0.03%                                71,807
                                                                --------------
NET ASSETS - 100.00%                                            $  212,826,629
                                                                ==============
 -----------------------------------
* At July 31, 2004, cost is identical for book and Federal income tax purposes.


(a)      Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2004, these securities amounted to $61,948,466 or 29.11% of net assets. These securities have been determined by the Adviser to be liquid securities.


(DE)     Delaware
(NY)     New York
(US)     United States

ABN AMRO FUNDS
--------------

INSTITUTIONAL PRIME MONEY MARKET FUND                            JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------

COMMERCIAL PAPER (A) - 52.18%

               ASSET-BACKED (B) - 30.15%
               Barton Capital
$ 25,000,000    1.300%, 08/11/04                                 $  24,990,972
  30,000,000    1.330%, 08/18/04                                    29,981,158
  22,000,000   Blue Ridge Asset Funding
                 1.310%, 08/12/04                                   21,991,194
               CRC Funding
  20,000,000    1.430%, 09/10/04                                    19,968,222
  25,000,000    1.510%, 10/12/04                                    24,924,500
  25,000,000   Edison Asset Securitization
                 1.400%, 09/01/04                                   24,969,861
               FCAR Owner Trust
  27,000,000    1.170%, 08/03/04                                    26,998,245
  30,000,000    1.490%, 09/15/04                                    29,944,125
  23,000,000    1.700%, 12/02/04                                    22,866,408
  26,441,000   Fountain Square Commerical Funding
                 1.690%, 11/24/04                                   26,298,255
  25,000,000   Galaxy Funding
                 1.390%, 08/27/04                                   24,974,903
               Giro-Multifunding
  25,000,000    1.300%, 08/06/04                                    24,995,486
  30,000,000    1.360%, 08/20/04                                    29,978,467
  30,000,000    1.380%, 08/20/04                                    29,978,150
  30,000,000   Jupiter Securitization
                 1.310%, 08/13/04                                   29,986,900
               Receivables Capital
  25,000,000    1.280%, 08/05/04                                    24,996,445
  15,000,000    1.300%, 08/12/04                                    14,994,042
               Sheffield Receivables
  20,000,000    1.290%, 08/03/04                                    19,998,567
  15,000,000    1.290%, 08/09/04                                    14,995,700
  17,930,000    1.290%, 08/10/04                                    17,924,218
  25,000,000    1.350%, 08/11/04                                    24,990,625
  40,000,000   Variable Funding
                 1.270%, 08/02/04                                   39,998,589
               Yorktown Capital
  10,000,000    1.340%, 08/05/04                                     9,998,511
  22,526,000    1.280%, 08/06/04                                    22,521,995
  22,000,000    1.290%, 08/06/04                                    21,996,058
                                                                --------------
                                                                   605,261,596
                                                                --------------
               AUTOMOBILE - 3.48%
               Toyota Motor Credit
  15,000,000    1.180%, 08/16/04                                    14,992,625
  30,000,000    1.390%, 09/01/04                                    29,964,092
  25,000,000    1.490%, 10/05/04                                    24,932,743
                                                                --------------
                                                                    69,889,460
                                                                --------------
               BANKS - 10.59%
  30,000,000   ANZ (DE)
                 1.490%, 10/07/04                                   29,916,808
  20,000,000   CDC IXIS Capital Markets
                 1.070%, 10/19/04                                   19,953,039
   7,500,000   Danske
                 1.440%, 09/14/04                                    7,486,800
               Depfa Bank (NY)
  15,000,000    1.325%, 08/16/04                                    14,991,719
  25,000,000    1.085%, 10/18/04                                    24,941,229
  17,000,000    1.150%, 10/22/04                                    16,955,470
  20,000,000    1.190%, 11/23/04                                    19,924,633


                                                                   MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------
               BANKS (CONTINUED)
$ 25,000,000   HSBC Bank (NY)
                 1.070%, 09/08/04                                $  24,971,764
  11,700,000   Royal Bank of Scotland (NY)
                 1.200%, 08/06/04                                   11,698,050
  20,000,000   Societe Generale (NY)
                 1.385%, 09/01/04                                   19,976,147
               UBS Finance (DE)
  10,415,000    1.400%, 08/31/04                                    10,402,849
  11,400,000    1.400%, 09/01/04                                    11,386,257
                                                                --------------
                                                                   212,604,765
                                                                --------------
               BROKER/DEALER - 3.73%
  75,000,000   Bear Stearns
                 1.300%, 08/05/04                                   74,989,167
                                                                --------------
               FINANCIAL SERVICES - 2.49%
               General Electric Capital
  20,000,000    1.170%, 08/02/04                                    19,999,350
  30,000,000    1.120%, 10/05/04                                    29,939,333
                                                                --------------
                                                                    49,938,683
                                                                --------------
               INSURANCE - 1.74%
               ING (US) Funding
  25,000,000    1.430%, 09/17/04                                    24,953,326
  10,000,000    1.730%, 12/03/04                                     9,940,411
                                                                --------------
                                                                    34,893,737
                                                                --------------

               TOTAL COMMERCIAL PAPER
                (Cost $1,047,577,408)                            1,047,577,408
                                                                --------------

CERTIFICATES OF DEPOSIT - 25.30%
  30,000,000   Abbey National Treasury Sevices
                1.120%, 09/27/04                                    30,000,236
               BNP Paribas (NY)
  19,000,000    1.390%, 08/27/04                                    19,002,552
  30,000,000    1.390%, 09/07/04                                    29,999,050
  20,000,000    1.271%, 02/07/05 (c)                                19,997,929
  25,000,000   Canadian Imperial Bank (NY)
                 1.510%, 10/06/04                                   25,000,907
  10,000,000   Chase Manhattan Bank
                 1.301%, 11/08/04 (c)                               10,000,000
               Credit Suisse First Boston (NY)
  30,000,000    1.300%, 08/06/04                                    29,999,996
  55,000,000    1.440%, 09/13/04                                    55,000,219
  35,000,000   Fortis Bank (NY)
                1.160%, 10/04/04                                    35,000,617
               HBOS Treasury Services
  35,000,000    1.100%, 08/05/04                                    34,999,212
  25,000,000    1.500%, 10/14/04                                    25,000,000
  16,950,000   Lloyds TSB Bank (NY)
                1.710%, 12/14/04                                    16,949,022
  32,000,000   Regions Bank
                1.160%, 10/15/04                                    32,000,000
  35,000,000   Royal Bank of Scotland (NY)
                1.390%, 09/07/04                                    35,008,160
               SouthTrust Bank
  25,000,000    1.500%, 10/12/04                                    25,000,000
  20,000,000    1.070%, 11/23/04 (c)                                20,000,000

ABN AMRO FUNDS
--------------

INSTITUTIONAL PRIME MONEY MARKET FUND                            JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
------------------------------------------------------------------------------

                                                                   MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------

CERTIFICATES OF DEPOSIT  (CONTINUED)

               Wells Fargo Bank
$ 15,000,000    1.300%, 08/09/04                                 $  14,999,999
  25,000,000    1.300%, 08/11/04                                    25,000,000
  25,000,000   West Deutsche Landensbank (NY)
                1.465%, 09/21/04                                    25,000,177
                                                                --------------

               TOTAL CERTIFICATES OF DEPOSIT
                (Cost $507,958,076)                                507,958,076
                                                                --------------

INSURANCE FUNDING AGREEMENTS (D)(E) - 8.47%

  40,000,000   Allstate Life Insurance Funding Agreement
                1.540%, 08/01/05                                    40,000,000
  30,000,000   Hartford Life Insurance Funding Agreement
                1.490%, 01/03/05                                    30,000,000
               Metropolitan Life Insurance Funding Agreement
  40,000,000    1.440%, 02/01/05                                    40,000,000
  10,000,000    1.720%, 07/21/05                                    10,000,000
  50,000,000   Travelers Insurance Funding Agreement
                 1.513%, 12/23/04                                   50,000,000
                                                                --------------

               TOTAL INSURANCE FUNDING AGREEMENTS
                (Cost $170,000,000)                                170,000,000
                                                                --------------

TIME DEPOSITS - 3.90%

  50,000,000   Harris Trust & Savings Bank
                 1.300%, 08/02/04                                   50,000,000
  28,316,000   National City Bank
                 1.290%, 08/02/04                                   28,316,000
                                                                --------------

               TOTAL TIME DEPOSITS
                (Cost $78,316,000)                                  78,316,000
                                                                --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 3.48%

               FEDERAL HOME LOAN MORTGAGE - 2.24%
  25,000,000    1.200%, 09/09/04                                    24,967,500
  20,000,000    1.140%, 10/18/04                                    19,950,600
                                                                --------------

                                                                    44,918,100
                                                                --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.24%
  25,000,000   1.200%, 08/20/04                                     24,984,167
                                                                --------------

               TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $69,902,267)                                  69,902,267
                                                                --------------

BANK NOTE - 1.69%

  34,000,000   U.S. Bank
                 1.170%, 11/17/04                                   34,001,970
                                                                --------------

               TOTAL BANK NOTE
                (Cost $34,001,970)                                  34,001,970
                                                                --------------

                                                                   MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------

REPURCHASE AGREEMENTS - 4.98%

$ 50,000,000   JPMorgan Chase, 1.330%, dated
                 07/30/04, matures 08/02/04,
                 repurchase price $50,005,542
                 (collateralized by U.S.
                 Government Agency Instruments,
                 total market value $50.921.164)                $   50,000,000
  50,000,000   JPMorgan Chase, 1.360%, dated
                 07/30/04, matures 08/02/04,
                 repurchase price $50,005,667
                 (collateralized by U.S.
                 Government Agency Instruments,
                 total market value $51,003,504)                    50,000,000
                                                                --------------

               TOTAL REPURCHASE AGREEMENTS
                (Cost $100,000,000)                                100,000,000
                                                                --------------

    SHARES
 ----------

INVESTMENT COMPANY - 0.00%

  32,965       BlackRock Provident Institutional
                 TempFund Portfolio                                     32,965
                                                                --------------

               TOTAL INVESTMENT COMPANY
                (Cost $32,965)                                          32,965
                                                                --------------

TOTAL INVESTMENTS - 100.00%
  (Cost $2,007,788,686)*                                         2,007,788,686
                                                                --------------
NET OTHER ASSETS AND LIABILITIES - 0.00%                                40,272
                                                                --------------
NET ASSETS - 100.00%                                            $2,007,828,958
                                                                ==============
 -----------------------------------
* At July 31, 2004, cost is identical for book and Federal income tax purposes.


(a)      Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2004, these securities amounted to $605,261,596 or 30.15% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c) Variable rate note. The interest rate shown reflects the rate in effect at July 31, 2004.
(d) Variable rate instruments. The rates shown reflect the rates in effect on July 31, 2004. The maturity dates shown are the next scheduled reset dates.
(e) These securities are illiquid securities because they are subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At July 31, 2004, these securities amounted to $170,000,000 or 8.47% of net assets.


(DE)     Delaware
(NY)     New York
(US)     United States

ABN AMRO FUNDS
--------------

GOVERNMENT MONEY MARKET FUND                                     JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    MARKET
  PAR VALUE                                                          VALUE
 ----------                                                        --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 75.91%
               FEDERAL AGRICULTURAL MORTGAGE (A) - 1.55%
$  8,000,000   1.475%, 10/12/04                                 $    7,976,400
                                                                --------------
               FEDERAL FARM CREDIT BANK (A) - 2.91%
   5,000,000   1.070%, 09/10/04                                      4,994,056
   5,000,000   1.050%, 09/20/04                                      4,992,708
   5,000,000   1.090%, 10/06/04                                      4,990,008
                                                                --------------
                                                                    14,976,772
                                                                --------------
               FEDERAL HOME LOAN BANK - 32.77%
  65,000,000   1.300%, 08/02/04 (a)                                 64,997,653
  20,000,000   1.229%, 08/04/04 (a)                                 19,997,952
  25,000,000   1.230%, 08/06/04 (a)                                 24,995,729
  25,000,000   1.250%, 08/09/04 (a)                                 24,993,055
   4,900,000   6.250%, 08/13/04                                      4,908,028
  10,000,000   1.070%, 08/27/04 (a)                                  9,992,272
   9,000,000   1.060%, 09/15/04 (a)                                  8,988,075
  10,000,000   3.625%, 10/15/04                                     10,050,848
                                                                --------------
                                                                   168,923,612
                                                                --------------
               FEDERAL HOME LOAN MORTGAGE - 19.62%
  10,000,000   1.020%, 08/03/04 (a)                                  9,999,434
  20,000,000   1.235%, 08/03/04 (a)                                 19,998,628
  18,000,000   1.280%, 08/23/04 (a)                                 17,985,920
   5,000,000   1.200%, 09/09/04 (a)                                  4,993,500
  15,000,000   1.400%, 09/20/04 (a)                                 14,970,833
   6,000,000   1.090%, 10/12/04 (a)                                  5,986,920
   5,000,000   1.140%, 10/18/04 (a)                                  4,987,650
   6,236,000   1.620%, 11/15/04 (a)                                  6,206,254
   8,000,000   3.250%, 11/15/04                                      8,049,407
   8,000,000   1.140%, 11/17/04 (a)                                  7,972,640
                                                                --------------
                                                                   101,151,186
                                                                --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (A) - 19.06%
  10,000,000   1.080%, 08/04/04                                      9,999,100
   8,500,000   1.080%, 08/10/04                                      8,497,705
  25,000,000   1.230%, 08/11/04                                     24,991,458
  10,000,000   1.050%, 08/18/04                                      9,995,042
  14,843,000   1.300%, 08/25/04                                     14,830,136
   5,000,000   1.110%, 10/04/04                                      4,990,133
  10,000,000   1.160%, 10/13/04                                      9,976,478
  15,000,000   1.455%, 10/06/04                                     14,959,988
                                                                --------------
                                                                    98,240,040
                                                                --------------
               TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $391,268,010)                                391,268,010
                                                                --------------

REPURCHASE AGREEMENT - 21.34%

 110,000,000   JP Morgan Chase, 1.360%, dated
                 07/30/04, matures 08/02/04,
                 repurchase price $110,012,467
                 (collateralized by U.S.
                 Government Agency Instruments,
                 total market value $112,201,564)                  110,000,000
                                                                --------------

               TOTAL REPURCHASE AGREEMENT
                (Cost $110,000,000)                                110,000,000
                                                                --------------

                                                                    MARKET
   SHARES                                                            VALUE
 ----------                                                        --------

INVESTMENT COMPANIES - 2.78%
   5,863,683   BlackRock Provident Institutional
                 FedFund Portfolio                              $    5,863,683
   8,455,653   AIM STIT Government & Agency
                 Portfolio                                           8,455,653
                                                                --------------

TOTAL INVESTMENT COMPANIES
   (Cost $14,319,336)                                               14,319,336
                                                                --------------

TOTAL INVESTMENTS - 100.03%
  (Cost $515,587,346)*                                             515,587,346
                                                                --------------
NET OTHER ASSETS AND LIABILITIES - (0.03)%                            (134,033)
                                                                --------------
NET ASSETS - 100.00%                                            $  515,453,313
                                                                ==============
 -----------------------------------
* At July 31, 2004, cost is identical for book and Federal income tax purposes.

(a)      Annualized yield at the time of purchase.

STIT     Short-Term Investments Trust plc

ABN AMRO FUNDS
--------------

MONEY MARKET FUND                                                  JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------

COMMERCIAL PAPER (A) - 58.23%

               AIRLINES - 2.17%
$ 3,000,000    International Lease Finance
                 1.300%, 08/02/04                               $    2,999,892
                                                                --------------
               ASSET-BACKED (B) - 29.82%
  5,000,000    Blue Ridge Asset Funding
                 1.310%, 08/12/04                                    4,997,998
               CRC Funding
   4,000,000    1.430%, 09/10/04                                     3,993,644
   1,000,000    1.450%, 09/10/04                                       998,389
   3,944,000   Edison Asset Securitization
                 1.080%, 08/16/04                                    3,942,225
   2,000,000   FCAR Owner Trust
                 1.170%, 08/03/04                                    1,999,870
   3,000,000   Giro-Multifunding
                 1.380%, 08/20/04                                    2,997,815
               Jupiter Securitization
   3,500,000    1.290%, 08/09/04                                     3,498,997
   2,000,000    1.310%, 08/13/04                                     1,999,127
   5,500,000   New Center Asset Trust
                 1.440%, 09/13/04                                    5,490,540
   1,192,000   Receivables Capital
                 1.300%, 08/09/04                                    1,191,656
   5,000,000   Sheffield Receivables
                 1.350%, 08/19/04                                    4,996,625
   5,000,000   Yorktown Capital
                 1.350%, 08/18/04                                    4,996,812
                                                                --------------
                                                                    41,103,698
                                                                --------------
               BANKS - 21.02%
               Depfa Bank (NY)
   3,000,000    1.500%, 10/07/04                                     2,991,625
   1,000,000    1.085%, 10/18/04                                       997,649
   1,000,000    1.190%, 11/23/04                                       996,232
   5,500,000   Deutsche Bank
                 1.320%, 08/02/04                                    5,499,798
   3,000,000   HBOS Treasury Services
                 1.470%, 09/24/04                                    2,993,385
               KfW International Finance
   4,000,000    1.300%, 08/20/04                                     3,997,255
   1,000,000    1.150%, 09/17/04                                       998,499
   5,000,000   Marshall & Isley
                 1.340%, 08/18/04                                    4,996,836
   5,500,000   UBS Finance (DE)
                 1.300%, 08/04/04                                    5,499,404
                                                                --------------
                                                                    28,970,683
                                                                --------------
               BROKER/DEALER - 3.63%
   5,000,000   Bear Stearns
                 1.300%, 08/05/04                                    4,999,278
                                                                --------------
               FINANCIAL SERVICES - 0.72%
   1,000,000   General Electric Capital
                 1.120%, 10/05/04                                      997,978
                                                                --------------
               INSURANCE - 0.87%
   1,200,000   ING (US) Funding
                 1.470%, 09/16/04                                    1,197,746
                                                                --------------

               TOTAL COMMERCIAL PAPER
                (Cost $80,269,275)                                  80,269,275
                                                                --------------

                                                                   MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------

CERTIFICATES OF DEPOSIT - 13.79%

$  2,000,000   Abbey National Treasury Services
                 1.120%, 09/27/04                               $    2,000,016
               BNP Paribas (NY)
   4,000,000    1.335%, 08/23/04                                     3,999,788
   1,000,000    1.390%, 08/27/04                                     1,000,134
   5,000,000   Credit Suisse First Boston (NY)
                 1.440%, 09/13/04                                    5,000,119
   1,000,000   Fortis Bank (NY)
                 1.160%, 10/04/04                                    1,000,018
   1,000,000   Lloyds TSB Bank
                 1.710%, 12/14/04                                      999,942
   1,000,000   Regions Bank
                 1.160%, 10/15/04                                    1,000,000
               Royal Bank of Scotland (NY)
   1,000,000    1.120%, 09/07/04                                       999,996
   1,000,000    1.390%, 09/07/04                                     1,000,233
   2,000,000   West Deutsche Landensbank (NY)
                1.465%, 09/21/04                                     2,000,014
                                                                --------------
               TOTAL CERTIFICATES OF DEPOSIT
                (Cost $19,000,260)                                  19,000,260
                                                                --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 7.44%
               FEDERAL HOME LOAN MORTGAGE - 1.45%
   1,000,000   1.200%, 09/09/04                                        998,700
   1,000,000   1.140%, 10/18/04                                        997,530
                                                                --------------
                                                                     1,996,230
                                                                --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.99%
   3,000,000   1.040%, 08/04/04                                      2,999,740
   3,265,000   1.080%, 08/10/04                                      3,264,119
   2,000,000   1.200%, 08/20/04                                      1,998,733
                                                                --------------
                                                                     8,262,592
                                                                --------------

               TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $10,258,822)                                  10,258,822
                                                                --------------

BANK NOTE - 1.45%

   2,000,000   U.S. Bank
                 1.170%, 11/17/04                                    2,000,116
                                                                --------------

               TOTAL BANK NOTE
                (Cost $2,000,116)                                    2,000,116
                                                                --------------

REPURCHASE AGREEMENT - 18.14%

  25,000,000   JPMorgan Chase, 1.360%, dated
               07/30/04, matures 08/02/04,
               repurchase price $25,002,833
               (collateralized by U.S.
               Government Agency Instrument,
               total market value $25,500,325)                      25,000,000
                                                                --------------

               TOTAL REPURCHASE AGREEMENT
                (Cost $25,000,000)                                  25,000,000
                                                                --------------

ABN AMRO FUNDS
--------------

MONEY MARKET FUND                                                  JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                                    MARKET
   SHARES                                                           VALUE
 ----------                                                        --------

INVESTMENT COMPANY - 0.91%

   1,253,432   BlackRock Provident Institutional
                 TempFund Portfolio                             $    1,253,432
                                                                --------------

               TOTAL INVESTMENT COMPANY
                (Cost $1,253,432)                                    1,253,432
                                                                --------------

TOTAL INVESTMENTS - 99.96%
  (Cost $137,781,905)*                                             137,781,905
                                                                --------------
NET OTHER ASSETS AND LIABILITIES - 0.04%                                57,339
                                                                --------------
NET ASSETS - 100.00%                                            $  137,839,244
                                                                ==============
 -----------------------------------
* At July 31, 2004, cost is identical for book and Federal income tax purposes.


(a)      Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2004, these securities amounted to $41,103,698 or 29.82% of net assets. These securities have been determined by the Adviser to be liquid securities.


(DE)     Delaware
(NY)     New York
(US)     Untied States

ABN AMRO FUNDS
--------------

TAX-EXEMPT MONEY MARKET FUND                                       JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
  PAR VALUE                                                   VALUE
  ---------                                                 --------

MUNICIPAL OBLIGATIONS - 96.51%

               ALABAMA - 2.67%
$   8,600,000  City of Montgomery TECP
                 1.100%, 08/10/04                      $   8,600,000
                                                       -------------
               ALASKA - 1.91%
               Valdez Marine Terminal RB
                 BP Pipelines Project
    3,700,000    1.100%, 08/01/04 (a)                      3,700,000
      200,000    1.100%, 08/01/04 (a)                        200,000
    2,250,000    Exxon Pipeline Co. Project
                 1.040%, 08/01/04 (a)                      2,250,000
                                                       -------------
                                                           6,150,000
                                                       -------------
               ARIZONA - 2.17%
    7,000,000  Salt River Project TECP
                 1.060%, 08/04/04                          7,000,000
                                                       -------------
               CALIFORNIA - 3.42%
   11,025,000  California State Department of
                 Water Resources, RB
                 Series B-2
                 1.130%, 08/01/04 (a)
                 LOC: BNP Paribas                         11,025,000
                                                       -------------
               COLORADO - 5.47%
               Colorado Educational & Cultural
                 Facilities RB
    3,055,000    Naropa University Project
                 1.080%, 08/06/04 (a)
                 LOC: Wells Fargo Bank                     3,055,000
      365,000    National Cable Television
                 Center
                 1.080%, 08/06/04 (a)
                 LOC: Wells Fargo Bank                       365,000
   14,000,000  Colorado State, TRAN
                 3.000%, 06/27/05                         14,178,785
                                                       -------------
                                                          17,598,785
                                                       -------------
               CONNECTICUT - 7.13%
               Connecticut State Health, GO
   10,000,000    Series A
                 1.120%, 08/06/04 (a)
                 SPA: Landesbank                          10,000,000
    2,000,000    Series B
                 1.090%, 08/06/04 (a)
                 SPA: Bayerische Landesbank                2,000,000
               Connecticut State HEFA RB, Yale
                 University
      850,000    Series T-1
                 1.050%, 08/01/04 (a)                        850,000
      100,000    Series T-2
                 1.000%, 08/06/04 (a)                        100,000
   10,000,000    Series X-3
                 1.050%, 08/01/04 (a)                     10,000,000
                                                       -------------
                                                          22,950,000
                                                       -------------
               DISTRICT OF COLUMBIA - 1.09%
    3,500,000  Distric of Columbia American Red
                 Cross TECP
                 1.060%, 08/11/04                          3,500,000
                                                       -------------
               FLORIDA - 3.87%
    6,468,000  Jacksonville Electric Authority
                 System TECP
                 1.150%, 10/06/04                          6,468,000



                                                              MARKET
  PAR VALUE                                                   VALUE
  ---------                                                 --------


               FLORIDA (CONTINUED)
$ 6,000,000    Sarasota Memorial Hospital
                 District TECP
                 1.060%, 08/25/04                      $   6,000,000
                                                       -------------
                                                          12,468,000
                                                       -------------
               GEORGIA - 4.72%
               Municipal Electric Authority of
                 Georgia
    5,000,000    RB, Project One
                 1.020%, 08/06/04 (a)
                 Insured: FSA                              5,000,000
   10,200,000    TECP
                 1.060%, 08/25/04                         10,200,000
                                                       -------------
                                                          15,200,000
                                                       -------------
               ILLINOIS - 2.80%
               Illinois Health Facilities
                 Authority RB
      200,000    Resurrection Health,
                 Series A
                 1.110%, 08/01/04 (a)
                 Insured: FSA
                 SPA: Bank One                               200,000
    8,800,000    Rush Presbyterian - St.
                 Luke's Medical Center
                 Obligated Group, Series B
                 1.090%, 08/06/04 (a)
                 Insured: MBIA
                 SPA: First National Bank                  8,800,000
                                                       -------------
                                                           9,000,000
                                                       -------------
               INDIANA - 0.13%
      400,000  Hammond PCR
                 Amoco Oil Project
                 1.100%, 08/01/04 (a)                        400,000
                                                       -------------
               IOWA - 0.06%
      200,000    Ottumwa RB, Ottumwa Regional
                 Health Center
                 1.080%, 08/06/04 (a)
                 LOC: Wells Fargo Bank                       200,000
                                                       -------------
               KENTUCKY - 0.47%
    1,500,000  Kentucky Economic Development
                 Finance Authority Hospital
                 Facilities RB, Baptist Healthcare
                 System, Series C,
                 1.100%, 08/01/04 (a)
                 Insured: MBIA
                 SPA: National City Bank                   1,500,000
                                                       -------------
               LOUISIANA - 3.91%
   12,600,000  St. Charles Parish PCR
                 Shell Oil Project, Series B
                 1.080%, 08/01/04 (a)                     12,600,000
                                                       -------------
               MARYLAND - 2.08%
               Maryland State Health & Higher
                 Education Facilities Authority RB
                 Pooled Loan Program
    2,600,000    Series A
                 1.080%, 08/06/04 (a)
                 LOC: Bank One Trust                       2,600,000
    4,100,000    Series B
                 1.080%, 08/06/04 (a)
                 LOC: First National Bank                  4,100,000
                                                       -------------
                                                           6,700,000
                                                       -------------

ABN AMRO FUNDS
--------------

TAX-EXEMPT MONEY MARKET FUND                                       JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                              MARKET
  PAR VALUE                                                   VALUE
  ---------                                                 --------


               MASSACHUSETTS - 8.23%
$   4,700,000  Massachusetts State HEFA RB
                 Capital Asset Program
                 Series C
                 1.100%, 08/01/04 (a)
                 Insured: MBIA                         $   4,700,000
    1,000,000  Massachusetts State, GO, Series B
                 1.090%, 08/06/04 (a)
                 SPA: Landesbank                           1,000,000
   10,000,000  Massachusetts State Health &
                 Higher Education Facility,
                 Harvard University, RB, Series L
                 1.000%, 08/06/04                         10,000,000
                 Massachusetts Water Resources
                 Authority
      800,000    Multi-Modal Subordinated General RB,
                 Series A
                 1.080%, 08/06/04 (a)
                 Insured: AMBAC
                 SPA: Bank of Nova Scotia / Dexia
                 Credit Local                                800,000
   10,000,000    Multi-Modal Subordinated
                 General RB
                 Series B
                 1.040%, 08/06/04 (a)
                 Insured: FGIC                            10,000,000
                                                       -------------
                                                          26,500,000
                                                       -------------
               MICHIGAN - 1.56%
    5,000,000  Michigan State, GO, Series A
                 2.000%, 09/30/04                          5,008,335
                                                       -------------
               MINNESOTA - 5.96%
      600,000  Hennepin County, GO, Series C
                 0.930%, 08/06/04 (a)
                 SPA: West Deutsche Landesbank               600,000
      365,000  Minneapolis Convention Center, GO
                 Convention Center Bonds
                 0.930%, 08/06/04 (a)
                 SPA: Dexia Credit Local                     365,000
   11,550,000  Minneapolis, GO,  Library Project
                 0.930%, 08/06/04 (a)                     11,550,000
               Minneapolis, GO, Series B
      390,000    0.930%, 08/06/04 (a)
                 SPA: Dexia Credit Local                     390,000
       95,000    0.930%, 08/06/04 (a)
                 SPA: Dexia Credit Local                      95,000
    6,200,000  Owatonna Hospital RB
                 Health Central System
                 1.070%, 08/06/04 (a)
                 LOC: Wells Fargo Bank                     6,200,000
                                                       -------------
                                                          19,200,000
                                                       -------------
               MISSISSIPPI - 2.56%
    8,245,000  Jackson County Port Facility RB
                 Chevron USA Income Project
                 1.100%, 08/01/04 (a)                      8,245,000
                                                       -------------
               MISSOURI - 0.83%
               Missouri State HEFA RB
                 The Washington University Project
    2,400,000    Series A
                 1.100%, 08/01/04 (a)
                 SPA: Morgan Guaranty Trust                2,400,000



                                                              MARKET
  PAR VALUE                                                   VALUE
  ---------                                                 --------


               MISSOURI (CONTINUED)
 $    275,000    Series B
                 1.100%, 08/01/04 (a)
                 SPA: Morgan Guaranty Trust            $     275,000
                                                       -------------
                                                           2,675,000
                                                       -------------
               NEBRASKA - 5.12%
    6,500,000  Lincoln Electric System TECP
                 1.090%, 09/01/04                          6,500,000
               Omaha Public Power TECP
    7,000,000    1.060%, 08/11/04                          7,000,000
    3,000,000    1.110%, 09/02/04                          3,000,000
                                                       -------------
                                                          16,500,000
                                                       -------------
               NEVADA - 2.02%
    6,510,000  Clark County School District, GO,
                 Series A
                 1.050%, 08/01/04 (a)
                 Insured: FSA
                 SPA: State Street                         6,510,000
                                                       -------------
               NEW MEXICO - 0.22%
      715,000  Hurley PCR
                 Kennecott Santa Fe Project
                 1.100%, 08/01/04 (a)                        715,000
                                                       -------------
               NEW YORK - 3.51%
   11,300,000  New York State Local Government
                 Assistance RB, Series D
                 1.050%, 08/06/04 (a)
                 LOC: Societe Generale                    11,300,000
                                                       -------------
               NORTH CAROLINA - 1.30%
    4,200,000  North Carolina State, Public
                 Improvement
                 GO, Series F
                 1.040%, 08/06/04 (a)
                 SPA: Landesbank                           4,200,000
                                                       -------------
               TEXAS - 9.47%
   10,000,000  City of Austin TECP
                 0.950%, 08/04/04                         10,000,000
    5,200,000  Gulf Coast Waste Disposal
                 Authority PCR
                 Exxon Project
                 1.040%, 08/01/04 (a)                      5,200,000
    2,300,000  Harris County, Health Facilities RB
                 Texas Medical Center Project
                 1.100%, 08/01/04 (a)
                 Insured:MBIA
                 SPA: JPMorgan Chase                       2,300,000
   13,000,000  Texas State, TRAN
                 2.000%, 08/31/04                         13,009,493
                                                       -------------
                                                          30,509,493
                                                       -------------
               UTAH - 3.88%
   11,500,000  Intermountain Power Authority TECP
                 1.060%, 08/04/04                         11,500,000
    1,000,000  State of Utah Building Ownership
                 Authority Lease RB
                 Facilities Master Lease Program,
                 Series C
                 1.090%, 08/06/04 (a)
                 LOC: Landesbank                           1,000,000
                                                       -------------
                                                          12,500,000
                                                       -------------

ABN AMRO FUNDS
--------------

TAX-EXEMPT MONEY MARKET FUND                                       JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                              MARKET
  PAR VALUE                                                   VALUE
  ---------                                                 --------


               VIRGINIA - 1.86%
$   6,000,000  City of Mount Vernon TECP
                 1.100%, 08/10/04                      $   6,000,000
                                                       -------------
               WASHINGTON - 2.41%
    4,750,000    Washington State Public Power
                 Supply System RB, Nuclear
                 Project No. 1, Series 1A-1
                 1.090%, 08/06/04 (a)
                 LOC: Bank of America                      4,750,000
    3,000,000    Washington State, GO, Series VR 96B
                 1.000%, 08/06/04 (a)
                 SPA: Landesbank                           3,000,000
                                                       -------------

                                                           7,750,000
                                                       -------------
               WEST VIRGINIA - 0.96%
    3,100,000  Marshall County PCR
                 Ohio Power Project, Series E
                 1.120%, 08/01/04 (a)
                 LOC: Royal Bank of Scotland               3,100,000
                                                       -------------
               WISCONSIN - 3.28%
    6,546,000  State of Wisconsin  TECP
                 1.090%, 09/01/04                          6,546,000
    4,000,000    State of Wisconsin Transportation
                 TECP
                 1.080%, 09/08/04                          4,000,000
                                                       -------------
                                                          10,546,000
                                                       -------------
               WYOMING - 1.44%
    4,650,000  Sublette County PCR
                 Exxon Project
                 1.020%, 08/01/04 (a)                      4,650,000
                                                       -------------
               TOTAL MUNICIPAL OBLIGATIONS
                (Cost $310,800,613)                      310,800,613
                                                       -------------

    SHARES
 ----------

INVESTMENT COMPANIES - 3.39%
        8,118  AIM Tax-Free Cash Reserve Shares -
               Institutional Class                             8,118
        1,198  Dreyfus Tax-Exempt Cash Management
               Fund                                            1,198
   10,917,460  SEI Institutional Tax Free Money
               Market Fund                                10,917,460
                                                       -------------

               TOTAL INVESTMENT COMPANIES
                (Cost $10,926,776)                        10,926,776
                                                       -------------

TOTAL INVESTMENTS - 99.90%
  (Cost $321,727,389)*                                   321,727,389
                                                       -------------
NET OTHER ASSETS AND LIABILITIES - 0.10%                     321,751
                                                       -------------
NET ASSETS - 100.00%                                   $ 322,049,140
                                                       =============
 -----------------------------------

* At July 31, 2004, cost is identical for book and Federal income tax purposes.

(a) Variable rate instrument. The rate shown reflects the rate in effect on July 31, 2004. The maturity date shown is the next scheduled reset date.



AMBAC      Ambac Assurance Corp.
FGIC       Financial Guaranty Insurance Co.
FSA        Financial Security Assurance, Inc.
GO         General Obligation
HEFA       Health & Educational Facilities Authority
Landesbank Landesbank Hessen Thurigen Girozentrale
LOC        Letter of Credit
MBIA       MBIA Insurance Corporation
PCR        Pollution Control Revenue
RB         Revenue Bond
SPA        Standby Purchase Agreement
TAN        Tax Anticipation Note
TECP       Tax-Exempt Commercial Paper
TRAN       Tax & Revenue Anticipation Note


 INDUSTRY CONCENTRATION TABLE (% of Total Net Assets)

         Utilities...........................................    33.66%
         General Obligation..................................    23.82%
         Medical.............................................    12.45%
         Education...........................................    10.42%
         Pollution...........................................    10.14%
         Developement........................................     4.47%
         Transportation......................................     1.24%
         Facilities..........................................     0.31%
         Investment Companies................................     3.39%
         Net Other Assets and
         Liabilities.........................................     0.10%
                                                                ------
         Total                                                  100.00%
                                                                ======

ABN AMRO FUNDS
--------------

TREASURY MONEY MARKET FUND                                         JULY 31, 2004
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
 ----------                                                        --------

U.S. TREASURY OBLIGATIONS - 67.31%

               U.S. TREASURY BILLS (A) - 54.90%
$  5,000,000   0.980%, 08/05/04                                 $    4,999,456
  15,000,000   1.113%, 08/05/04                                     14,998,146
  15,000,000   1.165%, 08/05/04                                     14,998,058
  12,000,000   0.940%, 08/12/04                                     11,996,553
  15,000,000   1.175%, 08/12/04                                     14,994,615
   3,500,000   0.990%, 08/19/04                                      3,498,267
  10,000,000   1.188%, 08/19/04                                      9,994,062
  15,000,000   1.208%, 08/19/04                                     14,990,944
  10,000,000   1.022%, 08/26/04                                      9,992,903
  15,000,000   1.175%, 08/26/04                                     14,987,760
   5,000,000   0.963%, 09/02/04                                      4,995,722
  25,000,000   1.200%, 09/02/04                                     24,973,333
  10,000,000   0.988%, 09/09/04                                      9,989,302
   5,000,000   0.983%, 09/16/04                                      4,993,723
   5,000,000   1.030%, 09/16/04                                      4,993,419
  10,000,000   0.985%, 09/23/04                                      9,985,499
   5,000,000   1.016%, 10/07/04                                      4,990,546
   5,000,000   1.062%, 10/07/04                                      4,990,118
   5,000,000   1.319%, 10/14/04                                      4,986,449
                                                                --------------
                                                                   190,348,875
                                                                --------------
               U.S. TREASURY NOTES - 12.41%
  24,000,000   2.125%, 08/31/04                                     24,018,786
  15,000,000   1.875%, 09/30/04                                     15,021,172
   4,000,000   2.000%, 11/30/04                                      4,011,441
                                                                --------------
                                                                    43,051,399
                                                                --------------

               TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $233,400,274)                                233,400,274
                                                                --------------

REPURCHASE AGREEMENTS - 27.98%

  60,000,000   JP Morgan Chase, 1.310%, dated
                 07/30/04, matures 08/02/04,
                 repurchase price $60,006,550
                 (collateralized by U.S.
                 Treasury Instruments, total
                 market value $61,204,271)                          60,000,000
  37,000,000   Merrill Lynch, 1.250%, dated
                 07/30/04, matures 08/02/04,
                 repurchase price $37,003,854
                 (collateralized by U.S.
                 Treasury Instruments, total
                 market value $37,741,409)                          37,000,000
                                                                --------------

               TOTAL REPURCHASE AGREEMENTS
                (Cost $97,000,000)                                  97,000,000
                                                                --------------


                                                                    MARKET
   SHARES                                                           VALUE
 ----------                                                        --------

INVESTMENT COMPANIES - 4.71%
   6,573,256   BlackRock Institutional T-Fund
                 Portfolio                                      $    6,573,256
   9,752,965   AIM STIT Treasury Portfolio                           9,752,965
                                                                --------------

               TOTAL INVESTMENT COMPANIES
                (Cost $16,326,221)                                  16,326,221
                                                                --------------

TOTAL INVESTMENTS - 100.00%
  (Cost $346,726,495)*                                             346,726,495
                                                                --------------
NET OTHER ASSETS AND LIABILITIES - 0.00%                                (4,321)
                                                                --------------
NET ASSETS - 100.00%                                            $  346,722,174
                                                                ==============
 -----------------------------------
* At July 31, 2004, cost is identical for book and Federal income tax purposes.


(a)      Annualized yield at the time of purchase.


STIT     Short-Term Investments Trust plc

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ABN AMRO FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date  September 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date  September 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ GERALD DILLENBURG
                         -------------------------------------------------------
                           Gerald Dillenburg, Senior Vice President, Secretary & Treasurer
                           (principal financial officer)

Date  September 24, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.